ING Life Insurance and Annuity Company
Variable Annuity Account B of ING Life Insurance and Annuity Company

Deferred Variable Annuity Contract

ING VARIABLE ANNUITY

April 28, 2006

The Contract. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by ING Life Insurance and Annuity Company (“ILIAC,” the “Company,” “we,” “us,” “our”). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (“Tax Code”); a qualified individual retirement annuity (“IRA”); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans. The contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

Premium Bonus Option. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account. See “Premium Bonus Option–Suitability.”

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III — Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-366-0066. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain free of charge the April 28, 2006, Statement of Additional Information (“SAI”) about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain free of charge, the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov

ILIAC Variable Annuity – INGVA

or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room 1580, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

•	ILIAC Guaranteed Account (the Guaranteed Account)
•	Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the FDIC. The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Topics – Contract Distribution,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

ILIAC Variable Annuity – INGVA

The investment portfolios available under your Contract are:

ING Investors Trust

ING American Funds Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

ING Evergreen Omega Portfolio (Class I)

ING FMRSM Diversified Mid Cap Portfolio (Class I)

ING FMRSM Earnings Growth Portfolio (Class I)

ING Franklin Income Portfolio (Class S)

ING Global Real Estate Portfolio (Class S)

ING Global Resources Portfolio (Class S)

ING JPMorgan Emerging Markets Equity Portfolio (Class S)

ING JPMorgan Small Cap Equity Portfolio (Class I)

ING JPMorgan Value Opportunities Portfolio (Class I)

ING Julius Baer Foreign Portfolio (Class S)

ING Legg Mason Value Portfolio (Class I)

ING LifeStyle Aggressive Growth Portfolio (Class S1)

ING LifeStyle Growth Portfolio (Class S1)

ING LifeStyle Moderate Growth Portfolio (Class S1)

ING LifeStyle Moderate Portfolio (Class S1)

ING Lord Abbett Affiliated Portfolio (Class S)

ING MarketPro Portfolio (Class S)

ING Marsico Growth Portfolio (Class S)

ING Marsico International Opportunities Portfolio (Class S)

ING Mercury Large Cap Growth Portfolio (Class S)

ING MFS Mid Cap Growth Portfolio (Class S)

ING MFS Total Return Portfolio (Class I)

ING Oppenheimer Main Street Portfolio (Class I)

ING Pioneer Fund Portfolio (Class I)

ING Pioneer Mid Cap Value Portfolio (Class S)

ING T. Rowe Price Equity Income Portfolio (Class S)

ING Templeton Global Growth Portfolio (Class S)

ING UBS U.S. Allocation Portfolio (Class S)

ING VP Index Plus International Equity Portfolio (Class S)

ING Wells Fargo Mid Cap Disciplined Portfolio (Class S)

ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

ING Partners, Inc.

ING American Century Select Portfolio (Initial Class)

ING Baron Small Cap Growth Portfolio (Service Class)

ING Columbia Small Cap Value II Portfolio (Service Class)

ING Davis Venture Value Portfolio (Service Class)

ING JPMorgan International Portfolio (Initial Class)

ING Legg Mason Partners Aggressive Growth Portfolio

(Initial Class)

ING Lord Abbett U.S. Government Securities Portfolio

(Initial Class)

ING MFS Capital Opportunities Portfolio (Initial Class)

ING Neuberger Berman Partners Portfolio (Initial Class)

ING Neuberger Berman Regency Portfolio (Service Class)

ING Partners, Inc. (Cont.)

ING Oppenheimer Global Portfolio (Initial Class)

ING Oppenheimer Strategic Income Portfolio (Initial Class)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio

(Initial Class)

ING Templeton Foreign Equity Portfolio (Service Class)

ING UBS U.S. Large Cap Equity Portfolio (Initial Class)

ING UBS U.S. Small Cap Growth Portfolio (Service Class)

ING Van Kampen Equity and Income Portfolio (Initial Class)

ING Variable Funds

ING VP Growth and Income Portfolio (Class I)

ING Variable Insurance Trust

ING GET U.S. Core Portfolio

ING Variable Portfolios, Inc.

ING VP Global Science and Technology Portfolio (Class I)

ING VP Growth Portfolio (Class I)

ING VP Index Plus LargeCap Portfolio (Class I)

ING VP International Equity Portfolio (Class I)

ING VP Small Company Portfolio (Class I)

ING Variable Products Trust

ING VP High Yield Bond (Class I)

ING VP SmallCap Opportunities Portfolio (Class S)

ING VP Balanced Portfolios, Inc.

ING VP Balanced Portfolio, Inc. (Class I)

ING VP Intermediate Bond Portfolio (Class I)

ING VP Money Market Portfolio (Class I)

Fidelity Variable Insurance Products Portfolio

Fidelity VIP Contrafund Portfolio (Class I)

Fidelity VIP Equity-Income Portfolio (Class I)

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities Fund (Class 2)

ILIAC Variable Annuity – INGVA

TABLE OF CONTENTS

Page

Contract Overview	1
Contract Design	1
New York Contracts	1
Contract Facts	2
Contract Phases: The Accumulation Phase, The Income Phase	4
Fee Table	4
Condensed Financial Information	8
Purchase and Rights	8
Right to Cancel	11
Premium Bonus Option	11
Investment Options	13
Transfers Among Investment Options	15
Transfers Between Option Packages	17
Fees	18
Your Account Value	25
Withdrawals	26
Systematic Distribution Options	27
Death Benefit	28
The Income Phase	33
New York Contracts	36
Taxation	40
Other Topics	49

The Company — Regulatory Developments — Variable Annuity Account B — Contract Distribution — Commission Payments — Third Party Compensation Arrangements — Payment Delay or Suspension — Voting Rights — Contract Modifications — Transfer of Ownership: Assignment — Involuntary Terminations — Legal Matters and Proceedings

Contents of the Statement of Additional Information	SAI-1
Appendix I — ILIAC Guaranteed Account	I-1
Appendix II — Fixed Account	II-1
Appendix III — Description of Underlying Funds	III-1
Appendix IV — Projected Schedule of ING GET U.S. Core Portfolio Offerings	IV-1
Appendix V — Condensed Financial Information	V-1

ILIAC Variable Annuity –INGVA	i

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

ING

P.O. Box 9271

Des Moines, IA 50306-9271

1-800-531-4547

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:

ING	ING
Attn: Customer Service	Attn: Customer Service Center
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

New York Contracts:

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. For details regarding the New York contracts, see the “Fee Table” and the “New York Contracts” sections of this prospectus.

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Contract Facts:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See “Purchase and Rights” for age maximums on the calculation of death benefits. The differences are summarized as follows:

	Option Package I		Option Package II		Option Package III
Mortality and Expense Risk Charge[1]:	0.80%		1.10%		1.25%
Death Benefit[2] on Death of the Annuitant[3]:	The greater of: (1) The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or (2) The account value on the claim date.

The greatest of:

(1)   The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or

(2)   The account value on the claim date; or

(3)   The “step-up value” on the claim date.

The greatest of:

(1)   The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or

(2)   The account value on the claim date; or

(3)   The “step-up value” on the claim date; or

(4)   The “roll-up value” on the claim date.[4]

Minimum Initial Purchase Payment[5]:	Non-Qualified: $15,000	Qualified: $1,500	Non-Qualified: $5,000	Qualified: $1,500	Non-Qualified: $5,000	Qualified: $1,500
Free Withdrawals[6]:	10% of your account value each account year, non-cumulative.		10% of your account value each account year, non-cumulative.		10% of your account value each account year, cumulative to a maximum 30%.
Nursing Home Waiver — Waiver of Early Withdrawal Charge[7]:	Not Available		Available		Available

[1] See “Fee Table” and “Fees.”

[2] See “Death Benefit.” If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

[3] When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “Death Benefit.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

[4] See the “New York Contracts” section of this prospectus for details regarding the death benefit under Option Package III for contracts issued in New York.

[5] See “Purchase and Rights.”

[6] See “Fees.”

[7] See “Fees” and the “New York Contracts” sections of this prospectus for details regarding contracts issued in New York.

Premium Bonus Option. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See “Premium Bonus Option.”

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge may also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See “Fee Table” and “Fees.”

ILIAC Variable Annuity – INGVA	2

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

•	If you exercise your free look privilege and cancel your contract. See “Premium Bonus Option—Forfeiture” and “Right to Cancel.”

•

If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture” and “Death Benefit—Premium Bonus.”

•	If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See “Premium Bonus Option—Forfeiture” and “Withdrawals.”

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See “Premium Bonus Option—Suitability.” Your sales representative can help you decide if the premium bonus option is right for you.

Transferability. You may transfer from one option package to another.

•	Transfers must occur on an account anniversary.

•	A written request for the transfer must be received by us within 60 days of an account anniversary.

•	Certain minimum account values must be met.

See “Transfers Between Option Packages.”

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right to Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See “Death Benefit.” Any death benefit during the income phase will depend upon the income phase payment option selected. See “The Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See “Fee Table” and “Fees.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 403(b) plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

ILIAC Variable Annuity – INGVA	3

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

CONTRACT PHASES

I.	The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

•	Fixed Interest Options; or

•	Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II.	The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

•	Receive income phase payments for a specified period of time or for life;

•	Receive income phase payments monthly, quarterly, semi-annually or annually;

•	Select an income phase payment option that provides for payments to your beneficiary; or

•	Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

ILIAC Variable Annuity – INGVA	4

Maximum Transaction Fees:

Early Withdrawal Charge

(As a percentage of payments withdrawn.)

For Contracts Issued Outside of the State of New York
All Contracts (except Roth IRA Contracts Issued Before September 20, 2000):
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 2 2 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 0%
Roth IRA Contracts Issued Before September 20, 2000
Completed Account Years	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more	5% 4% 3% 2% 1% 0%
For Contracts Issued in the State of New York
All Contracts
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 2% 1% 0%
Annual Maintenance Fee $30.00[1] Transfer Charge $ 0.00[2]

[1]	The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees—Annual Maintenance Fee.”

[2]

We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See “Transfers” for additional information.

ILIAC Variable Annuity – INGVA	5

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Fees Deducted from Investments in the Separate Account:

Amount During the Accumulation Phase

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

If You Do Not Elect the Premium Bonus Option:

All Account Years
Option Page I
Mortality and Expense Risk Charge	0.80%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.40%

If You Elect the Premium Bonus Option:

	Account Years 1-7	After the 7th Account Year
Option Page I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.45%	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.75%	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.90%	1.40%

ILIAC Variable Annuity – INGVA	6

If You Elect the Premium Bonus Option and Invest in the GET Fund*:

	Account Years 1-7	After the 7th Account Year
Option Page I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	1.95%	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.25%	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.40%	1.40%

*

The GET Fund guarantee charge applies during each guarantee period to amounts invested in the GET Fund investment option only. This fee table assumes a GET Fund guarantee period of seven years. See “Investment Options — Variable Investment Options” for additional information.

Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees[1], and other expenses):	0.35%	1.50%

[1]

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

Examples:

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year

ILIAC Variable Annuity – INGVA	7

and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts Issued Outside the State of New York

Assuming You Elect the Premium Bonus Option:

1) If you withdraw your entire account value at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,047	$1,656	$2,288	$3,721
2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 year	3 years	5 years	10 years
$347	$1,056	$1.788	$3,721

For Contracts Issued in the State of New York

Assuming You Elect the Premium Bonus Option:

1) If you withdraw your entire account value at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,047	$1,556	$2,088	$3,721
2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 year	3 years	5 years	10 years
$347	$1,056	$1,788	$3,721

*

This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix V of this prospectus we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

PURCHASE AND RIGHTS

How to Purchase: Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

ILIAC Variable Annuity – INGVA	8

•

Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

•

Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics -- Contract Distribution”). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

•

Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1.

Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.

Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.

Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4.

Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or older you may want to consider whether choosing one of these options is in your best interest. See “Death Benefit” for a description of the calculation of death benefits above certain ages.

Your Rights Under the Contract:

•	Individual Contracts. You have all contract rights.

•

Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

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•

Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

•	One lump sum;

•	Periodic payments; or

•	Transfer or rollover from a pre-existing retirement plan or account

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See “Premium Bonus Option—Suitability.”

Purchase Payment Amounts. The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

	Option Package I		Option Package II		Option Package III
Minimum Initial Purchase Payment	Non-Qualified:	Qualified:*	Non-Qualified:	Qualified:*	Non-Qualified:	Qualified:*
	$15,000	$1,500	$5,000	$1,500	$5,000	$1,500

*

The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

Reduction of Purchase Payment Amounts. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

•	The size and type of the prospective group, if any, to which the reduction would apply;

•	The method and frequency of purchase payments to be made under the contract; and

•	The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

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We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “Investment Options” section.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. Any premium bonus credited to your account will be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION

Election. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

Premium Bonus Amount. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

Premium Bonus Option Charge. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. We may also deduct this charge from amounts allocated to the fixed interest options, resulting in an annual 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See “Fees—Reduction or Elimination of Certain Fees.”

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See “Your Account Value.”

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Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

•	If you exercise your free look privilege and cancel your contract. See “Right to Cancel.”

•

If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Death Benefit—Premium Bonus.”

•

If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See “Withdrawals.”

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

Date	Purchase Payment	Premium Bonus	Account Value	Withdrawal Amount	Explanation
May 2, 2004	$100,000	$4,000	$104,000	--	You make a $100,000 initial purchase payment and we credit your account with a 4% ($4,000) premium bonus. Your beginning account value equals $104,000.
May 2, 2007	--	--	$120,000	$30,000

Assume that your account value grows to $120,000 over the next three years and you request a $30,000 withdrawal. $18,000 of that $30,000 will be subject to an early withdrawal charge ($30,000 minus $12,000 (the 10% free withdrawal amount, see “Fees—Free Withdrawals”)) and you would pay a $1,080 early withdrawal charge (6% of $18,000). Additionally, because $18,000 is 18% of the $100,000 purchase payment made in the first account year, 18% of your $4,000 premium bonus, or $720, would be forfeited.*

*

This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See “Fees—Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

See the “New York Contracts” section of this prospectus for details about forfeiture of the premium bonus under contracts issued in New York.

Suitability. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven

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account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (Fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in “Contract Overview—Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

ING GET U.S. Core Portfolio (formerly known as, and referred to herein as, “GET Fund”). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix IV for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the day of the offering period. The guarantee does not promise that you will earn the fund’s minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

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Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice on the maturity date, we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

Fixed Interest Options. If available in your state, the ILIAC Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

Selecting Investment Options:

•	Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

•

Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

•	Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). “Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

•	Shared—bought by more than one company.

•	Mixed—bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value

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to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•	Increased trading and transaction costs;

•	Forced and unplanned portfolio turnover;

•	Lost opportunity costs; and

•	Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

•	Exceeds our current definition of excessive trading, as defined below;

•	Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);

•	Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or

•	Is determined, in our sole discretion, to be not in the best interests of other contract owners.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after

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your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

•	Not accept transfer instructions from that organization, individual or other party; and

•	Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the Liquid Assets portfolio (subaccount), if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m., eastern time.

Limits Imposed by the Underlying Fund. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation to a subaccount if the corresponding fund will not accept the allocation for any reason.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed

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term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview—Questions: Contacting the Company.”

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “Contract Overview—Questions: Contacting the Company.”

TRANSFERS BETWEEN OPTION PACKAGES

You may transfer from one option package to another.

•	Transfers must occur on an account anniversary.

•	A written request for the transfer must be received by us within 60 days before an account anniversary.

•	The following minimum account values need to be met:

	Transfers to Option Package I		Transfers to Option Packages II or III
Minimum Account Value	Non-Qualified:	Qualified:	Non-Qualified:	Qualified:
	$15,000	$1,500	$5,000	$1,500

•	You will receive a new contract schedule page upon transfer.

•	Only one option package may be in effect at any time

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Transfers to Option Package I	Transfers to Option Package II	Transfers to Option Package III

Death Benefit[1]:

•     The sum of all purchase payments made, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date, will continue to be calculated from the account effective date.

•     The “step-up value” under Option Packages II and III will terminate on the new schedule effective date.

•     The “roll-up value” under Option Package III will terminate on the new schedule effective date.

Death Benefit[1]:

•     The sum of all purchase payments made, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date, will continue to be calculated from the account effective date.

•     If transferring from Option Package I, the “step-up value” will be calculated beginning on the new schedule effective date.

•     If transferring from Option Package III, the “step-up value” will continue to be calculated from the date calculated under Option Package III.

•     The “roll-up value” under Option Package III will terminate on the new schedule effective date.

Death Benefit[1]:

•     The sum of all purchase payments made, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date, will continue to be calculated from the account effective date.

•     If transferring from Option Package I, the “step-up value” will be calculated beginning on the new schedule effective date.

•     If transferring from Option Package II, the “step-up value” will continue to be calculated from the date calculated under Option Package II.

•     The “roll-up value” will be calculated beginning on the new schedule effective date.

Nursing Home Waiver[2]: • The availability of the waiver of the early withdrawal charge under the Nursing Home Waiver will terminate on the new schedule effective date.

Nursing Home Waiver[2]:

•     If transferring from Option Package I, the waiting period under the Nursing Home Waiver will begin to be measured from the new schedule effective date.

•     If transferring from Option Package III, the waiting period will have been satisfied on the new schedule effective date.

Nursing Home Waiver[2]:

•     If transferring from Option Package I, the waiting period under the Nursing Home Waiver will begin to be measured from the new schedule effective date.

•     If transferring from Option Package II, the waiting period will have been satisfied on the new schedule effective date.

Free Withdrawals[3]: • If transferring from Option Package III, any available free withdrawal amount in excess of 10% will be lost as of the new schedule effective date.	Free Withdrawals[3]: • If transferring from Option Package III, any available free withdrawal amount in excess of 10% will be lost as of the new schedule effective date.	Free Withdrawals[3]: • The cumulative to 30% available free withdrawal amount will begin to be calculated as of the new schedule effective date.

[1]	See “Death Benefit.”

[2]	See “Fees—Nursing Home Waiver.”

[3]	See “Fees—Free Withdrawals.”

FEES

The following repeats and adds to information provided in the “Fees and Expenses” section. Please review both sections for information on fees.

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TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules

For Contracts Issued outside of the State of New York
All Contracts (except Roth IRA Contracts Issued Before September 20, 2000):
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 2 2 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 0%
Roth IRA Contracts Issued Before September 20, 2000:
Completed Account Years	Early Withdrawal Charge

Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more	5% 4% 3% 2% 1% 0%
For Contracts Issued in the State of New York
All Contracts
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 2% 1% 0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

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Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% (4% for a Contract issued in NY) of the portion of that purchase payment withdrawn.

For certain Roth IRA contracts where the early withdrawal charge is based on the number of completed account years, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

•	Used to provide income phase payments to you;

•

Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;

•	Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

•	Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”);

•	Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

•

If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see “Systematic Distribution Options”)); or

•	Paid upon termination of your account by us (see “Other Topics — Involuntary Terminations”).

Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

•	More than one account year has elapsed since the schedule effective date;

•

The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and

The annuitant has spent at least 45 consecutive days in such nursing care facility.

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We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law. See the “New York Contracts” section of this prospectus for contracts issued in New York.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II
0.80%	1.10%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “The Income Phase – Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

•	The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

•	The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

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If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III
0.15%	0.15%	0.15%

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses.

Premium Bonus Option Charge

Maximum Amount. 0.50%, but only if you elect the premium bonus option.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase.

Purpose. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year. See “Premium Bonus Option – Premium Bonus Option Charge.”

ING GET U.S. Core Portfolio Guarantee Charge

Maximum Amount. 0.50%, but only if you elect to invest in the GET Fund investment option.

When/How. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

Purpose. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See “Investment Options-Variable Investment Options.”

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

•	The size and type of group to whom the contract is issued;

•	The amount of expected purchase payments;

ILIAC Variable Annuity – INGVA	22

•

A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

•	The type and frequency of administrative and sales services provided; or

•	The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company, or its U.S. affiliates, receives from each of the funds or the funds’ affiliates varying levels and types of revenues with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generally generate the least amount of revenue.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and (b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

•	Service fees that are deducted from fund assets.

•	For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the fund prospectus.

•

Additionally, the Company receives the other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

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Types of Revenue Received from Unaffiliated Funds

Revenues received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:

•	For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectus.

•

We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2005:

Fidelity Variable Insurance Products Portfolio

Franklin Templeton Variable Insurance Products Trust

If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Additional Compensation and Benefits Received

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser of affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The fund prospectus reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds.

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

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When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “Taxation.”

YOUR ACCOUNT VALUE

During the accumulation phase your account value at any given time equals:

•	The current dollar value of amounts invested in the subaccounts; plus

•	The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET U.S. Core Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•	The net assets of the fund held by the subaccount as of the current valuation; minus

•	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•	The total value of the subaccount’s units at the preceding valuation; minus

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•

A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the ING GET U.S. Core Portfolio. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1:	You make an initial purchase payment of $5000.

Step 2:

A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3:	The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See “Restrictions on Withdrawals from 403(b) Plan Accounts.”

Steps for Making A Withdrawal:

•	Select the withdrawal amount.

(1)

Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.

(2)

Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the

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Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

•

Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

•	Properly complete a disbursement form and deliver it to our Customer Service Center.

Restrictions on Withdrawals from 403(b) Plan Accounts. Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant’s death, disability, attainment of age 59½, separation from service or financial hardship. See “Taxation.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET U.S. Core Portfolio and then elect to reinstate them, we will reinstate them in an ING GET U.S. Core Portfolio series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro-rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase.

Features of a Systematic Distribution Option. A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

The following systematic distribution options may be available:

•

SWO—Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

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•

ECO—Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

•

LEO—Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Taxation.”

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview—Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in “Contract Overview—Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

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Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Schedule Effective Date: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview—Questions: Contacting the Company.”

Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies.

	Option Package I	Option Package II	Option Package III
Death Benefit on Death of the Annuitant:	The greater of: (1) The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or (2) The account value* on the claim date.

The greatest of:

(1)   The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or

(2)   The account value* on the claim date; or

(3)   The “step-up value”* (as described below) on the claim date.

The greatest of:

(1)   The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or

(2)   The account value* on the claim date; or

(3)   The “step-up value”* (as described below) on the claim date; or

(4)   The “roll-up value”* (as described below) on the claim date.**

*

For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

**	See the “New York Contracts” section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

•	The account value; or

•

The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

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Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

•	The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or

•	The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant’s 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant’s 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

The “roll-up value” is not available on contracts issued in the State of New York. See the “New York Contracts” section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

Adjustment. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market

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value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Death Benefit Amounts in Certain Cases

If a Spousal Beneficiary Continues the Account Following the Death of the Contract Holder/Annuitant. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1)

In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial purchase payment;

(2)

In calculating the step-up value, the step-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial step-up value; and

(3)	In calculating the roll-up value, the roll-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the initial roll-up value.

If the Contract Holder is not the Annuitant. Under nonqualified contracts only the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

Because the death benefit in these circumstances equals the account value, plus or minus any market value adjustment, a contract holder who is not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary’s death shall be determined under the option package then in effect.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

Death Benefit—Methods of Payment

For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

•

Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see “Taxation Required Minimum Distributions”));

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•	Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

•	Elect SWO, ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See “Taxation.”

For Non-Qualified Contracts.

(1)

If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a)	Continue the contract in the accumulation phase;

(b)	Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c)	Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2)

If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See “Taxation—Required Minimum Distributions.”

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Taxation.”

(3)

If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See “Taxation.”

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THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

•	Payment start date;

•	Income phase payment option (see the income phase payment options table in this section);

•	Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•	Choice of fixed, variable or a combination of both fixed and variable payments; and

•	Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview—Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

•	A first income phase payment of at least $50; and

•	Total yearly income phase payments of at least $250.

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If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)	The first day of the month following the annuitant’s 85th birthday; or

(b)	The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;

(b)	The joint lives of the annuitant and beneficiary;

(c)	A guaranteed period greater than the annuitant’s life expectancy; or

(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Taxation” for further discussion of rules relating to income phase payments.

Charges Deducted.

•

If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees—Mortality and Expense Risk Charge.”

•

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See “Fees—Administrative Expense Charge.”

•

If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See “Fees—Premium Bonus Option Charge.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment

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in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.

Death Benefit—None: All payments end upon the annuitant’s death.

Life Income— Guaranteed Payments

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years or as otherwise specified in the contract.

Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income— Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.

Continuing Payments: When you select this option you choose for:

(a)   100%, 66 2/3 % or 50% of the payment to continue to the surviving annuitant after the first death; or

(b)  100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit—None: All payments end upon the death of both annuitants.

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Life Income— Two Lives— Guaranteed Payments

Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to 30 years or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit—Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income— Cash Refund Option (limited availability—fixed payments only)

Length of Payments: For as long as the annuitant lives.

Death Benefit—Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump sum payment equal to the amount originally applied to the income phase payment option (less any applicable premium tax) and less the total amount of income payments paid.

Life Income—Two Lives—Cash Refund Option (limited availability—fixed payments only)

Length of Payments: For as long as either annuitant lives.

Continuing Payments: 100% of the payment to continue after the first death.

Death Benefit—Payment to the Beneficiary: When both annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any applicable premium tax) and less the total amount of income payments paid.

Nonlifetime Income Phase Payment Option
Nonlifetime— Guaranteed Payments

Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you elected the premium bonus option). In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees—Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Customer Service Center.

Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or 5% assumed net investment rate used for variable payments).

NEW YORK CONTRACTS

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. This section identifies the different features and benefits and replaces the portions of this prospectus that contain the differences with information that relates specifically to New York contacts. This section should be read in conjunction with the rest of this prospectus. The fees that apply to New York contracts are described in the “Fee Table” and “Fees” sections of this prospectus.

Contract Overview – Contract Facts. The following information about New York contracts replaces the “Contract Facts” subsection in the “Contract Overview” section of this prospectus:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. The differences are summarized as follows:

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	Option Package I		Option Package II		Option Package III
Mortality and Expense Risk Charge[1]:	0.80%		1.10%		1.25%
Death Benefit[2] on Death of the Annuitant[3]:	The greater of: (1) The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or (2) The account value on the claim date.

The greatest of:

(1)   The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or

(2)   The account value on the claim date; or

(3)   The “step-up value” on the claim date.

The greatest of:

(1)   The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or

(2)   The account value on the claim date; or

(3)   The “step-up value” on the claim date.[4]

Minimum Initial Payment/ Account Value[5]:	Non- Qualified: $15,000	Qualified: $1,500	Non- Qualified: $5,000	Qualified: $1,500	Non- Qualified: $5,000	Qualified: $1,500
Free Withdrawals[6]:	10% of your account value each account year, non-cumulative.		10% of your account value each account year, non-cumulative.		10% of your account value each account year, cumulative to a maximum 30%.
Nursing Home Waiver —Waiver of Early Withdrawal Charge[7]:	Not Available		Not Available		Not Available

[1]	See “Fee Table” and “Fees.”

[2]

See “Death Benefit.” If a death benefit is payable based on account value or step-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture” in this section.

[3]

When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “Death Benefit.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

[4]

The death benefit is the same under Option Packages II and III for contracts issued in New York. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.

[5]	See “Purchase and Rights.”

[6]	See “Fees.”

[7]	See “Fees.”

Premium Bonus Option - Forfeiture. The following information about New York contracts replaces the “Forfeiture” subsection in the “Premium Bonus Option” section of this prospectus:

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

•	If you exercise your free look privilege and cancel your contract. See “Right to Cancel.”

•

If a death benefit is payable based on account value or step-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Death Benefit—Premium Bonus.”

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•	If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be calculated by:

(1)	Determining the amount of the premium bonus that is subject to forfeiture according to the following table:

Completed Account Years at the Time of the Withdrawal	Amount of Premium Bonus Subject to Forfeiture
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	100% 100% 100% 100% 100% 75% 50% 0%

(2)

And multiplying that amount by the same percentage as the amount withdrawn subject to the early withdrawal charge is to the total of all purchase payments made to the account during the first account year.

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

Date	Purchase Payment	Premium Bonus	Account Value	Withdrawal Amount	Explanation
May 2, 2004	$100,000	$4,000	$104,000	—	You make a $100,000 initial purchase payment and we credit your account with a 4% ($4,000) premium bonus. Your beginning account value equals $104,000.
May 2, 2007	—	—	$120,000	$30,000

Assume that your account value grows to $120,000 over the next three years and you request a $30,000 withdrawal. $18,000 of that $30,000 will be subject to an early withdrawal charge ($30,000 minus $12,000 (the 10% free withdrawal amount, see “Fees—Free Withdrawals”)) and you would pay a $720 early withdrawal charge (4% of $18,000). Additionally, 100% of the premium bonus is subject to forfeiture according to the table above, and because $18,000 is 18% of the $100,000 purchase payment made in the first account year, 18% of your $4,000 premium bonus, or $720, would be forfeited.*

*

This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See “Fees—Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

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Death Benefit – Death Benefit Amount. The following information about New York contracts replaces the “Death Benefit” section of this prospectus:

Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies:

	Option Package I	Option Package II	Option Package III**
Death Benefit on Death of the Annuitant:	The greater of: (1) The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or The account value* on the claim date.

The greatest of:

(1)  The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or

(2)  The account value* on the claim date; or

The “step-up value”* (as described below) on the claim date.

The greatest of:

(1)  The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or

(2)  The account value* on the claim date; or

The “step-up value”* (as described below) on the claim date.**

*

For purposes of calculating the death benefit, the account value and step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

**

For contracts issued in the State of New York, the benefit payable upon the death of the annuitant under Option Package III is the same as that described under Option Package II. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

•	The account value; or
•

The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

•	The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
•	The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture” above.

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TAXATION

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

•	Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

•	This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

•	We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Tax Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan’s terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Taxation of Non-Qualified Contracts

Taxation Prior to Distribution

We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution or transfer occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

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Diversification. Tax Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the IRS has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, you would then be subject to federal income tax on your contract income as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your contract. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary in order to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See “Death Benefit Choices” for additional information on required distributions from non-qualified contracts.

Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

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10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½

•	made on or after the death of a contract owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;

•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•	Then, from any remaining “income on the contract;” and

•	Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

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Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner’s income when a taxable distribution occurs.

Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Taxation of Qualified Contracts

General. The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a

ILIAC Variable Annuity – INGVA	43

designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

Distributions – General

For qualified plans under Section 401(a) and 403(b), the Tax Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Tax Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70½. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70½. Roth IRAs under Section 408A do not require distributions at any time before the contract owner’s death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

Direct Rollovers

If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Tax Code, or is a tax-sheltered annuity under section 403(b) of the Tax Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any “eligible rollover distribution” from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Tax Code, qualified annuity plan under section 403(a) of the Tax Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Tax Code, distributions which are part of a “series of substantially equal periodic payments” made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Corporate and Self-Employed Pension and Profit Sharing Plans

Section 401(a) of the Tax Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

Individual Retirement Annuities – General

Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a

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tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

Individual Retirement Annuities – Distributions
All distributions from a traditional IRA are taxed as received unless either one of the following is true:

•	The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the required minimum distributions imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

•	Start date for distributions;

•	The time period in which all amounts in your account(s) must be distributed; and

•	Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond the following time periods:

•	Over your life or the joint lives of you and your designated beneficiary; or

•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA – See below) plans. Different distribution requirements apply after your death.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

•	Over the life of the designated beneficiary; or

•	Over a period not extending beyond the life expectancy of the designated beneficiary.

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If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•	December 31 of the calendar year following the calendar year of your death; or

•	December 31 of the calendar year in which you would have attained age 70½.

Roth IRAs – General

Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Roth IRAs – Distributions

A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

•	Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

•	Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

Tax Sheltered Annuities – General

The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Tax Code section 403(b) plans. Section 403(b) of the Tax Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant’s right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract

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for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

Tax Sheltered Annuities – Loans

Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Tax Code (“TSA”). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Tax Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

•

Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

•	Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

Tax Sheltered Annuities – Distributions

All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

•	The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

•	You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of

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distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). In addition, legislative changes implemented under the Economic Growth and Tax Relief Reconciliation Act of 2001 are scheduled to sunset or expire after December 31, 2010 unless further extended by future legislation. You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (401(a), 401(k), 403(a), 403(b), governmental 457(b) and IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or to the Company as collateral for a loan.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, a charge may be deducted from the separate account to provide for payment of such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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OTHER TOPICS

The Company

We issue the contract described in this prospectus and are responsible for providing each contract’s insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

151 Farmington Avenue

Hartford, Connecticut 06156

Regulatory Developments – The Company and the Industry

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

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Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Variable Annuity Account B

We established Variable Annuity Account B (the separate account) in 1976 under Connecticut Law as a continuation of the separate account established in 1974 under Arkansas Law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

Contract Distribution

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability Company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.” All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

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Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

Bancnorth Investment Group, Inc.

Directed Services, Inc.

Financial Network Investment Corporation

Guaranty Brokerage Services, Inc.

ING America Equities, Inc.

ING Direct Funds Limited

ING DIRECT Securities, Inc.

ING Financial Markets, LLC

ING Financial Partners, Inc.

ING Funds Distributor, LLC

ING Investment Management Services, LLC

Multi-Financial Securities Corporation

PrimeVest Financial Services, Inc.

Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid. In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We have special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

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In addition to direct cash compensation for sales of contracts described above, distributors may also be paid additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•	Wholesaling fees calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts;

•	Marketing allowances;

•

Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

•	Payment or reimbursement of attendance by registered representatives at training or education meetings sponsored by the selling firm or by us, as permitted by NASD rules;

•	Contribution to the cost of meetings held by affiliated or unaffiliated selling firms as permitted by NASD rules;

•

Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on contract sales.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2005, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1.	Symetra Investment Services, Inc.	14.	Huckin Financial Group, Inc.
2.	SunAmerica Securities, Inc.	15.	A. G. Edwards & Sons, Inc.
3.	Lincoln Investment Planning, Inc.	16.	Jefferson Pilot Securities Corporation
4.	Valor Insurance Agency Inc.	17.	Waterstone Financial Group, Inc.
5.	Edward D. Jones & Co., L.P.	18.	Royal Alliance Associates, Inc.
6.	National Planning Corporation	19.	AIG Financial Advisors, Inc.
7.	Securities America, Inc.	20.	McGinn, Smith & Co., Inc.
8.	Walnut Street Securities, Inc.	21.	NIA Securities, L.L.C.
9.	Cadaret, Grant & Co., Inc.	22.	Financial Network Investment Corporation
10.	Multi-Financial Securities Corporation	23.	Mutual Service Corporation
11.	ING Financial Partners, Inc.	24.	Horan Securities, Inc.
12.	ProEquities, Inc.	25.	Tower Square Securities, Inc.
13.	Linsco/Private Ledger Corp.

If the amounts paid to ING Financial Advisers, LLC, were included in the table above, the amounts paid to ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

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The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Occasionally:

•	Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

•

The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

•	On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

•

When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

•	During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

•	During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
•	During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

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Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure.

Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve Variable Annuity Account B as a party.

ILIAC is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History

Variable Annuity Account B

Offering and Purchase of Contracts

Income Phase Payments

Sales Material and Advertising

Independent Registered Public Accounting Firm

Financial Statements of the Separate Account

Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview — Questions: Contacting the Company.”

ILIAC Variable Annuity – INGVA	SAI-1

APPENDIX I

ILIAC Guaranteed Account

The ILIAC Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

•	The interest rate(s) we will apply to amounts invested in the Guaranteed Account.

We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

•	The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s).

You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

•	Market Value Adjustment (MVA)—as described in this appendix and in the Guaranteed Account prospectus;

•	Tax penalties and/or tax withholding—see “Taxation;”

ILIAC Variable Annuity – INGVA	I-1

•	Early withdrawal charge—see “Fees;” or

•	Maintenance fee—see “Fees.”

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge may be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the “Premium Bonus Option – Forfeiture” and “Withdrawals” sections of the contract prospectus.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

•	Transfers due to participation in the dollar cost averaging program;

•	Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;

•	Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

•	Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term; (b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59½, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

ILIAC Variable Annuity – INGVA	I-2

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of withdrawal or refund any taxes that were withheld.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. The Company’s subsidiary, ING Financial Advisers, LLC (“ING Financial”) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time ING Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

ILIAC Variable Annuity – INGVA	I-3

APPENDIX II

Fixed Account

General Disclosure.

•	The Fixed Account is an investment option available during the accumulation phase under the contract.
•	Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.
•	Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
•

Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

•	Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
•	Additional information about this option may be found in the contract.

Interest Rates.

•

The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

•

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Customer Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

ILIAC Variable Annuity – INGVA	II-1

APPENDIX III

Description of Underlying Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder”, “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING JPMorgan Fleming International Portfolio	ING JPMorgan International Portfolio
ING Salomon Brothers Aggressive Growth Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING American Funds Growth Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ILIAC Variable Annuity – INGVA	III-1

ING American Funds Growth-Income Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow and provide you with income over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds International Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the International Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING Evergreen Omega Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.
ING FMRSM Diversified Mid Cap Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.
ING FMRSM Earnings Growth Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.
ING Franklin Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
ING Global Real Estate Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Clarion Real Estate Securities, L.P.	A non-diversified portfolio that seeks to provide investors with high total return.
ING Global Resources Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.	A non-diversified portfolio that seeks long-term capital appreciation.
ING JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
ING JPMorgan Small Cap Equity Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.

ILIAC Variable Annuity – INGVA	III-2

ING JPMorgan Value Opportunities Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks to provide long-term capital appreciation.
ING Julius Baer Foreign Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Julius Baer Investment Management LLC	Seeks long-term growth of capital.
ING Legg Mason Value Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: Legg Mason Capital Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING LifeStyle Aggressive Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital.
ING LifeStyle Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and some current income.
ING LifeStyle Moderate Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and a low to moderate level of current income.
ING LifeStyle Moderate Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and current income.
ING Lord Abbett Affiliated Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital and secondarily, current income.
ING MarketPro Portfolio (Class S) Investment Adviser: ING Investments, LLC	Seeks capital appreciation and secondarily, income.
ING Marsico Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.

ILIAC Variable Annuity – INGVA	III-3

ING Marsico International Opportunities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.
ING Mercury Large Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING MFS Mid Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

ING Oppenheimer Main Street Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capital and future income.
ING Pioneer Fund Portfolio (Class I) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.
ING Pioneer Mid Cap Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Templeton Global Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Templeton Global Advisors	Seeks capital appreciation.
ING UBS U.S. Allocation Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.
ING VP Index Plus International Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Advisors, B.V.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.

ILIAC Variable Annuity – INGVA	III-4

ING Wells Fargo Mid Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital growth.
ING Wells Fargo Small Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital appreciation.
ING Partners, Inc. 151 Farmington Avenue, Hartford, CT 06156-8962
ING American Century Select Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: American Century Investment Management Inc.	Seeks long-term capital growth.
ING Baron Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: BAMCO, Inc.	Seeks capital appreciation.
ING Columbia Small Cap Value II Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Columbia Management Advisors, LLC	Seeks long-term growth of capital.
ING Davis Venture Value Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Davis Selected Advisers, L.P.	A non-diversified portfolio that seeks long-term growth of capital.

ING JPMorgan International Portfolio (Initial Class)

(formerly ING JPMorgan Fleming International Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: J.P. Morgan Asset Management (London) Limited

Seeks long-term growth of capital.

ING Legg Mason Partners Aggressive Growth Portfolio

(Initial Class)

(formerly ING Salomon Brothers Aggressive Growth Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: Salomon Brothers Asset Management Inc.

Seeks long-term growth of capital.

ILIAC Variable Annuity – INGVA	III-5

ING Lord Abbett U.S. Government Securities Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Lord, Abbett & Co. LLC	Seeks high current income consistent with reasonable risk.
ING MFS Capital Opportunities Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Massachusetts Financial Services Company	Seeks capital appreciation.
ING Neuberger Berman Partners Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Neuberger Berman Regency Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Oppenheimer Global Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Oppenheimer Strategic Income Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: OppenheimerFunds, Inc.	Seeks a high level of current income principally derived from interest on debt securities.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
ING Templeton Foreign Equity Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
ING UBS U.S. Large Cap Equity Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.

ILIAC Variable Annuity – INGVA	III-6

ING UBS U.S. Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term capital appreciation.
ING Van Kampen Equity and Income Portfolio (Initial Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Van Kampen	Seeks total return, consisting of long-term capital appreciation and current income.
ING Variable Funds
ING VP Growth and Income Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING Variable Insurance Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING GET U.S. Core Portfolio Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks to achieve maximum total return and minimal exposure of the Series’ assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the guarantee period.

ING Variable Portfolios, Inc. 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Global Science and Technology Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: BlackRock Advisors, Inc.	Seeks long-term capital appreciation.
ING VP Growth Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.
ING VP Index Plus LargeCap Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING VP International Equity Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The portfolio will not target any given level of current income.

ING VP Small Company Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations.
ING Variable Products Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP High Yield Bond (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to provide investors with a high level of current income and total return.

ILIAC Variable Annuity – INGVA	III-7

ING VP SmallCap Opportunities Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP Balanced Portfolio, Inc.
ING VP Balanced Portfolio, Inc. (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the portfolio’s management, of which of those sectors or mix thereof offers the best investment prospects.

ING VP Intermediate Bond Portfolio
ING VP Intermediate Bond Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.
ING VP Money Market Portfolio
ING VP Money Market Portfolio (Class I) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. There is no guarantee that the ING VP Money Market Subaccount will have a positive or level return.

Fidelity® Variable Insurance Products Portfolio 82 Devonshire Street, Boston, MA 02109

Fidelity® VIP Contrafund®Portfolio (Class I)

Investment Adviser: Fidelity Management & Research Company

Investment Subadviser: Fidelity Management & Research (U.K.) Inc.; Fidelity Management &   esearch (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio (Class I) Investment Adviser: Fidelity Management & Research Company Investment Subadviser: FMR Co., Inc.

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500® Index (S&P 500®).

Franklin Templeton Variable Insurance Products Trust 100 Fountain Parkway, St. Petersburg, FL 33716-1205
Mutual Shares Securities Fund (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal.

ILIAC Variable Annuity – INGVA	III-8

ILIAC Variable Annuity – INGVA	IV-1

APPENDIX IV

Projected Schedule of ING GET U.S. Core Portfolio* Offerings

	Offering Dates	Guarantee Dates
ING GET U.S. Core Portfolio – Series 12	03-02/06 – 06/21/06	06/22/06 – 06/20/13

ING GET U.S. Core Portfolio – Series13	06/22/06 – 12/20/06	12/21/06 – 12/19/13

ING GET U.S. Core Portfolio – Series 14	12/21/06 – 06/20/07	06/21/07 – 06/19/14

*	Formerly known as ING GET Fund.

APPENDIX V

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2005 the “Value at beginning of period” shown is the value at first date of investment.  For those subaccounts that ended operations during the period ended December 31, 2005 the “Value at end of period” shown is the value at the last date of investment.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000	1999	1998
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during September 2000)
Value at beginning of period	$12.57	$12.37	$12.36	$11.383	$10.80	$10.488
Value at end of period	$12.65	$12.57	$12.37	$12.36	$11.383	$10.80
Number of accumulation units outstanding at end of period	299,931	351,285	346,392	590,034	178,808	8,235
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$13.62	$11.91	$9.36	$10.424	$11.993	$12.966	$10.535	$8.083
Value at end of period	$15.78	$13.62	$11.91	$9.36	$10.424	$11.993	$12.966	$10.535
Number of accumulation units outstanding at end of period	3,284,830	3,122,247	2,257,322	2,018,022	2,109,547	1,991,818	1,126,347	42,196
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$12.38	$11.21	$8.68	$10.553	$11.21	$10.438	$9.911	$8.459
Value at end of period	$12.98	$12.38	$11.21	$8.68	$10.553	$11.21	$10.438	$9.911
Number of accumulation units outstanding at end of period	2,042,506	2,406,797	1,917,301	1,734,825	1,805,355	1,176,439	735,175	48,260
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period	$8.49	$8.29	$6.30	$9.097	$11.154	$12.649	$10.265
Value at end of period	$8.89	$8.49	$8.29	$6.30	$9.097	$11.154	$12.649
Number of accumulation units outstanding at end of period	1,367,288	1,649,808	1,906,545	1,714,741	1,711,082	1,214,067	84,394
FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$9.02	$8.31	$6.59	$6.436	$7.362	$9.586	$8.949	$8.626
Value at end of period	$9.18	$9.02	$8.31	$6.59	$6.436	$7.362	$9.586	$8.949
Number of accumulation units outstanding at end of period	852,666	988,970	1,157,540	893,040	941,816	887,740	590,621	40,909

CFI 1

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING AMERICAN CENTURY SELECT PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.91
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	1,118,328
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.37	$10.08
Value at end of period	$10.82	$10.37
Number of accumulation units outstanding at end of period	560,145	77,766
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.50	$10.02
Value at end of period	$12.03	$10.50
Number of accumulation units outstanding at end of period	535,898	64,970
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.61	$9.92
Value at end of period	$12.71	$10.61
Number of accumulation units outstanding at end of period	775,024	458,582
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	266,161
ING FMR EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.30
Value at end of period	$10.57
Number of accumulation units outstanding at end of period	516,047
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$10.25	$8.70	$6.79	$8.364	$11.557	$14.511	$9.248	$8.553
Value at end of period	$11.17	$10.25	$8.70	$6.79	$8.364	$11.557	$14.511	$9.248
Number of accumulation units outstanding at end of period	907,476	996,681	1,004,101	868,696	856,532	695,491	292,270	46,182
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.24
Value at end of period	$11.44
Number of accumulation units outstanding at end of period	350,676

CFI 2

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.93
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	1,443,294
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.96	$10.24
Value at end of period	$11.53	$10.96
Number of accumulation units outstanding at end of period	833,422	43,882
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.01
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	7,263
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.22
Value at end of period	$10.48
Number of accumulation units outstanding at end of period	31,852
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.09
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	41,000
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.00
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	26,084
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.10
Value at end of period	$12.45
Number of accumulation units outstanding at end of period	192,878
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.12
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	22,275
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$10.26	$9.18	$7.23	$10.456	$14.03	$15.023	$10.193	$9.507
Value at end of period	$10.32	$10.26	$9.18	$7.23	$10.456	$14.03	$15.023	$10.193
Number of accumulation units outstanding at end of period	446,019	555,400	666,673	760,839	863,568	643,763	207,410	10,086

CFI 3

CFI 4

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$10.46
Number of accumulation units outstanding at end of period	3,060,671
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$12.04
Number of accumulation units outstanding at end of period	1,912,409
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.24
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	20,482
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	1,293,593
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.23
Value at end of period	$11.02
Number of accumulation units outstanding at end of period	552,003
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$7.72	$7.10	$5.19	$8.099	$10.933	$15.499	$10.371	$7.999
Value at end of period	$8.52	$7.72	$7.10	$5.19	$8.099	$10.933	$15.499	$10.371
Number of accumulation units outstanding at end of period	444,306	556,578	664,936	688,422	853,538	844,849	360,244	11,391
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.04
Value at end of period	$11.73
Number of accumulation units outstanding at end of period	1,630,598
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.09
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	118,319

CFI 5

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$9.64	$8.48	$6.85	$9.211	$11.755	$12.424	$10.113	$8.805
Value at end of period	$10.44	$9.64	$8.48	$6.85	$9.211	$11.755	$12.424	$10.113
Number of accumulation units outstanding at end of period	309,846	341,549	331,059	358,337	416,034	383,389	208,889	4,604
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	2,802,327
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during November 1998)
Value at beginning of period	$12.32	$11.37	$9.66	$10.87	$11.457	$11.632	$10.337	$9.555
Value at end of period	$12.72	$12.32	$11.37	$9.66	$10.87	$11.457	$11.632	$10.337
Number of accumulation units outstanding at end of period	1,166,813	1,305,749	1,029,178	993,956	1,075,274	788,863	417,961	5,235
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.65	$3.74	$2.59	$4.458	$5.842	$9.999
Value at end of period	$4.04	$3.65	$3.74	$2.59	$4.458	$5.842
Number of accumulation units outstanding at end of period	377,307	466,053	729,378	588,646	572,939	367,378
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$8.16	$7.60	$6.09	$8.195	$10.14	$11.498	$9.886	$7.862
Value at end of period	$8.74	$8.16	$7.60	$6.09	$8.195	$10.14	$11.498	$9.886
Number of accumulation units outstanding at end of period	955,103	1,061,351	1,213,385	1,413,021	1,650,395	1,630,201	1,093,630	125,488
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$8.52	$8.03	$6.22	$8.834	$12.229	$14.022	$10.489	$8.387
Value at end of period	$9.24	$8.52	$8.03	$6.22	$8.834	$12.229	$14.022	$10.489
Number of accumulation units outstanding at end of period	477,362	554,359	667,168	744,203	962,023	1,034,464	453,570	8,460
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$10.77	$9.84	$7.87	$10.129	$11.839	$13.193	$10.716	$8.469
Value at end of period	$11.25	$10.77	$9.84	$7.87	$10.129	$11.839	$13.193	$10.716
Number of accumulation units outstanding at end of period	2,368,146	2,759,569	3,215,532	3,628,671	4,201,884	4,191,119	2,135,759	31,054
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$13.93	$13.41	$12.73	$11.867	$11.018	$10.145	$10.319	$10.157
Value at end of period	$14.23	$13.93	$13.41	$12.73	$11.867	$11.018	$10.145	$10.319
Number of accumulation units outstanding at end of period	1,098,270	1,069,558	1,257,971	1,452,812	1,338,812	722,145	708,744	16,582
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$9.00	$7.75	$5.93	$8.16	$10.824	$13.715	$9.149	$8.583
Value at end of period	$10.41	$9.00	$7.75	$5.93	$8.16	$10.824	$13.715	$9.149

CFI 6

Number of accumulation units outstanding at end of period	349,030	355,722	314,549	273,415	304,009	274,728	75,017	587

CFI 7

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$9.26	$8.41	$6.21	$8.476	$10.181
Value at end of period	$10.10	$9.26	$8.41	$6.21	$8.476
Number of accumulation units outstanding at end of period	324,578	349,195	219,160	120,171	31,788
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$11.60	$11.58	$11.59	$11.515	$11.186	$10.615	$10.199	$10.122
Value at end of period	$11.83	$11.60	$11.58	$11.59	$11.515	$11.186	$10.615	$10.199
Number of accumulation units outstanding at end of period	3,537,817	2,815,301	1,967,775	3,154,101	3,693,592	2,214,734	2,174,383	103,626
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$7.07	$6.49	$4.73	$8.497	$10.065
Value at end of period	$7.62	$7.07	$6.49	$4.73	$8.497
Number of accumulation units outstanding at end of period	204,440	228,383	175,467	117,669	73,607
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$15.49	$13.67	$10.04	$13.205	$12.82	$12.128	$9.357	$8.799
Value at end of period	$16.92	$15.49	$13.67	$10.04	$13.205	$12.82	$12.128	$9.357
Number of accumulation units outstanding at end of period	879,607	1,151,775	1,313,138	1,077,683	886,919	578,289	163,679	13,538
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	53,137
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during October 1998)
Value at beginning of period	$10.76	$9.07	$7.29	$10.191	$14.97	$17.027	$9.362	$7.289
Value at end of period	$11.97	$10.76	$9.07	$7.29	$10.191	$14.97	$17.027	$9.362
Number of accumulation units outstanding at end of period	540,724	535,637	575,555	566,444	733,701	614,552	102,852	730
OPPENHEIMER MAIN STREET FUND®/VA
(Funds were first received in this option during October 1998)
Value at beginning of period	$9.63	$8.88	$7.08	$8.801	$9.891	$10.946	$9.08	$6.913
Value at end of period	$10.11	$9.63	$8.88	$7.08	$8.801	$9.891	$10.946	$9.08
Number of accumulation units outstanding at end of period	845,037	1,000,860	957,263	825,724	872,461	768,952	341,458	27,241

CFI 8

CONDENSED FINANCIAL INFORMATION

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000	1999	1998
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during January 2001)
Value at beginning of period	$12.39	$12.23	$12.26	$11.325	$10.843
Value at end of period	$12.44	$12.39	$12.23	$12.26	$11.325
Number of accumulation units outstanding at end of period	353,799	405,963	467,445	768,636	245,192
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period	$13.36	$11.71	$9.23	$10.315	$11.904	$12.909	$10.521	$8.746
Value at end of period	$15.43	$13.36	$11.71	$9.23	$10.315	$11.904	$12.909	$10.521
Number of accumulation units outstanding at end of period	3,235,173	3,063,454	2,423,626	2,369,434	2,524,943	2,706,891	1,682,680	29,543
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$12.14	$11.02	$8.56	$10.443	$11.127	$10.392	$9.897	$8.314
Value at end of period	$12.69	$12.14	$11.02	$8.56	$10.443	$11.127	$10.392	$9.897
Number of accumulation units outstanding at end of period	2,518,931	2,738,588	2,405,810	2,273,947	2,332,214	2,028,220	1,507,320	59,609
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period	$8.34	$8.17	$6.23	$9.027	$11.102	$12.628	$10.231
Value at end of period	$8.72	$8.34	$8.17	$6.23	$9.027	$11.102	$12.628
Number of accumulation units outstanding at end of period	1,203,084	1,506,470	1,615,540	1,513,916	1,544,437	1,209,832	124,948
FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$8.85	$8.18	$6.51	$6.369	$7.307	$9.544	$8.936	$8.411
Value at end of period	$8.97	$8.85	$8.18	$6.51	$6.369	$7.307	$9.544	$8.936
Number of accumulation units outstanding at end of period	944,627	1,030,797	1,181,961	908,261	1,005,301	990,111	712,099	19,661
ING AMERICAN CENTURY SELECT PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.90
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	1,573,597
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.37	$10.01
Value at end of period	$10.78	$10.37
Number of accumulation units outstanding at end of period	698,605	73,449

CFI 9

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.50	$9.95
Value at end of period	$11.99	$10.50
Number of accumulation units outstanding at end of period	532,331	52,636
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.60	$9.92
Value at end of period	$12.66	$10.60
Number of accumulation units outstanding at end of period	632,879	128,126
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.74
Value at end of period	$11.34
Number of accumulation units outstanding at end of period	370,606
ING FMR EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.51
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	664,812
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$10.05	$8.56	$6.70	$8.277	$11.472	$14.448	$9.236	$8.395
Value at end of period	$10.92	$10.05	$8.56	$6.70	$8.277	$11.472	$14.448	$9.236
Number of accumulation units outstanding at end of period	845,389	918,380	704,367	567,196	529,984	453,858	180,822	25,860
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.38
Value at end of period	$11.42
Number of accumulation units outstanding at end of period	198,719
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.17
Value at end of period	$10.67
Number of accumulation units outstanding at end of period	1,356,388
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.96	$10.31
Value at end of period	$11.49	$10.96
Number of accumulation units outstanding at end of period	1,274,622	32,623
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.22
Value at end of period	$10.57
Number of accumulation units outstanding at end of period	29,460

CFI 10

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.01
Value at end of period	$10.46
Number of accumulation units outstanding at end of period	46,008
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.19
Value at end of period	$10.34
Number of accumulation units outstanding at end of period	123,461
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.07
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	217,753
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.10
Value at end of period	$12.43
Number of accumulation units outstanding at end of period	248,833
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.85
Value at end of period	$11.64
Number of accumulation units outstanding at end of period	69,847
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$10.06	$9.02	$7.14	$10.347	$13.926	$14.957	$10.18	$9.302
Value at end of period	$10.09	$10.06	$9.02	$7.14	$10.347	$13.926	$14.957	$10.18
Number of accumulation units outstanding at end of period	525,424	654,366	726,481	775,399	911,394	845,124	361,089	9,561
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.43
Number of accumulation units outstanding at end of period	3,876,560
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$12.02
Number of accumulation units outstanding at end of period	1,802,269
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.05

CFI 12

Number of accumulation units outstanding at end of period	41,746

CFI 13

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01
Value at end of period	$10.11
Number of accumulation units outstanding at end of period	1,677,193
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.23
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	914,117
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$7.57	$6.99	$5.12	$8.015	$10.853	$15.431	$10.357	$6.702
Value at end of period	$8.33	$7.57	$6.99	$5.12	$8.015	$10.853	$15.431	$10.357
Number of accumulation units outstanding at end of period	578,149	656,230	747,149	836,353	1,011,359	1,063,458	421,059	13,509
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.04
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	1,300,668
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	362,788
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$9.45	$8.34	$6.76	$9.115	$11.668	$12.37	$10.099	$9.089
Value at end of period	$10.21	$9.45	$8.34	$6.76	$9.115	$11.668	$12.37	$10.099
Number of accumulation units outstanding at end of period	433,550	503,215	549,257	619,494	766,265	740,495	434,221	36,363
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	3,045,909
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during September 1998)
Value at beginning of period	$12.08	$11.18	$9.53	$10.757	$11.372	$11.581	$10.323	$9.276
Value at end of period	$12.44	$12.08	$11.18	$9.53	$10.757	$11.372	$11.581	$10.323
Number of accumulation units outstanding at end of period	924,758	964,065	742,506	701,902	759,422	741,768	403,187	17,681

CFI 14

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.60	$3.69	$2.57	$4.435	$5.83	$9.999
Value at end of period	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83
Number of accumulation units outstanding at end of period	412,639	439,023	508,346	381,818	433,715	223,693
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$8.00	$7.48	$6.01	$8.11	$10.065	$11.447	$9.872	$7.672
Value at end of period	$8.55	$8.00	$7.48	$6.01	$8.11	$10.065	$11.447	$9.872
Number of accumulation units outstanding at end of period	978,108	1,142,343	1,277,114	1,439,279	1,759,669	1,840,246	1,317,642	55,707
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$8.36	$7.90	$6.13	$8.742	$12.139	$13.961	$10.475	$8.359
Value at end of period	$9.03	$8.36	$7.90	$6.13	$8.742	$12.139	$13.961	$10.475
Number of accumulation units outstanding at end of period	401,215	539,251	596,441	640,934	822,257	901,462	536,727	8,297
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period	$10.57	$9.68	$7.77	$10.024	$11.752	$13.136	$10.702	$8.964
Value at end of period	$11.00	$10.57	$9.68	$7.77	$10.024	$11.752	$13.136	$10.702
Number of accumulation units outstanding at end of period	1,983,342	2,357,139	2,732,299	3,014,921	3,558,547	3,665,275	2,394,661	94,255
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$13.66	$13.19	$12.56	$11.743	$10.937	$10.101	$10.305	$10.119
Value at end of period	$13.91	$13.66	$13.19	$12.56	$11.743	$10.937	$10.101	$10.305
Number of accumulation units outstanding at end of period	1,238,719	1,246,912	1,229,859	1,436,808	1,394,133	1,025,035	806,343	30,949
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$8.82	$7.62	$5.85	$8.075	$10.744	$13.655	$9.137	$8.497
Value at end of period	$10.18	$8.82	$7.62	$5.85	$8.075	$10.744	$13.655	$9.137
Number of accumulation units outstanding at end of period	329,248	309,684	206,797	174,150	191,553	211,631	79,291	4,529
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$9.16	$8.34	$6.18	$8.458	$10.125
Value at end of period	$9.96	$9.16	$8.34	$6.18	$8.458
Number of accumulation units outstanding at end of period	315,418	347,515	263,134	138,997	27,540
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period	$11.37	$11.39	$11.44	$11.396	$11.103	$10.569	$10.186	$10.086
Value at end of period	$11.57	$11.37	$11.39	$11.44	$11.396	$11.103	$10.569	$10.186
Number of accumulation units outstanding at end of period	4,622,461	3,781,977	1,880,007	2,724,201	2,794,371	1,993,511	1,313,322	44,014

CFI 15

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$6.99	$6.44	$4.71	$8.479	$10.064
Value at end of period	$7.51	$6.99	$6.44	$4.71	$8.479
Number of accumulation units outstanding at end of period	247,139	249,195	233,330	101,824	37,135
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$15.19	$13.45	$9.91	$13.068	$12.726	$12.074	$9.345	$7.219
Value at end of period	$16.54	$15.19	$13.45	$9.91	$13.068	$12.726	$12.074	$9.345
Number of accumulation units outstanding at end of period	657,269	743,438	709,514	617,861	558,858	419,834	114,138	7,787
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	50,102
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during October 1998)
Value at beginning of period	$10.55	$8.92	$7.19	$10.085	$14.86	$16.952	$9.35	$6.30
Value at end of period	$11.70	$10.55	$8.92	$7.19	$10.085	$14.86	$16.952	$9.35
Number of accumulation units outstanding at end of period	635,715	699,813	717,707	653,599	774,543	677,022	139,615	12,609
OPPENHEIMER MAIN STREET FUND®/VA
(Funds were first received in this option during October 1998)
Value at beginning of period	$9.45	$8.74	$6.98	$8.71	$9.818	$10.898	$9.067	$6.647
Value at end of period	$9.89	$9.45	$8.74	$6.98	$8.71	$9.818	$10.898	$9.067
Number of accumulation units outstanding at end of period	1,287,553	1,555,331	1,573,160	1,503,687	1,636,809	1,516,368	737,210	41,656

CFI 16

CONDENSED FINANCIAL INFORMATION

TABLE III
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000	1999	1998
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during November 2000)
Value at beginning of period	$12.30	$12.16	$12.21	$11.296	$10.767	$10.743
Value at end of period	$12.33	$12.30	$12.16	$12.21	$11.296	$10.767
Number of accumulation units outstanding at end of period	135,701	180,924	145,354	283,516	86,120	10,553
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$13.23	$11.62	$9.17	$10.262	$11.86	$12.881	$10.514	$8.946
Value at end of period	$15.25	$13.23	$11.62	$9.17	$10.262	$11.86	$12.881	$10.514
Number of accumulation units outstanding at end of period	1,073,136	1,108,634	908,324	842,283	1,021,502	1,105,565	604,942	3,861
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$12.02	$10.93	$8.51	$10.388	$11.086	$10.369	$9.891	$9.412
Value at end of period	$12.55	$12.02	$10.93	$8.51	$10.388	$11.086	$10.369	$9.891
Number of accumulation units outstanding at end of period	815,057	988,726	767,724	665,354	681,661	597,258	471,012	9,907
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period	$8.27	$8.12	$6.20	$8.993	$11.076	$12.618	$10.793
Value at end of period	$8.63	$8.27	$8.12	$6.20	$8.993	$11.076	$12.618
Number of accumulation units outstanding at end of period	346,036	449,122	592,005	531,768	556,572	444,916	35,352
FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$8.76	$8.11	$6.46	$6.336	$7.28	$9.523	$8.93	$8.987
Value at end of period	$8.87	$8.76	$8.11	$6.46	$6.336	$7.28	$9.523	$8.93
Number of accumulation units outstanding at end of period	307,222	357,742	500,839	390,976	442,314	460,731	244,927	48,476
ING AMERICAN CENTURY SELECT PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.90
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	539,284
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.36	$10.15
Value at end of period	$10.76	$10.36
Number of accumulation units outstanding at end of period	292,364	34,306
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.49	$10.38
Value at end of period	$11.96	$10.49
Number of accumulation units outstanding at end of period	180,866	4,609

CFI 17

CFI 19

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.60	$10.00
Value at end of period	$12.64	$10.60
Number of accumulation units outstanding at end of period	277,605	149,631
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.05
Value at end of period	$11.33
Number of accumulation units outstanding at end of period	182,654
ING FMR EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.28
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	230,959
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$9.95	$8.49	$6.65	$8.234	$11.43	$14.416	$9.229	$8.841
Value at end of period	$10.80	$9.95	$8.49	$6.65	$8.234	$11.43	$14.416	$9.229
Number of accumulation units outstanding at end of period	265,870	322,703	435,174	399,228	415,390	360,841	122,089	2,368
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$11.40
Number of accumulation units outstanding at end of period	87,952
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	416,163
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.96	$10.69
Value at end of period	$11.47	$10.96
Number of accumulation units outstanding at end of period	477,999	2,326
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.03
Value at end of period	$10.56
Number of accumulation units outstanding at end of period	2,018
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.25
Value at end of period	$10.46
Number of accumulation units outstanding at end of period	32,061

CFI 19

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.83
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	36,313
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.85
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	30,014
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$12.42
Number of accumulation units outstanding at end of period	56,940
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.90
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	34,487
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$9.96	$8.95	$7.09	$10.293	$13.875	$14.924	$10.173	$9.421
Value at end of period	$9.98	$9.96	$8.95	$7.09	$10.293	$13.875	$14.924	$10.173
Number of accumulation units outstanding at end of period	124,376	166,306	183,337	201,250	268,472	258,457	99,417	161
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.42
Number of accumulation units outstanding at end of period	1,210,323
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	518,931
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.10
Value at end of period	$11.04
Number of accumulation units outstanding at end of period	5,716
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01
Value at end of period	$10.10

CFI 21

Number of accumulation units outstanding at end of period	582,518

CFI 22

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.66
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	325,747
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$7.50	$6.93	$5.09	$7.973	$10.812	$15.397	$10.35	$8.599
Value at end of period	$8.24	$7.50	$6.93	$5.09	$7.973	$10.812	$15.397	$10.35
Number of accumulation units outstanding at end of period	185,081	233,080	248,251	250,908	336,248	337,201	173,671	12,479
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.04
Value at end of period	$11.69
Number of accumulation units outstanding at end of period	502,344
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.49
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	54,192
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$9.36	$8.27	$6.72	$9.068	$11.625	$12.343	$10.092	$8.886
Value at end of period	$10.10	$9.36	$8.27	$6.72	$9.068	$11.625	$12.343	$10.092
Number of accumulation units outstanding at end of period	146,852	182,701	159,053	179,084	239,620	281,914	145,910	6,259
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	991,075
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during November 1998)
Value at beginning of period	$11.97	$11.09	$9.46	$10.701	$11.33	$11.555	$10.316	$9.581
Value at end of period	$12.30	$11.97	$11.09	$9.46	$10.701	$11.33	$11.555	$10.316
Number of accumulation units outstanding at end of period	416,857	429,399	361,022	324,406	390,130	383,215	237,246	9,447
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.58	$3.67	$2.56	$4.424	$5.824	$8.693
Value at end of period	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824
Number of accumulation units outstanding at end of period	50,452	62,319	98,525	55,830	79,126	74,724

CFI 23

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$7.93	$7.42	$5.97	$8.067	$10.028	$11.422	$9.866	$8.961
Value at end of period	$8.45	$7.93	$7.42	$5.97	$8.067	$10.028	$11.422	$9.866
Number of accumulation units outstanding at end of period	348,895	388,591	456,278	490,461	598,188	609,964	407,605	47,020
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$8.28	$7.83	$6.09	$8.697	$12.094	$13.93	$10.468	$8.899
Value at end of period	$8.93	$8.28	$7.83	$6.09	$8.697	$12.094	$13.93	$10.468
Number of accumulation units outstanding at end of period	96,335	111,972	117,746	122,600	179,315	205,559	114,036	2,298
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$10.46	$9.60	$7.71	$9.971	$11.709	$13.107	$10.694	$9.134
Value at end of period	$10.87	$10.46	$9.60	$7.71	$9.971	$11.709	$13.107	$10.694
Number of accumulation units outstanding at end of period	864,908	1,023,641	1,074,895	1,263,503	1,515,400	1,645,365	926,393	4,957
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$13.52	$13.08	$12.48	$11.682	$10.896	$10.078	$10.298	$10.188
Value at end of period	$13.75	$13.52	$13.08	$12.48	$11.682	$10.896	$10.078	$10.298
Number of accumulation units outstanding at end of period	454,456	438,603	495,079	534,744	504,706	402,297	300,240	3,930
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$8.74	$7.56	$5.81	$8.033	$10.704	$13.625	$9.131	$8.663
Value at end of period	$10.07	$8.74	$7.56	$5.81	$8.033	$10.704	$13.625	$9.131
Number of accumulation units outstanding at end of period	158,316	128,680	75,410	61,383	79,279	82,568	28,091	718
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$9.11	$8.31	$6.17	$8.449	$9.402
Value at end of period	$9.89	$9.11	$8.31	$6.17	$8.449
Number of accumulation units outstanding at end of period	76,772	94,476	81,803	26,454	14,864
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$11.26	$11.30	$11.36	$11.336	$11.062	$10.546	$10.179	$10.12
Value at end of period	$11.44	$11.26	$11.30	$11.36	$11.336	$11.062	$10.546	$10.179
Number of accumulation units outstanding at end of period	2,374,290	1,683,216	809,314	1,186,508	1,293,086	818,340	707,569	47,079
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$6.95	$6.41	$4.70	$8.47	$11.291
Value at end of period	$7.46	$6.95	$6.41	$4.70	$8.47
Number of accumulation units outstanding at end of period	99,877	78,291	98,422	56,606	14,405
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$15.04	$13.34	$9.84	$13.00	$12.679	$12.048	$9.338	$8.739
Value at end of period	$16.36	$15.04	$13.34	$9.84	$13.00	$12.679	$12.048	$9.338
Number of accumulation units outstanding at end of period	169,005	229,226	271,334	200,548	165,137	119,263	39,754	396

CFI 24

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	5,494
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period	$10.45	$8.84	$7.14	$10.032	$14.805	$16.915	$9.343	$8.309
Value at end of period	$11.57	$10.45	$8.84	$7.14	$10.032	$14.805	$16.915	$9.343
Number of accumulation units outstanding at end of period	161,194	180,375	201,788	205,718	257,900	262,829	58,765	407
OPPENHEIMER MAIN STREET FUND®/VA
(Funds were first received in this option during November 1998)
Value at beginning of period	$9.35	$8.67	$6.94	$8.664	$9.782	$10.874	$9.061	$8.449
Value at end of period	$9.77	$9.35	$8.67	$6.94	$8.664	$9.782	$10.874	$9.061
Number of accumulation units outstanding at end of period	488,568	584,609	492,452	475,185	542,225	527,870	255,253	1,468

CFI 25

CONDENSED FINANCIAL INFORMATION

TABLE IV
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during October 2000)
Value at beginning of period	$11.85	$11.72	$11.77	$10.897	$10.392	$10.09
Value at end of period	$11.87	$11.85	$11.72	$11.77	$10.897	$10.392
Number of accumulation units outstanding at end of period	98,471	100,760	93,136	175,025	184,082	918
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$10.51	$9.23	$7.29	$8.163	$9.44	$10.00
Value at end of period	$12.11	$10.51	$9.23	$7.29	$8.163	$9.44
Number of accumulation units outstanding at end of period	735,745	569,499	396,289	267,452	229,470	56,160
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$11.53	$10.49	$8.17	$9.978	$10.654	$10.343
Value at end of period	$12.03	$11.53	$10.49	$8.17	$9.978	$10.654
Number of accumulation units outstanding at end of period	553,103	620,024	556,680	416,662	402,042	19,341
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$6.38	$6.26	$4.78	$6.941	$8.554	$9.783
Value at end of period	$6.65	$6.38	$6.26	$4.78	$6.941	$8.554
Number of accumulation units outstanding at end of period	600,142	727,963	780,056	678,024	646,257	131,209
FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$10.17	$9.42	$7.51	$7.367	$8.47	$9.86
Value at end of period	$10.30	$10.17	$9.42	$7.51	$7.367	$8.47
Number of accumulation units outstanding at end of period	229,330	197,485	182,940	102,212	110,266	13,910
ING AMERICAN CENTURY SELECT PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.90
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	111,508
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.36	$10.08
Value at end of period	$10.75	$10.36
Number of accumulation units outstanding at end of period	124,943	7,196

CFI 27

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.49	$10.02
Value at end of period	$11.96	$10.49
Number of accumulation units outstanding at end of period	171,539	37,155
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.60	$9.91
Value at end of period	$12.63	$10.60
Number of accumulation units outstanding at end of period	240,660	109,098
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.04
Value at end of period	$11.32
Number of accumulation units outstanding at end of period	67,413
ING FMR EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.28
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	138,560
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.49	$7.25	$5.68	$7.038	$9.775	$9.57
Value at end of period	$9.21	$8.49	$7.25	$5.68	$7.038	$9.775
Number of accumulation units outstanding at end of period	198,880	207,690	271,528	289,604	227,334	29,924
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.28
Value at end of period	$11.40
Number of accumulation units outstanding at end of period	96,925
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.23
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	482,299
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.96	$10.31
Value at end of period	$11.47	$10.96
Number of accumulation units outstanding at end of period	186,563	339
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.94
Value at end of period	$10.56
Number of accumulation units outstanding at end of period	6,773

CFI 28

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.15
Value at end of period	$10.46
Number of accumulation units outstanding at end of period	44,165
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.96
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	71,477
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.17
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	34,276
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.84
Value at end of period	$12.41
Number of accumulation units outstanding at end of period	73,230
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.90
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	11,904
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$6.31	$5.67	$4.49	$6.526	$8.801	$9.991
Value at end of period	$6.31	$6.31	$5.67	$4.49	$6.526	$8.801
Number of accumulation units outstanding at end of period	208,656	239,847	245,421	288,030	339,484	54,610
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.05
Value at end of period	$10.42
Number of accumulation units outstanding at end of period	1,189,550
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	290,218
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.23
Value at end of period	$11.04

CFI 29

Number of accumulation units outstanding at end of period	6,078

CFI 30

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	422,800
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.69
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	94,286
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$5.27	$4.87	$3.58	$5.612	$7.612	$8.529
Value at end of period	$5.79	$5.27	$4.87	$3.58	$5.612	$7.612
Number of accumulation units outstanding at end of period	134,193	162,986	137	108,235	140,983	24,330
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.04
Value at end of period	$11.68
Number of accumulation units outstanding at end of period	300,795
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.30
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	97,716
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$7.01	$6.20	$5.04	$6.803	$8.726	$9.951
Value at end of period	$7.56	$7.01	$6.20	$5.04	$6.803	$8.726
Number of accumulation units outstanding at end of period	162,301	138,044	130,099	151,906	165,808	31,491
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	472,599
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during September 2000)
Value at beginning of period	$10.05	$9.32	$7.95	$8.998	$9.532	$9.867
Value at end of period	$10.32	$10.05	$9.32	$7.95	$8.998	$9.532
Number of accumulation units outstanding at end of period	336,650	312,115	302,567	241,435	255,686	50,040

CFI 31

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$3.73	$3.83	$2.67	$4.622	$6.088	$9.288
Value at end of period	$4.11	$3.73	$3.83	$2.67	$4.622	$6.088
Number of accumulation units outstanding at end of period	130,804	139,144	174,872	125,467	115,833	27,854
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$7.08	$6.63	$5.33	$7.215	$8.973	$9.481
Value at end of period	$7.54	$7.08	$6.63	$5.33	$7.215	$8.973
Number of accumulation units outstanding at end of period	204,504	224,659	206,944	217,039	229,035	37,513
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$5.48	$5.19	$4.04	$5.769	$8.027	$9.187
Value at end of period	$5.91	$5.48	$5.19	$4.04	$5.769	$8.027
Number of accumulation units outstanding at end of period	94,445	115,521	135,250	121,103	144,533	44,666
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.03	$7.37	$5.93	$7.662	$9.002	$9.846
Value at end of period	$8.34	$8.03	$7.37	$5.93	$7.662	$9.002
Number of accumulation units outstanding at end of period	608,399	691,021	713,781	675,425	649,181	90,026
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$12.97	$12.55	$11.98	$11.222	$10.472	$10.042
Value at end of period	$13.19	$12.97	$12.55	$11.98	$11.222	$10.472
Number of accumulation units outstanding at end of period	418,861	380,271	457,789	473,230	358,474	26,415
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$7.12	$6.17	$4.74	$6.557	$8.741	$9.183
Value at end of period	$8.20	$7.12	$6.17	$4.74	$6.557	$8.741
Number of accumulation units outstanding at end of period	180,345	184,925	137,644	71,158	77,492	27,898
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$9.09	$8.30	$6.16	$8.447	$10.001
Value at end of period	$9.87	$9.09	$8.30	$6.16	$8.447
Number of accumulation units outstanding at end of period	160,699	154,308	126,702	78,501	13,287
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$10.30	$10.35	$10.40	$10.389	$10.143	$10.044
Value at end of period	$10.46	$10.30	$10.35	$10.40	$10.389	$10.143
Number of accumulation units outstanding at end of period	504,821	447,163	545,754	727,899	825,726	101,038
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$6.94	$6.40	$4.69	$8.467	$10.136
Value at end of period	$7.44	$6.94	$6.40	$4.69	$8.467
Number of accumulation units outstanding at end of period	100,290	90,621	101,400	49,257	18,432

CFI 32

CFI 33

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$10.93	$9.70	$7.16	$9.463	$9.234	$8.762
Value at end of period	$11.88	$10.93	$9.70	$7.16	$9.463	$9.234
Number of accumulation units outstanding at end of period	290,073	387,298	436,486	339,072	272,628	19,542
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	13,191
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during August 2000)
Value at beginning of period	$4.81	$4.07	$3.29	$4.625	$6.828	$10.00
Value at end of period	$5.32	$4.81	$4.07	$3.29	$4.625	$6.828
Number of accumulation units outstanding at end of period	327,027	400,631	408,856	507,860	548,565	159,723
OPPENHEIMER MAIN STREET FUND®/VA
(Funds were first received in this option during August 2000)
Value at beginning of period	$8.43	$7.82	$6.26	$7.824	$8.838	$10.00
Value at end of period	$8.81	$8.43	$7.82	$6.26	$7.824	$8.838
Number of accumulation units outstanding at end of period	261,263	315,825	281,794	265,864	260,614	86,667

CFI 34

CONDENSED FINANCIAL INFORMATION

TABLE V
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.75% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during November 2000)
Value at beginning of period	$11.70	$11.61	$11.69	$10.855	$10.384	$10.222
Value at end of period	$11.68	$11.70	$11.61	$11.69	$10.855	$10.384
Number of accumulation units outstanding at end of period	86,225	90,863	121,747	259,823	72,882	5,029
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$10.37	$9.14	$7.24	$8.131	$9.432	$10.00
Value at end of period	$11.92	$10.37	$9.14	$7.24	$8.131	$9.432
Number of accumulation units outstanding at end of period	683,521	660,042	470,820	281,389	255,868	58,407
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$11.38	$10.39	$8.11	$9.939	$10.645	$10.00
Value at end of period	$11.84	$11.38	$10.39	$8.11	$9.939	$10.645
Number of accumulation units outstanding at end of period	542,688	589,134	479,898	442,137	376,901	17,998
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$6.29	$6.20	$4.75	$6.914	$8.546	$9.79
Value at end of period	$6.54	$6.29	$6.20	$4.75	$6.914	$8.546
Number of accumulation units outstanding at end of period	398,885	524,074	533,582	529,194	547,139	121,084
FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$10.04	$9.33	$7.46	$7.338	$8.463	$9.903
Value at end of period	$10.13	$10.04	$9.33	$7.46	$7.338	$8.463
Number of accumulation units outstanding at end of period	168,757	141,291	350,483	138,089	78,147	13,207
ING AMERICAN CENTURY SELECT PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.90
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	127,959
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.36	$10.15
Value at end of period	$10.72	$10.36
Number of accumulation units outstanding at end of period	173,412	11,564
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.49	$10.11
Value at end of period	$11.92	$10.49

CFI 35

Number of accumulation units outstanding at end of period	140,838	9,096

CFI 36

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.59	$10.12
Value at end of period	$12.59	$10.59
Number of accumulation units outstanding at end of period	192,893	7,742
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.03
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	79,176
ING FMR EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.27
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	215,266
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.38	$7.18	$5.64	$7.011	$9.767	$10.111
Value at end of period	$9.06	$8.38	$7.18	$5.64	$7.011	$9.767
Number of accumulation units outstanding at end of period	161,624	169,467	107,187	90,377	74,030	19,915
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.28
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	56,721
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.33
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	401,042
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.95	$10.69
Value at end of period	$11.43	$10.95
Number of accumulation units outstanding at end of period	235,912	583
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.92
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	4,845
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.22
Value at end of period	$10.45
Number of accumulation units outstanding at end of period	53,993

CFI 37

CFI 38

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.00
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	60,186
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.94
Value at end of period	$10.24
Number of accumulation units outstanding at end of period	69,696
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.93
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	58,827
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.88
Value at end of period	$11.60
Number of accumulation units outstanding at end of period	5,212
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$6.22	$5.61	$4.46	$6.50	$8.794	$9.984
Value at end of period	$6.21	$6.22	$5.61	$4.46	$6.50	$8.794
Number of accumulation units outstanding at end of period	135,010	155,776	166,817	196,376	287,459	59,096
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.05
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	779,688
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$11.98
Number of accumulation units outstanding at end of period	258,587
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.24
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	3,962

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	264,686
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.64
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	161,817
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$5.20	$4.82	$3.55	$5.59	$7.608	$9.683
Value at end of period	$5.69	$5.20	$4.82	$3.55	$5.59	$7.608
Number of accumulation units outstanding at end of period	101,221	137,503	157,743	162,543	184,512	23,377
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.03
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	140,392
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.48
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	57,382
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$6.92	$6.14	$5.00	$6.777	$8.719	$9.996
Value at end of period	$7.44	$6.92	$6.14	$5.00	$6.777	$8.719
Number of accumulation units outstanding at end of period	76,813	120,594	120,065	121,588	131,798	26,544
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	288,983
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during August 2000)
Value at beginning of period	$9.92	$9.22	$7.90	$8.963	$9.524	$10.00
Value at end of period	$10.16	$9.92	$9.22	$7.90	$8.963	$9.524
Number of accumulation units outstanding at end of period	185,604	200,405	141,763	128,993	156,083	56,480

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$3.68	$3.80	$2.66	$4.604	$6.083	$9.30
Value at end of period	$4.04	$3.68	$3.80	$2.66	$4.604	$6.083
Number of accumulation units outstanding at end of period	58,311	80,521	93,594	90,585	130,825	72,410
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$6.99	$6.56	$5.30	$7.187	$8.965	$10.00
Value at end of period	$7.42	$6.99	$6.56	$5.30	$7.187	$8.965
Number of accumulation units outstanding at end of period	130,040	152,210	158,741	141,086	140,249	49,524
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$5.41	$5.14	$4.01	$5.747	$8.021	$9.727
Value at end of period	$5.82	$5.41	$5.14	$4.01	$5.747	$8.021
Number of accumulation units outstanding at end of period	61,866	62,734	101,519	105,967	116,474	46,376
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period	$7.92	$7.29	$5.88	$7.633	$8.995	$10.00
Value at end of period	$8.20	$7.92	$7.29	$5.88	$7.633	$8.995
Number of accumulation units outstanding at end of period	278,872	473,790	512,899	539,612	651,208	214,203
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$12.80	$12.43	$11.90	$11.178	$10.463	$10.131
Value at end of period	$12.98	$12.80	$12.43	$11.90	$11.178	$10.463
Number of accumulation units outstanding at end of period	242,869	235,215	258,564	257,779	174,378	24,878
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$7.03	$6.10	$4.70	$6.531	$8.734	$10.038
Value at end of period	$8.07	$7.03	$6.10	$4.70	$6.531	$8.734
Number of accumulation units outstanding at end of period	74,147	78,254	53,643	50,412	66,652	20,253
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.99	$8.23	$6.13	$8.429	$9.63
Value at end of period	$9.73	$8.99	$8.23	$6.13	$8.429
Number of accumulation units outstanding at end of period	155,714	191,912	114,055	47,024	14,483
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$10.17	$10.24	$10.33	$10.348	$10.135	$10.015
Value at end of period	$10.29	$10.17	$10.24	$10.33	$10.348	$10.135
Number of accumulation units outstanding at end of period	778,026	426,126	559,971	832,127	716,591	68,061
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$6.86	$6.35	$4.67	$8.45	$9.638
Value at end of period	$7.34	$6.86	$6.35	$4.67	$8.45
Number of accumulation units outstanding at end of period	105,236	79,772	82,631	39,805	4,949

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$10.79	$9.60	$7.11	$9.426	$9.226	$10.169
Value at end of period	$11.69	$10.79	$9.60	$7.11	$9.426	$9.226
Number of accumulation units outstanding at end of period	237,993	236,666	237,295	170,804	175,854	22,000
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	18,782
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during August 2000)
Value at beginning of period	$4.75	$4.03	$3.27	$4.607	$6.823	$10.00
Value at end of period	$5.24	$4.75	$4.03	$3.27	$4.607	$6.823
Number of accumulation units outstanding at end of period	250,922	287,607	271,657	263,904	297,834	108,107
OPPENHEIMER MAIN STREET FUND®/VA
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.33	$7.74	$6.22	$7.794	$8.831	$9.736
Value at end of period	$8.67	$8.33	$7.74	$6.22	$7.794	$8.831
Number of accumulation units outstanding at end of period	275,367	316,171	289,098	245,483	249,385	72,969

CONDENSED FINANCIAL INFORMATION

TABLE VI
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.90% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during November 2000)
Value at beginning of period	$11.62	$11.55	$11.65	$10.834	$10.379	$10.35
Value at end of period	$11.59	$11.62	$11.55	$11.65	$10.834	$10.379
Number of accumulation units outstanding at end of period	54,542	54,060	65,075	61,959	52,316	2,947
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$10.30	$9.10	$7.22	$8.115	$9.428	$9.607
Value at end of period	$11.82	$10.30	$9.10	$7.22	$8.115	$9.428
Number of accumulation units outstanding at end of period	231,760	141,674	99,481	79,561	68,936	10,423
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$11.31	$10.33	$8.08	$9.92	$10.64	$10.074
Value at end of period	$11.74	$11.31	$10.33	$8.08	$9.92	$10.64
Number of accumulation units outstanding at end of period	133,994	145,501	92,558	51,427	61,951	7,261
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$6.25	$6.17	$4.73	$6.90	$8.543	$9.018
Value at end of period	$6.49	$6.25	$6.17	$4.73	$6.90	$8.543
Number of accumulation units outstanding at end of period	123,644	215,921	135,449	101,766	111,952	37,652
FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$9.98	$9.28	$7.43	$7.324	$8.459	$9.371
Value at end of period	$10.05	$9.98	$9.28	$7.43	$7.324	$8.459
Number of accumulation units outstanding at end of period	81,489	67,947	52,953	55,375	45,717	12,250
ING AMERICAN CENTURY SELECT PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.90
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	56,269
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.36	$10.18
Value at end of period	$10.70	$10.36
Number of accumulation units outstanding at end of period	46,654	3,297
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.49	$10.08
Value at end of period	$11.89	$10.49
Number of accumulation units outstanding at end of period	34,597	496

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.59	$10.41
Value at end of period	$12.57	$10.59
Number of accumulation units outstanding at end of period	49,272	2,432
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.02
Value at end of period	$11.29
Number of accumulation units outstanding at end of period	72,586
ING FMR EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.26
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	80,953
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.33	$7.14	$5.62	$6.997	$9.763	$9.724
Value at end of period	$8.99	$8.33	$7.14	$5.62	$6.997	$9.763
Number of accumulation units outstanding at end of period	58,792	62,181	12,780	10,991	10,819	7,075
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.73
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	12,055
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.30
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	124,497
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.95	$10.65
Value at end of period	$11.41	$10.95
Number of accumulation units outstanding at end of period	70,553	693
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.94
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	11,985
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.87
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	101

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.82
Value at end of period	$10.24
Number of accumulation units outstanding at end of period	5,543
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$12.37
Number of accumulation units outstanding at end of period	11,954
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.87
Value at end of period	$11.59
Number of accumulation units outstanding at end of period	2,305
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$6.18	$5.58	$4.44	$6.488	$8.79	$9.186
Value at end of period	$6.16	$6.18	$5.58	$4.44	$6.488	$8.79
Number of accumulation units outstanding at end of period	82,579	97,534	108,388	114,025	126,421	94,883
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.39
Number of accumulation units outstanding at end of period	205,538
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	141,518
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.61
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	376
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.06
Number of accumulation units outstanding at end of period	98,237
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.53
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	48,242

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$5.17	$4.80	$3.54	$5.579	$7.605	$8.273
Value at end of period	$5.65	$5.17	$4.80	$3.54	$5.579	$7.605
Number of accumulation units outstanding at end of period	78,560	96,803	97,562	58,907	74,707	22,160
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.03
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	108,135
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.21
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	17,384
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$6.88	$6.11	$4.98	$6.763	$8.715	$9.414
Value at end of period	$7.38	$6.88	$6.11	$4.98	$6.763	$8.715
Number of accumulation units outstanding at end of period	36,902	37,968	35,349	38,140	51,496	2,326
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	113,062
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during September 2000)
Value at beginning of period	$9.85	$9.18	$7.87	$8.945	$9.52	$9.924
Value at end of period	$10.08	$9.85	$9.18	$7.87	$8.945	$9.52
Number of accumulation units outstanding at end of period	66,062	71,463	80,704	77,192	74,575	29,543
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$3.66	$3.78	$2.65	$4.595	$6.08	$8.131
Value at end of period	$4.01	$3.66	$3.78	$2.65	$4.595	$6.08
Number of accumulation units outstanding at end of period	26,588	29,626	22,775	22,240	31,073	27,016
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$6.94	$6.53	$5.28	$7.173	$8.962	$9.312
Value at end of period	$7.36	$6.94	$6.53	$5.28	$7.173	$8.962
Number of accumulation units outstanding at end of period	64,417	86,309	80,267	77,343	70,511	6,539

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$5.38	$5.11	$4.00	$5.736	$8.017	$9.28
Value at end of period	$5.77	$5.38	$5.11	$4.00	$5.736	$8.017
Number of accumulation units outstanding at end of period	10,482	12,606	13,017	12,355	15,657	5,769
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period	$7.87	$7.26	$5.86	$7.618	$8.991	$10.031
Value at end of period	$8.14	$7.87	$7.26	$5.86	$7.618	$8.991
Number of accumulation units outstanding at end of period	150,783	174,585	202,025	220,225	197,497	12,685
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period	$12.72	$12.36	$11.86	$11.157	$10.459	$10.323
Value at end of period	$12.87	$12.72	$12.36	$11.86	$11.157	$10.459
Number of accumulation units outstanding at end of period	75,004	65,243	66,982	72,408	134,013	2,717
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$6.98	$6.07	$4.69	$6.518	$8.73	$9.317
Value at end of period	$8.00	$6.98	$6.07	$4.69	$6.518	$8.73
Number of accumulation units outstanding at end of period	18,076	23,034	7,970	5,586	6,120	899
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$8.94	$8.20	$6.11	$8.42	$9.481
Value at end of period	$9.66	$8.94	$8.20	$6.11	$8.42
Number of accumulation units outstanding at end of period	40,741	42,360	13,425	7,015	288
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$10.10	$10.19	$10.30	$10.328	$10.13	$10.014
Value at end of period	$10.21	$10.10	$10.19	$10.30	$10.328	$10.13
Number of accumulation units outstanding at end of period	579,969	234,870	226,002	207,160	290,006	92,189
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$6.82	$6.32	$4.66	$8.441	$10.175
Value at end of period	$7.28	$6.82	$6.32	$4.66	$8.441
Number of accumulation units outstanding at end of period	53,187	38,830	13,008	11,288	2,354
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$10.72	$9.56	$7.09	$9.408	$9.223	$9.222
Value at end of period	$11.60	$10.72	$9.56	$7.09	$9.408	$9.223
Number of accumulation units outstanding at end of period	59,629	60,875	42,546	36,062	31,930	3,438
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.99
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	3,840

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during August 2000)
Value at beginning of period	$4.71	$4.01	$3.26	$4.598	$6.82	$10.26
Value at end of period	$5.20	$4.71	$4.01	$3.26	$4.598	$6.82
Number of accumulation units outstanding at end of period	284,335	315,522	325,523	375,412	361,045	318,940
OPPENHEIMER MAIN STREET FUND®/VA
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.27	$7.70	$6.20	$7.779	$8.827	$9.168
Value at end of period	$8.60	$8.27	$7.70	$6.20	$7.779	$8.827
Number of accumulation units outstanding at end of period	69,361	80,517	101,349	106,267	94,124	13,806

CFI 39

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 28, 2006

ING Variable Annuity

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “separate account”) dated April 28, 2006.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING

Customer Service Center

909 Locust Street

Des Moines, IA 50309-2899

1-800-531-4547

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2005, the Company and its subsidiary life company had $54 billion invested through their products, including $37 billion in their separate accounts (of which the Company, or its management affiliates, ING Investment Management Co. and ING Investments, LLC manages or oversees the management of $18 billion). The Company is ranked based on assets among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 19, 2005. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc." The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see “Variable Annuity Account B” below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2005, 2004 and 2003 amounted to $2,761,989.83, $2,068,285.47 and $2,770,934 respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the Annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

4

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2005, 2004, and 2003	C-3

Consolidated Balance Sheets as of
December 31, 2005 and 2004	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2005, 2004, and 2003	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2005, 2004, and 2003	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiary as of December 31, 2005 and 2004, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiary as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 24, 2006

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2005	2004	2003
Revenue:
Net investment income	$1,035.7	$998.2	$980.9
Fee income	481.4	453.7	396.7
Premiums	43.2	38.5	50.1
Net realized capital gains	22.0	10.8	50.6
Other income	7.7	1.9	(0.9)
Total revenue	1,590.0	1,503.1	1,477.4
Benefits and expenses:
Interest credited and other benefits
to contractowners	739.6	739.4	770.1
Operating expenses	443.0	394.0	383.9
Amortization of deferred policy acquisition
cost and value of business acquired	159.9	127.4	106.5
Interest expense	1.6	0.6	1.2
Total benefits and expenses	1,344.1	1,261.4	1,261.7
Income before income taxes	245.9	241.7	215.7
Income tax expense	1.4	42.4	61.1
Net income	$244.5	$199.3	$154.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $16,749.5 at 2005 and $16,684.7 at 2004)	$16,740.5	$17,151.3
Equity securities, available-for-sale, at fair value
(cost of $166.9 at 2005 and $153.9 at 2004)	170.1	162.6
Mortgage loans on real estate	1,396.0	1,090.2
Policy loans	262.4	262.7
Other investments	144.6	86.3
Securities pledged
(amortized cost of $1,260.8 at 2005 and $1,258.8 at 2004)	1,247.6	1,274.3
Total investments	19,961.2	20,027.4
Cash and cash equivalents	212.5	187.1
Short-term investments under securities loan agreement	318.1	219.5
Accrued investment income	203.6	182.0
Reinsurance recoverable	2,796.7	2,901.3
Deferred policy acquisition costs	512.4	414.5
Value of business acquired	1,294.4	1,365.2
Notes receivable from affiliate	175.0	175.0
Due from affiliates	149.6	38.3
Other assets	66.5	69.8
Assets held in separate accounts	35,899.8	33,310.5
Total assets	$61,589.8	$58,890.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$20,932.8	$20,885.3
Payables for securities purchased	3.1	25.1
Payables under securities loan agreement	318.1	219.5
Borrowed money	941.1	1,057.4
Due to affiliates	63.8	61.8
Current income taxes	46.9	82.6
Deferred income taxes	183.3	209.3
Other liabilities	301.5	314.9
Liabilities related to separate accounts	35,899.8	33,310.5
Total liabilities	58,690.4	56,166.4

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
shares issued and outstanding, $50 per share value)	2.8	2.8
Additional paid-in capital	4,579.6	4,576.5
Accumulated other comprehensive (loss) income	(5.3)	67.1
Retained earnings (deficit)	(1,677.7)	(1,922.2)
Total shareholder's equity	2,899.4	2,724.2
Total liabilities and shareholder's equity	$61,589.8	$58,890.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2002	$2.8	$4,416.5	$117.5	$(2,274.0)	$2,262.8
Comprehensive income:
Net income	-	-	-	154.6	154.6
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities
($(2.3) pretax)	-	-	(1.5)	-	(1.5)
Total comprehensive income					153.1
Contribution of capital	-	230.0	-	-	230.0
Balance at December 31, 2003	2.8	4,646.5	116.0	(2,119.4)	2,645.9
Comprehensive income:
Net income	-	-	-	199.3	199.3
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities
($(53.8) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Total comprehensive income					150.4
Dividends paid	-	(70.0)	-	-	(70.0)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	2.8	4,576.5	67.1	(1,922.2)	2,724.2
Comprehensive income:
Net income	-	-	-	244.5	244.5
Other comprehensive loss
net of tax:
Change in net unrealized gain
(loss) on securities
($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability
($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					172.1
Employee share-based payments	-	3.1	-	-	3.1
Balance at December 31, 2005	$2.8	$4,579.6	$(5.3)	$(1,677.7)	$2,899.4

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
Cash Flows from Operating Activities:
Net income	$244.5	$199.3	$154.6
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired and sales inducements	(174.0)	(168.0)	(159.7)
Amortization of deferred policy acquisition costs,
value of business acquired and sales inducements	165.8	134.3	106.5
Net accretion/decretion of discount/premium	115.5	155.9	198.9
Future policy benefits, claims reserves, and
interest credited	634.2	621.7	706.1
Provision for deferred income taxes	11.1	46.2	22.1
Net realized capital gains	(22.0)	(10.8)	(50.6)
Depreciation	12.0	12.4	23.3
Change in:
Accrued investment income	(21.6)	(3.1)	1.8
Reinsurance recoverable	104.6	51.0	31.0
Other receivable and assets accruals	6.0	34.1	(28.9)
Due to/from affiliates	(3.3)	(49.2)	88.8
Other payables and accruals	(47.4)	(12.1)	20.3
Other	3.1	(12.4)	-
Net cash provided by operating activities	1,028.5	999.3	1,114.2
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	19,232.3	26,791.6	29,981.6
Equity securities, available-for-sale	119.8	85.7	130.2
Mortgage loans on real estate	179.0	71.0	16.3
Acquisition of:
Fixed maturities, available-for-sale	(19,435.9)	(26,789.3)	(31,955.4)
Equity securities, available-for-sale	(120.4)	(81.6)	(34.8)
Mortgage loans on real estate	(484.8)	(406.7)	(194.2)
Policy loans	0.3	7.6	26.0
Other investments	(43.6)	(28.9)	(22.4)
(Purchase)/sales of property and equipment, net	(14.2)	(11.7)	(5.2)
Loans to affiliates	-	(175.0)	-
Net cash used in investing activities	(567.5)	(537.3)	(2,057.9)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,024.2	2,089.9	2,296.6
Maturities and withdrawals from investment contracts	(2,237.5)	(1,910.4)	(1,745.5)
Short-term loans with affiliates	(106.0)	16.4	(41.4)
Short-term loans	(116.3)	(458.5)	196.5
Dividends paid to Parent	-	(70.0)	-
Contribution of capital from Parent	-	-	230.0
Net cash (used in) provided by financing activities	(435.6)	(332.6)	936.2
Net increase (decrease) in cash and cash equivalents	25.4	129.4	(7.5)
Cash and cash equivalents, beginning of year	187.1	57.7	65.2
Cash and cash equivalents, end of year	$212.5	$187.1	$57.7
Supplemental cash flow information:
Income taxes paid, net	$27.7	$3.2	$29.8
Interest paid	$32.0	$22.8	$32.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiary (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in the District of Columbia and all states.

The consolidated financial statements include ILIAC and its wholly-owned subsidiary, ING Financial Advisers, LLC (“IFA”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 31, 2005, ILIAC’s subsidiary, ING Insurance Company of America (“IICA”), merged with and into ILIAC. As of the merger date, IICA ceased to exist and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC, as IICA was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, education (collectively “not-for-profit” organizations), and corporate markets. The Company’s products generally are distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

The Company offers deferred and immediate (payout annuities) annuity contracts. These products include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds, and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company has one operating segment, ING U.S. Financial Services, which offers the products described above.

Recently Adopted Accounting Standards

The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

In March 2004, the Emerging Issues Task Force (“EITF”) reached a final consensus on EITF Issue No. 03-1 (“EITF-03-1”), “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,” requiring that a three-step impairment model be applied to securities within its scope. The three-step model is applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
Step 2: Evaluate whether an impairment is other-than-temporary.
Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment’s cost and its fair value.

On September 30, 2004, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) No. EITF Issue 03-1-1 (“FSP EITF 03-1-1”), “Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, ‘The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,’” which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 for steps two and three of the impairment model introduced.

On November 3, 2005, the FASB issued FSP Statement of Financial Accounting Standard (“FAS”) No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of EITF 03-1.

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FSP FAS No. 115-1 is effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. The Company recognized impairment losses of $5.7 for the year ended December 31, 2005, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights” (“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46(R): “Consolidation of Variable Interest Entities” (“FIN 46(R)”). EITF 04-5 was effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all other limited partnerships at the commencement of the first reporting period beginning after December 15, 2005.

EITF 04-5 had no impact on ILIAC as of December 31, 2005, as the Company’s investments in limited partnerships are generally considered variable interest entities under FIN 46(R), and are accounted for using the cost or equity method of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Consolidated Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued Statement of Financial Accounting Standards (“FAS”) No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first annual period beginning after June 15, 2005 for registrants. FAS No. 123R provides two transition methods, modified-prospective and modified- retrospective.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized in 2005 includes: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provisions of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant-date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated. Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB 25”), and related Interpretations, as permitted by FAS No.123. No stock based employee compensation cost was recognized in the Consolidated Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2005 and 2004 were those of ING, the Company’s ultimate parent. As a result of adopting FAS No. 123R, the Company’s net income for the year ended December 31, 2005, is $2.0 lower than if it had continued to account for share-based payments under APB 25. The fair value of shares granted during 2005 was $2.6 as of December 31, 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes of valuation methodologies as a result of the adoption of FAS No. 123R.

Accounting for Derivative Instruments and Hedging Activities

The Derivative Implementation Group (“DIG”), responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”), issued Statement No. 133 Implementation Issue No. B36, “Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments” (“DIG B36”). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements, as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index, may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The required date of adoption of DIG B36 for the Company was October 1, 2003. The adoption did not have an impact on the Company’s financial position, results of operations, or cash flows.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Variable Interest Entities

In January 2003, the FASB issued FASB Interpretation No. 46, “Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51” (“FIN 46”). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities (“VIEs”) and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

FIN 46R requires a VIE to be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE’s activities, is entitled to receive a majority of the VIE’s residual returns (if no party absorbs a majority of the VIE’s losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46R also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

The adoption of FIN 46R had no impact on the Company’s financial statements. The Company held investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair value of $8.5 billion as of December 31, 2005 and 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company’s financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2005 and 2004 of $8.6 billion and $8.4 billion, respectively, represents the maximum exposure to loss on the investments in VIEs. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

New Accounting Pronouncements

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments – an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133. Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

• Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

•      Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

• Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
• Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006. The Company is in the process of determining the impact of FAS No. 155.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company is in the process of determining the impact of adoption of SOP 05-1.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications (see Reclassification and Changes to Prior Year Presentation footnote).

During 2005, the Company revised the financial statement presentation for derivatives and certain revenues related to annuity contracts (see Derivatives and Revenue Recognition below).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized gains and losses on the sale of and unrealized capital gains and losses on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains and losses on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of deferred acquisition costs and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Valuation

Fair values for fixed maturities are obtained from independent pricing services or broker-dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains. At December 31, 2005 and 2004, the Company had no allowance for mortgage loan credit losses.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

Derivative instruments are reported at fair value and are obtained internally from the derivative accounting system. The system uses key financial data, such as yield curves exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offering Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also engages in reverse repurchase agreements. Reverse repurchase agreements are included in cash and cash equivalent on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit market and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also purchases options and futures on equity indexes to reduce and manage risks associated with its annuity products. Open derivative contracts are included in Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During the fourth quarter of 2005, the Company revised the financial statement presentation of derivatives. Previously, asset balances and liability balances on open derivative contracts were netted and recorded in Other investments on the Balance Sheet. The Company now reports derivatives with asset balances in Other investments and derivatives with liability balances in Other liabilities. In addition, changes in the fair value of certain derivatives were previously recorded in Net investment income in the Statements of Operations. The total change in fair value of the derivatives is now reported in Net realized capital gains (losses). These revisions resulted in an increase in Other investments and Other liabilities of $29.5 and $27.2 at December 31, 2004 and 2003, respectively, as well as a reclassification of $(14.4) and $(11.9) from Net investment income to Net realized capital gains and losses at December 31, 2004 and 2003, respectively.

The Company also had investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains and losses in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For FAS No. 97 products, changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”) retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products. Changes in, or deviations from, the assumptions used can significantly affect the Company’s reserve levels and related future operations.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits less charges and withdrawals, plus credited interest thereon. Reserves interest rates vary by product and ranged from 1.5% to 7.8% for the years ended 2005, 2004, and 2003. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingency payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, annuity type, year of issue, and policy duration. For the years 2005, 2004, and 2003, reserve interest rates ranged from 4.9% to 5.2%.

The Company’s domestic individual life insurance business was sold on October 1, 1998 via an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuity contracts offer guaranteed minimum death benefits (“GMDB”). The GMDB is provided in the event the customer’s account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2005, the Company revised the Statement of Operations for the year ended December 31, 2003 to reflect the proper presentation of revenue related to annuity contracts. This revision resulted in a reclassification of $46.7 from Net investment income to Interest credited and other benefits to contractowners.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingencies.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant under a contract in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains and losses of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2005 and 2004, unrealized gains of $8.3 and $7.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit rating of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.8 billion and $2.9 billion at December 31, 2005 and 2004, respectively, is related to the reinsurance recoverable from Lincoln National Corporation (“Lincoln”) arising from the sale of the Company's domestic life insurance business in 1998 (see the Reinsurance footnote).

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, as of December 31, 2005, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$504.1	$0.6	$8.4	$496.3
State, municipalities, and political
subdivisions	40.0	0.5	0.9	39.6

U.S. corporate securities:
Public utilities	1,260.3	24.1	16.8	1,267.6
Other corporate securities	5,981.9	109.8	89.7	6,002.0
Total U.S. corporate securities	7,242.2	133.9	106.5	7,269.6

Foreign securities:
Government	704.4	30.0	7.7	726.7
Other	1,815.5	41.8	28.8	1,828.5
Total foreign securities	2,519.9	71.8	36.5	2,555.2

Residential mortgage-backed securities	4,453.7	33.6	98.9	4,388.4
Commercial mortgaged-backed securities	2,099.1	29.7	27.0	2,101.8
Other asset-backed securities	1,151.3	5.8	19.9	1,137.2

Total fixed maturities, including
fixed maturities pledged	18,010.3	275.9	298.1	17,988.1
Less: fixed maturities pledged	1,260.8	5.2	18.4	1,247.6
Total fixed maturities	16,749.5	270.7	279.7	16,740.5
Equity securities	166.9	4.4	1.2	170.1

Total investments, available-for-sale	$16,916.4	$275.1	$280.9	$16,910.6

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, as of December 31, 2004, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$197.3	$0.9	$0.9	$197.3
State, municipalities, and political
subdivisions	32.1	0.2	0.9	31.4

U.S. corporate securities:
Public utilities	1,207.6	50.0	5.0	1,252.6
Other corporate securities	5,846.5	275.0	25.4	6,096.1
Total U.S. corporate securities	7,054.1	325.0	30.4	7,348.7

Foreign securities:
Government	660.2	33.9	3.1	691.0
Other	1,656.4	78.4	6.1	1,728.7
Total foreign securities	2,316.6	112.3	9.2	2,419.7

Residential mortgage-backed securities	5,497.6	65.6	58.2	5,505.0
Commercial mortgaged-backed securities	1,491.2	73.2	4.4	1,560.0
Other asset-backed securities	1,354.6	22.6	13.7	1,363.5

Total fixed maturities, including fixed
maturities pledged to creditors	17,943.5	599.8	117.7	18,425.6
Less: fixed maturities pledged	1,258.8	18.0	2.5	1,274.3
Total fixed maturities	16,684.7	581.8	115.2	17,151.3
Equity securities	153.9	9.2	0.5	162.6

Total investments, available-for-sale	$16,838.6	$591.0	$115.7	$17,313.9

At December 31, 2005 and 2004, net unrealized (depreciation) appreciation of $(19.0) and $490.8, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities, included $(48.6) and $357.5, respectively, related to experience-rated contracts, which were not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized losses in fixed maturities at December 31, 2005, were primarily related to interest rate movement or spread widening and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized losses by duration and reason, along with the carrying amount of fixed maturities, including fixed maturities pledged to creditors in unrealized loss positions at December 31, 2005 and 2004.

		More than
		Six Months
	Less than	and less than	More than
2005	Six Months	Twelve Months	Twelve Months	Total

Interest rate or spread widening	$55.7	$33.9	$62.7	$152.3
Mortgage and other asset-backed securities	46.7	43.1	56.0	145.8
Total unrealized loss	$102.4	$77.0	$118.7	$298.1
Fair value	$5,936.2	$2,790.7	$2,643.6	$11,370.5

2004

Interest rate or spread widening	$9.5	$16.3	$15.6	$41.4
Mortgage and other asset-backed securities	28.3	18.4	29.6	76.3
Total unrealized loss	$37.8	$34.7	$45.2	$117.7
Fair value	$3,319.0	$1,795.0	$960.5	$6,074.5

Of the unrealized losses aged more than twelve months, the average market value of the related fixed maturities is 96% of the average book value. In addition, this category includes 515 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2005.

Overall, there has been an increase in unrealized losses from December 31, 2004 to December 31, 2005. This increase is largely caused by an increase in interest rates, which tends to have a negative market value impact on fixed maturity securities. In accordance with FSP FAS No. 115-1, the Company considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As a part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2005, are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$376.8	$376.3
After one year through five years	3,731.8	3,702.1
After five years through ten years	4,644.3	4,648.5
After ten years	1,553.3	1,633.8
Mortgage-backed securities	6,552.8	6,490.2
Other asset-backed securities	1,151.3	1,137.2
Less: fixed maturities pledged	1,260.8	1,247.6
Fixed maturities, excluding fixed maturities pledged	$16,749.5	$16,740.5

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company’s shareholder’s equity at December 31, 2005 or 2004.

At December 31, 2005 and 2004, fixed maturities with fair values of $11.0 and $10.9, respectively, were on deposit as required by regulatory authorities.

The Company has various categories of commercial mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2005 and 2004, approximately 1.2% and 4.1%, respectively, of the Company’s CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2005 and 2004, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $1,247.6 and $1,274.3, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $941.1 and $1,057.4 at December 31, 2005 and 2004, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2005, the carrying value of the securities in reverse repurchase agreements was $32.8. No amounts were engaged in reverse repurchase agreements during the year ended December 31, 2004.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2005 and 2004. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2005, 2004, and 2003:

	2005		2004		2003
		No. of		No. of			No. of
	Impairment	Securities	Impairment	Securities	Impairment		Securities
U.S. corporate	$3.9	15	$-	-	$6.2		4
Residential mortgage-
backed	44.7	82	13.5	53	88.2		83
Foreign	0.3	1	-	-	-		-
U.S. Treasuries/Agencies	0.1	2	-	-	-		-
Equity securities	-	-	-	-	-	*	2
Limited partnerships	-	-	-	-	2.0		1
Total	$49.0	100	$13.5	53	$96.4		90

(1) Primarily U.S. denominated
* Less than $0.1

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The above schedule includes $5.7 in anticipated disposition write-downs related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value, based upon the implementation of FSP FAS No. 115-1. The following table summarizes these write-downs recognized by type for the year ended December 31, 2005:

	2005
		No. of
	Impairment	Securities
U.S. corporate	$2.3	13
Residential mortgaged-backed	3.3	2
U.S. Treasuries/Agencies	0.1	2
Total	$5.7	$17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2005 and 2004 was $470.8 and $125.0, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed income securities or cost for equity securities. In certain situations new factors such as negative developments and subsequent credit deterioration can subsequently change the Company’s previous intent to continue holding a security.

Because of rising interest rates, continued asset-liability management strategies and on-going comprehensive reviews of the Company’s portfolios, changes were made in the fourth quarter of 2005 to the Company’s strategic asset allocations. In addition, the Company also pursued yield enhancement strategies. These changes primarily resulted in anticipated disposition write-downs totaling $5.7 of certain securities with unrealized loss positions due to a change in intent as to whether to hold these securities until recovery.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Fixed maturities, available-for-sale	$978.9	$999.4	$997.4
Equity securities, available-for-sale	9.7	7.1	9.9
Mortgage loans on real estate	73.0	56.0	42.7
Policy loans	30.0	8.1	9.0
Short-term investments and
cash equivalents	2.7	2.4	1.8
Other	37.3	9.6	10.6
Gross investment income	1,131.6	1,082.6	1,071.4
Less: investment expenses	95.9	84.4	90.5
Net investment income	$1,035.7	$998.2	$980.9

Net Realized Capital Gains and Losses

Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. Net realized capital gains (losses) on investments for the years ended December 31, 2005, 2004, and 2003, were as follows:

	2005	2004	2003
Fixed maturities, available-for-sale	$5.2	$51.8	$124.2
Equity securities, available-for-sale	12.4	9.9	3.4
Derivatives	13.7	(10.2)	(31.1)
Other	(0.3)	1.3	(2.0)
Less: allocation to experience-rated contracts	9.0	42.0	43.9
Pretax net realized capital gains	$22.0	$10.8	$50.6
After-tax net realized capital gains	$14.3	$7.0	$32.9

Net realized capital gains (losses) allocated to experience-rated contracts were deducted from net realized capital gains and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized gains (losses) allocated to experienced-rated contractowners were $240.3, $233.4, and $213.7, at December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Proceeds on sales	$10,062.3	$10,236.3	$12,812.5
Gross gains	161.1	146.9	291.9
Gross losses	93.9	70.9	228.0

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily derivatives) approximates the fair values of the assets. Derivatives are carried at fair value on the Consolidated Balance Sheets.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowners upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Consolidated Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments at December 31, 2005 and 2004, were as follows:

	2005		2004
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale
including securities pledged	$17,988.1	$17,988.1	$18,425.6	$18,425.6
Equity securities, available-for-sale	170.1	170.1	162.6	162.6
Mortgage loans on real estate	1,396.0	1,386.2	1,090.2	1,119.8
Policy loans	262.4	262.4	262.7	262.7
Cash, cash equivalents and
short-term investments under
securities loan agreement	530.6	530.6	406.6	406.6
Other investments	144.6	144.6	86.3	86.3
Assets held in separate accounts	35,899.8	35,899.8	33,310.5	33,310.5
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,772.7	1,886.3	2,106.0	2,028.2
Without a fixed maturity	14,936.4	14,896.0	13,884.9	13,845.6
Liabilities related to
separate accounts	35,899.8	35,899.8	33,310.5	33,310.5

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2005	2004	2005	2004
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$519.6	$527.8	$6.2	$5.9

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturities portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	2,060.0	1,766.0	10.3	2.1

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	126.5	126.5	(23.7)	(28.4)

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2005	2004	2005	2004
Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	$70.5	$-	$(1.0)	$-

Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	36.0	-	0.1	-

Swaptions
Swaptions are used to manage interest rate risk in the
Company's CMOB portfolio. Swaptions are contracts
that give the Company the option to enter into an
interest rate swap at a specific future date.	175.0	-	-	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.	NA*	NA*	(4.2)	(0.9)

*NA - not applicable.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity for the years ended December 31, 2005, 2004, and 2003, within DAC, was as follows:

Balance at January 1, 2003	$229.8
Deferrals of commissions and expenses	98.1
Amortization:
Amortization	(34.3)
Interest accrued at 5% - 7%	18.8
Net amortization included in the Consolidated Statements of Operations	(15.5)
Change in unrealized gains and losses on available -for-sale securities	(4.4)
Balance at December 31, 2003	308.0
Deferrals of commissions and expenses	123.5
Amortization:
Amortization	(43.5)
Interest accrued at 5% - 7%	24.3
Net amortization included in the Consolidated Statements of Operations	(19.2)
Change in unrealized gains and losses on available -for-sale securities	2.2
Balance at December 31, 2004	414.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% - 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized gains and losses on available -for-sale securities	3.7
Balance at December 31, 2005	$512.4

The estimated amount of DAC to be amortized, net of interest, is $33.2, $32.8, $30.1, $27.8, and $26.7, for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity for the years ended December 31, 2005, 2004, and 2003, within VOBA, was as follows:

Balance at January 1, 2003	$1,438.4
Deferrals of commissions and expenses	59.2
Amortization:
Amortization	(183.2)
Interest accrued at 5% - 7%	92.2
Net amortization included in the Consolidated Statements of Operations	(91.0)
Change in unrealized gains and losses on available -for-sale securities	8.8
Balance at December 31, 2003	1,415.4
Deferrals of commissions and expenses	50.1
Amortization:
Amortization	(200.5)
Interest accrued at 5% - 7%	92.3
Net amortization included in the Consolidated Statements of Operations	(108.2)
Change in unrealized gains and losses on available -for-sale securities	7.9
Balance at December 31, 2004	1,365.2
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% - 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized gains and losses on available -for-sale securities	10.9
Balance at December 31, 2005	$1,294.4

The estimated amount of VOBA to be amortized, net of interest, is $120.4, $107.0, $100.0, $96.2, and $92.9 for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC/VOBA

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed and variable margins because of higher asset volume, partially offset by higher expenses. The Company revised long-term separate account return and certain contractholder withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

During 2004, DAC and VOBA amortization increased principally due to higher actual gross profits, as a result of the margins earned on higher fixed and variable assets and fewer other-than-temporary impairments. The Company revised certain contractholder withdrawal behavior assumptions for its products during 2004, resulting in a deceleration of amortization of DAC and VOBA of $5.7.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In 2003, the Company reset long-term assumptions for the separate account returns. The Company recorded a deceleration of amortization of $3.7, primarily due to improved market performance compared to expected.

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any dividends to Lion in 2003 and 2005. In March 2006, ILIAC paid a cash dividend of $131.0 to Lion.

ILIAC did not receive capital contributions from Lion in 2005 and 2004, and received $230.0 in capital contributions from Lion during 2003.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $221.6, $217.2, and $67.5, for the years ended December 31, 2005, 2004, and 2003, respectively. Statutory capital and surplus was $1,539.1 and $1,347.0 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2005, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $3.7 billion and $0.8, respectively. As of December 31, 2004, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $4.4 billion and $0.7, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2005 and 2004 was $3.7 billion and $4.4 billion, respectively.

7.	Income Taxes

For taxable year 2005, ILIAC will file a consolidated federal income tax return with its (former) subsidiary, IICA. ILIAC’s consolidated group filings with IICA for taxable year 2005 and prior taxable periods is governed by a federal tax allocation agreement with IICA whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits IICA for losses at the statutory federal tax rate.

Income tax expense (benefit) included in the financial statements are as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Current tax (benefit) expense:
Federal	$(10.5)	$(3.8)	$37.9
State	-	-	1.1
Total current tax (benefit) expense	(10.5)	(3.8)	39.0
Deferred tax expense:
Federal	11.9	46.2	22.1
Total deferred tax expense	11.9	46.2	22.1
Total income tax expense	$1.4	$42.4	$61.1

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Income before income taxes and cumulative
effect of change in accounting principle	$245.9	$241.7	$215.7
Tax rate	35%	35%	35%
Income tax at federal statutory rate	86.1	84.6	75.5
Tax effect of:
State income tax, net of federal benefit	-	-	0.7
Dividend received deduction	(25.8)	(9.6)	(14.0)
IRS audit settlement	(58.2)	(33.0)	-
Transfer of mutual fund shares	-	-	-
Other	(0.7)	0.4	(1.1)
Income tax expense	$1.4	$42.4	$61.1

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2005 and 2004, are presented below:

	2005	2004
Deferred tax assets:
Insurance reserves	$275.5	$286.4
Unrealized gains allocable to
experience-rated contracts	17.0	125.1
Investments	23.3	-
Postemployment benefits	57.7	60.5
Compensation	37.6	35.5
Other	14.1	23.4
Total gross assets	425.2	530.9
Deferred tax liabilities:
Value of business acquired	(453.0)	(477.8)
Net unrealized capital gains	(31.8)	(161.3)
Deferred policy acquisition costs	(123.6)	(91.3)
Other	(0.1)	(9.8)
Total gross liabilities	(608.5)	(740.2)
Net deferred income tax liability	$(183.3)	$(209.3)

Net unrealized capital gains and losses are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders’ Surplus Account and only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders’ Surplus Account accumulated balance of $17.2.

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. No valuation allowance has been established at this time, as management believes the above conditions presently do not exist.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

The Internal Revenue Service (“IRS”) has completed its examination of the Company’s returns through tax year 2001. The current and prior period provisions reflect non-recurring favorable adjustments resulting from a reduction in the tax liability that no longer needs to be provided based on the results of the current IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the positions. The IRS has commenced examination of the Company’s returns for tax years 2002 and 2003. There are also various state audits in progress.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $21.4, $19.0, and $15.1, for 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $8.5, $8.0, and $7.1, in 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2005 and 2004.

	2005	2004
Change in Benefit Obligation:
Defined benefit obligation, January 1	$104.1	$101.6
Service cost	-	-
Interest cost	6.0	5.9
Benefits paid	(9.7)	(16.2)
Plan amendment	-	0.3
Actuarial loss on obligation	6.4	12.5
Defined benefit obligation, December 31	$106.8	$104.1

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Funded Status:
Funded status at December 31	$(106.8)	$(104.1)
Unrecognized past service cost	0.4	0.6
Unrecognized net loss	22.8	15.6
Net amount recognized	$(83.6)	$(87.9)

Amounts recognized in the Consolidated Balance Sheet consist of:

Accrued benefit cost	$(101.8)	$(105.2)
Intangible assets	0.4	0.6
Accumulated other comprehensive income	17.8	16.7
Net amount recognized	$(83.6)	$(87.9)

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2005 and 2004, the accumulated benefit obligation was $106.8 and $107.7, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2005 and 2004 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2005	2004
Discount rate at beginning of period	6.00%	6.25%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of ING Americas’ Retirement Plan. Based upon all available information, it was determined that 5.50% was the appropriate discount rate as of December 31, 2005, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 5.50% discount rate will also be used to determine the Company’s 2006 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2005	2004	2003
Discount rate	6.00%	6.25%	6.75%
Rate of increase in compensation levels	4.00%	3.75%	3.75%

The weighted average assumptions used in calculating the net pension cost for 2005 were as indicated above (6.00% discount rate, 4.00% rate of compensation increase). Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2005, 2004, and 2003, were as follows:

	2005	2004	2003
Interest cost	$6.0	$5.9	$6.9
Net actuarial loss recognized
in the year	1.3	-	0.9
Unrecognized past service cost
recognized in the year	0.2	0.2	0.2
The effect of any curtailment or settlement	0.3	0.1	-
Net periodic benefit cost	$7.8	$6.2	$8.0

Cashflows

There are no 2006 employer expected contributions. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2006 through 2010, and thereafter through 2015, are estimated to be $13.5, $13.6, $13.2, $9.8, $9.6, and $30.2, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

•         The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. The Company match equals 50% of a participant’s pre-tax deferral contribution, with a maximum company match of 3% of the participant’s pay.

•         The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

• The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

•         Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2005, 2004, and 2003, were not significant.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it incurs expenses with affiliated entities. The agreements are as follows:

•        Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC records a fee, which is paid quarterly, based on the value of the general account AUM. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $61.7, $58.8, and $53.8, respectively.

•        Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $138.5, $132.9, and $136.4, respectively.

•        Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2005, 2004, and 2003, net expenses related to the agreement were incurred in the amount of $17.8, $8.6, and $19.2, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Investment Advisory and Other Fees

ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the “Company Funds”). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts amounted to $263.0, $209.2, and $201.4 (excludes fees paid to Aeltus Investment Management, Inc., now known as ING Investment Management Co.) in 2005, 2004, and 2003, respectively.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31 from the other. Interest on any ILIAC borrowings is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.7, $0.2, and $0.1, for the years ended December 31, 2005, 2004, and 2003, respectively, and earned interest income of $1.0, $1.3, and $0.9, for the years ended December 31, 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, respectively, ILIAC had $131.0 and $25.0 receivable from ING AIH under this agreement.

Note with Affiliate

On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”) issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”) scheduled to mature on December 29, 2034, to its affiliates, ILIAC, ReliaStar Life Insurance Company (“ReliaStar Life”), and Security Life of Denver International Limited (“SLDI”), in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 notes receivable from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the year ended December 31, 2005 was $11.1 and minimal for the year ended December 31, 2004.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreement

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Capital Transactions

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any cash dividends to Lion in 2003 and 2005. In March 2006, ILIAC paid a cash dividend of $131.0 to Lion.

ILIAC did not receive capital contributions from Lion in 2005 and 2004, and received $230.0 in capital contributions from Lion during 2003.

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2005 and 2004, ILIAC did not have any amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2005. As December 31, 2005, ILIAC did not have any amounts outstanding under the line-of-credit agreement.

Prior to September 30, 2005, ILIAC also maintained a $125.0 uncommitted revolving note facility with SunTrust Bank, Atlanta. Under the agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2004, ILIAC had no outstanding balances under this facility.

Also see Financing Agreements in the Related Party Transactions footnote.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

11.	Reinsurance

At December 31, 2005, the Company had reinsurance treaties with 6 unaffiliated reinsurers and 1 affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1.0 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to contractowners.

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

The Company has assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $17.8 and $19.3 were maintained for this contract as of December 31, 2005 and 2004, respectively.

Reinsurance ceded in force for life mortality risks were $24.2 and $26.1 at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, net receivables were comprised of the following:

	2005	2004
Claims recoverable from reinsurers	$2,806.6	$2,903.0
Payable for reinsurance premiums	(1.7)	(0.9)
Reinsured amounts due to an
unaffiliated reinsurer	(0.3)	0.2
Reserve credits	1.1	1.5
Other	(9.0)	(2.5)
Total	$2,796.7	$2,901.3

Included in the accompanying financial statements are net policy benefit recoveries of $13.1, $19.3, and $22.5, for the years ended December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contractowners included the following premiums ceded and reinsurance recoveries for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Premiums ceded under reinsurance	$215.7	$245.4	$265.2
Reinsurance recoveries	350.5	375.9	366.7

12.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under various operating leases, the latest term of which expires in 2011.

For the years ended December 31, 2005, 2004, and 2003, rent expense for leases was $17.4, $17.2, and $18.1, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2006 through 2009 are estimated to be $17.0, $15.6, $2.6, and $1.5, respectively, and $0.7 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $516.7, $398.0 of which was with related parties. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $778.2, $440.4 of which was with related parties. During 2005 and 2004, $42.4 and $19.8, respectively, was funded to related parties under off-balance sheet commitments.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

13.	Accumulated Other Comprehensive Income

Shareholder’s equity included the following components of Accumulated other comprehensive income as of December 31, 2005 and 2004.

	2005	2004	2003
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(22.2)	$482.1	$615.1
Equity securities, available-for-sale	3.2	8.7	13.8
Derivatives	4.2	-	3.7
DAC/VOBA adjustment on
available-for-sale securities	5.1	(9.5)	(19.6)
Sales inducements amortization adjustment
on available-for-sale securities	0.1	(0.1)	-
Premium deficiency reserve adjustment	(23.6)	-	-
Other investments (primarily
limited partnerships)	1.2	1.3	57.3
Less: allocation to experience-rated
contracts	(48.6)	357.5	491.5
Subtotal	16.6	125.0	178.8
Less: deferred income taxes	10.3	41.2	62.8
Net unrealized capital gains	6.3	83.8	116.0
Minimum pension liability, net of tax	(11.6)	(16.7)	-
Accumulated other comprehensive (loss)
income	$(5.3)	$67.1	$116.0

Net unrealized capital (losses) gains allocated to experience-rated contracts of $(48.6) and $357.5 at December 31, 2005 and 2004, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income related to changes in net unrealized capital gains and losses on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Fixed maturities, available-for-sale	$(504.3)	$(133.0)	$(125.8)
Equity securities, available-for-sale	(5.5)	(5.1)	17.9
Derivatives	4.2	(3.7)	3.7
DAC/VOBA adjustment on available-for-sale securities	14.6	10.1	4.4
Sales inducements amortization adjustment
available-for-sale securities	0.2	(0.1)	-
Premium deficiency reserve adjustment	(23.6)	-	-
Other	(0.1)	(56.0)	25.9
Less: allocation to experience-rated contracts	(406.1)	(134.0)	(71.6)
Subtotal	(108.4)	(53.8)	(2.3)
Deferred income taxes	(30.9)	(21.6)	(0.8)
Net change in unrealized
capital losses	$(77.5)	$(32.2)	$(1.5)

Changes in Accumulated other comprehensive income, net of DAC/VOBA and tax, related to changes in net unrealized gains and losses on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Net unrealized holding losses arising
during the year (1)	$(38.2)	$(1.8)	$(31.9)
Less: reclassification adjustment for gains
(losses) and other items included in net income(2)	39.3	30.4	(30.4)
Net unrealized losses on securities	$(77.5)	$(32.2)	$(1.5)

(1)	Pretax unrealized holding losses arising during the period were $(53.4), $(3.0), and $(48.9), for the years ended December 31, 2005, 2004, and 2003, respectively.
(2)	Pretax reclassification adjustments for gains (losses) and other items included in net income were $55.0, $50.8, and $(46.6), for the years ended December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Reclassifications and Changes to Prior Year Presentation

Statements of Cash Flows

During 2005, certain changes were made to the Statements of Cash Flows for the year ended December 31, 2003 to reflect the correct balances, primarily related to short-term loans. As the Company has determined these changes as immaterial, the Statements of Cash Flows for the year ended December 31, 2003 has not been labeled as restated. The following table summarizes the adjustments:

	Previously
2004	Reported	Adjustment	Revised

Net cash provided by operating activities	$1,021.7	$(22.4)	$999.3
Net cash used in investing activities	(543.2)	5.9	(537.3)
Net cash used in financing activities	(349.0)	16.4	(332.6)

2003

Net cash provided by operating activities	$1,058.3	$55.9	$1,114.2
Net cash used in investing activities	(2,043.5)	(14.4)	(2,057.9)
Net cash used in financing activities	977.6	(41.4)	936.2

FINANCIAL STATEMENTS
ING Life Insurance and Annuity Company
Variable Annuity Account B
Year ended December 31, 2005
with Report of Independent Registered Public Accounting Firm

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ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Financial Statements
Year ended December 31, 2005

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ING Life Insurance and Annuity Company Variable Annuity Account B (the “Account”) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation Fund - Series I Shares
    AIM V.I. Core Equity Fund - Series I Shares
    AIM V.I. Government Securities Fund - Series I Shares
    AIM V.I. Growth Fund - Series I Shares
    AIM V.I. Premier Equity Fund - Series I Shares
The Alger American Funds:
    Alger American Balanced Portfolio - Class O
    Alger American Income & Growth Portfolio - Class O
    Alger American Leveraged AllCap Portfolio - Class O
AllianceBernstein Variable Products Series Fund, Inc.:
    AllianceBernstein VPSF Growth and Income Portfolio Class A
    AllianceBernstein VPSF Large Cap Growth Portfolio - Class A
    AllianceBernstein VPSF Small Cap Growth A
American Century Investments:
    American Century VP Balanced Fund
    American Century VP International Fund
Calvert Variable Series, Inc.:
    Calvert Social Balanced Portfolio
Federated Insurance Series:
    Federated American Leaders Fund II
    Federated Capital Income Fund II
    Federated Equity Income Fund II
    Federated Fund for U.S. Government Securities II
    Federated High Income Bond Fund II
    Federated International Equity Fund II
    Federated Mid Cap Growth Strategies Fund II
    Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
    Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
    Fidelity® VIP Contrafund® Portfolio - Initial Class
    Fidelity® VIP Equity-Income Portfolio - Initial Class
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Initial Class
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
    Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
    Franklin Small Cap Value Securities Fund - Class 2
ING GET Fund:
    ING GET Fund - Series H
    ING GET Fund - Series I
    ING GET Fund - Series J

ING GET Fund (continued):
    ING GET Fund - Series K
    ING GET Fund - Series L
    ING GET Fund - Series M
    ING GET Fund - Series N
    ING GET Fund - Series P
    ING GET Fund - Series Q
    ING GET Fund - Series R
    ING GET Fund - Series S
    ING GET Fund - Series T
    ING GET Fund - Series U
    ING GET Fund - Series V
ING Investors Trust:
    ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
    ING American Funds Growth Portfolio
    ING American Funds Growth-Income Portfolio
    ING American Funds International Portfolio
    ING Evergreen Health Sciences Portfolio - Class S
    ING Evergreen Omega Portfolio - Institutional Class
    ING FMRSM Diversified Mid Cap Portfolio - Service Class
    ING FMRSM Earnings Growth Portfolio - Institutional Class
    ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
    ING JPMorgan Emerging Markets Equity Portfolio - Service Class
    ING JPMorgan Small Cap Equity Portfolio - Institutional Class
    ING JPMorgan Small Cap Equity Portfolio - Service Class
    ING JPMorgan Value Opportunities Portfolio - Institutional Class
    ING JPMorgan Value Opportunities Portfolio - Service Class
    ING Julius Baer Foreign Portfolio - Service Class
    ING Legg Mason Value Portfolio - Institutional Class
    ING Legg Mason Value Portfolio - Service Class
    ING LifeStyle Aggressive Growth Portfolio - Service 1 Class
    ING LifeStyle Growth Portfolio - Service 1 Class
    ING LifeStyle Moderate Growth Portfolio - Service 1 Class
    ING LifeStyle Moderate Portfolio - Service 1 Class
    ING Marsico Growth Portfolio - Service Class
    ING Marsico International Opportunities Portfolio - Service Class
    ING Mercury Large Cap Growth Portfolio - Service Class
    ING MFS Total Return Portfolio - Institutional Class
    ING MFS Total Return Portfolio - Service Class
    ING MFS Utilities Portfolio - Service Class
    ING Oppenheimer Main Street Portfolio® - Institutional Class
ING Oppenheimer Main Street Portfolio® - Service Class

ING Investors Trust (continued):
    ING PIMCO High Yield Portfolio - Service Class
    ING Pioneer Fund Portfolio - Institutional Class
    ING T. Rowe Price Capital Appreciation Portfolio - Service Class
    ING T. Rowe Price Equity Income Portfolio - Service Class
    ING UBS U.S. Allocation Portfolio - Service Class
    ING Van Kampen Growth and Income Portfolio - Service Class
ING Partners, Inc.:
    ING American Century Large Company Value Portfolio - Service Class
    ING American Century Select Portfolio - Initial Class
    ING American Century Select Portfolio - Service Class
    ING American Century Small Cap Value Portfolio - Service Class
    ING Baron Small Cap Growth Portfolio - Service Class
    ING Davis Venture Value Portfolio - Service Class
    ING Fundamental Research Portfolio - Service Class
    ING Goldman Sachs® Capital Growth Portfolio - Service Class
    ING JPMorgan Fleming International Portfolio - Initial Class
    ING JPMorgan Mid Cap Value Portfolio - Service Class
    ING MFS Capital Opportunities Portfolio - Initial Class
    ING OpCap Balanced Value Portfolio - Service Class
    ING Oppenheimer Global Portfolio - Initial Class
    ING Oppenheimer Global Portfolio - Service Class
    ING Oppenheimer Strategic Income Portfolio - Initial Class
    ING PIMCO Total Return Portfolio - Service Class
    ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
    ING Solution 2015 Portfolio - Service Class
    ING Solution 2025 Portfolio - Service Class
    ING Solution 2035 Portfolio - Service Class
    ING Solution 2045 Portfolio - Service Class
    ING Solution Income Portfolio - Service Class
    ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
    ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
    ING T. Rowe Price Growth Equity Portfolio - Initial Class
    ING UBS U.S. Large Cap Equity Portfolio - Initial Class
    ING Van Kampen Comstock Portfolio - Service Class
    ING Van Kampen Equity and Income Portfolio - Initial Class
    ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
    ING VP Strategic Allocation Balanced Portfolio - Class I
    ING VP Strategic Allocation Growth Portfolio - Class I
    ING VP Strategic Allocation Income Portfolio - Class I
ING Variable Funds:
    ING VP Growth and Income Portfolio - Class I
ING Variable Insurance Trust:
    ING GET U.S. Core Portfolio - Series 1
    ING GET U.S. Core Portfolio - Series 2
    ING GET U.S. Core Portfolio - Series 3
    ING GET U.S. Core Portfolio - Series 4
    ING GET U.S. Core Portfolio - Series 5
    ING GET U.S. Core Portfolio - Series 6
    ING GET U.S. Core Portfolio - Series 7
    ING GET U.S. Core Portfolio - Series 8
    ING GET U.S. Core Portfolio - Series 9
    ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11	ING Variable Portfolios, Inc.:
    ING VP Global Science and Technology Portfolio - Class I
    ING VP Growth Portfolio - Class I
    ING VP Index Plus LargeCap Portfolio - Class I
    ING VP Index Plus MidCap Portfolio - Class I
    ING VP Index Plus SmallCap Portfolio - Class I
    ING VP International Equity Portfolio - Class I
    ING VP Small Company Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
    ING VP Financial Services Portfolio - Class I
    ING VP International Value Portfolio - Class I
    ING VP MagnaCap Portfolio - Class I
    ING VP MagnaCap Portfolio - Class S
    ING VP MidCap Opportunities Portfolio - Class I
    ING VP MidCap Opportunities Portfolio - Class S
    ING VP Real Estate Portfolio - Class I
    ING VP SmallCap Opportunities Portfolio - Class I
    ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
    ING VP Balanced Portfolio - Class I
ING VP Emerging Markets Fund, Inc.:
    ING VP Emerging Markets Fund
ING VP Intermediate Bond Portfolio:
    ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
    ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
    ING VP Natural Resources Trust
Janus Aspen Series:
    Janus Aspen Series Balanced Portfolio - Institutional Shares
    Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
    Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
    Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
    Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
    Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
    Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
MFS® Variable Insurance TrustSM:
    MFS® Strategic Income Series
    MFS® Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth Fund/VA
    Oppenheimer Global Securities Fund/VA
    Oppenheimer Main Street Fund®/VA
    Oppenheimer Main Street Small Cap Fund®/VA
    Oppenheimer Strategic Bond Fund/VA
PIMCO Variable Insurance Trust:
    PIMCO Real Return Portfolio - Admin Class
Pioneer Variable Contracts Trust:
    Pioneer Equity Income VCT Portfolio - Class I
    Pioneer Fund VCT Portfolio - Class I
    Pioneer High Yield VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I

Prudential Series Fund, Inc.: Jennison Portfolio - Class II SP William Blair International Growth Portfolio - Class II UBS Series Trust: UBS U.S. Allocation Portfolio - Class I	Wanger Advisors Trust: Wanger Select Wanger U.S. Smaller Companies

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluatin g the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING Life Insurance and Annuity Company Variable Annuity Account B at December 31, 2005, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2006

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Core Equity Fund - Series I Shares	AIM V.I. Government Securities Fund - Series I Shares	AIM V.I. Growth Fund - Series I Shares	AIM V.I. Premier Equity Fund - Series I Shares

Assets
Investments in mutual funds at fair value	$448	$893	$12,677	$433	$522

Total assets	448	893	12,677	433	522

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$448	$893	$12,677	$433	$522

Net assets
Accumulation units	$448	$893	$12,677	$433	$522
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$448	$893	$12,677	$433	$522

Total number of shares	18,166	38,100	1,067,960	25,130	23,382

Cost of shares	$409	$840	$13,186	$379	$488

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	American Century VP Balanced Fund	American Century VP International Fund	Calvert Social Balanced Portfolio	Federated American Leaders Fund II	Federated Capital Income Fund II

Assets
Investments in mutual funds at fair value	$887	$1,168	$2,190	$28,972	$3,367

Total assets	887	1,168	2,190	28,972	3,367

Liabilities
Payable to related parties	—	—	—	1	—

Total liabilities	—	—	—	1	—

Net assets	$887	$1,168	$2,190	$28,971	$3,367

Net assets
Accumulation units	$887	$1,168	$2,190	$28,915	$3,357

Contracts in payout (annuitization) period	—	—	—	56	10

Total net assets	$887	$1,168	$2,190	$28,971	$3,367

Total number of shares	118,311	141,892	1,127,157	1,355,085	376,620

Cost of shares	$756	$918	$1,936	$25,777	$3,263

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Federated Equity Income Fund II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated International Equity Fund II	Federated Mid Cap Growth Strategies Fund II

Assets
Investments in mutual funds at fair value	$6,708	$4,124	$7,437	$4,318	$8,518

Total assets	6,708	4,124	7,437	4,318	8,518

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$6,708	$4,124	$7,437	$4,318	$8,518

Net assets
Accumulation units	$6,610	$4,124	$7,394	$4,295	$8,518
Contracts in payout (annuitization) period	98	—	43	23	—

Total net assets	$6,708	$4,124	$7,437	$4,318	$8,518

Total number of shares	494,353	363,003	960,857	299,413	359,579

Cost of shares	$6,759	$4,186	$7,031	$4,690	$9,181

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Federated Prime Money Fund II	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$2,500	$9,118	$286,206	$191,807	$90,044

Total assets	2,500	9,118	286,206	191,807	90,044

Liabilities
Payable to related parties	—	—	10	7	3

Total liabilities	—	—	10	7	3

Net assets	$2,500	$9,118	$286,196	$191,800	$90,041

Net assets
Accumulation units	$2,500	$9,118	$286,196	$191,800	$90,041
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$2,500	$9,118	$286,196	$191,800	$90,041

Total number of shares	2,500,498	606,233	9,223,533	7,524,796	2,671,939

Cost of shares	$2,500	$8,276	$201,005	$160,412	$83,016

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Small Cap Value Securities Fund - Class 2

Assets
Investments in mutual funds at fair value	$39,782	$56,447	$1,759	$15,059	$4,461

Total assets	39,782	56,447	1,759	15,059	4,461

Liabilities
Payable to related parties	1	2	—	—	—

Total liabilities	1	2	—	—	—

Net assets	$39,781	$56,445	$1,759	$15,059	$4,461

Net assets
Accumulation units	$37,301	$56,445	$1,759	$15,059	$4,461
Contracts in payout (annuitization) period	2,480	—	—	—	—

Total net assets	$39,781	$56,445	$1,759	$15,059	$4,461

Total number of shares	6,447,614	397,849	137,851	730,649	265,711

Cost of shares	$41,969	$47,953	$1,751	$11,857	$4,122

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series L	ING GET Fund - Series M	ING GET Fund - Series N	ING GET Fund - Series P	ING GET Fund - Series Q

Assets
Investments in mutual funds at fair value	$40,063	$60,673	$49,722	$35,845	$31,950

Total assets	40,063	60,673	49,722	35,845	31,950

Liabilities
Payable to related parties	2	3	3	2	2

Total liabilities	2	3	3	2	2

Net assets	$40,061	$60,670	$49,719	$35,843	$31,948

Net assets
Accumulation units	$40,061	$60,670	$49,719	$35,843	$31,948
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$40,061	$60,670	$49,719	$35,843	$31,948

Total number of shares	4,177,562	6,339,898	5,017,395	3,650,188	3,157,115

Cost of shares	$41,104	$62,177	$50,984	$36,425	$31,590

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series R	ING GET Fund - Series S	ING GET Fund - Series T	ING GET Fund - Series U	ING GET Fund - Series V

Assets
Investments in mutual funds at fair value	$25,580	$31,378	$24,063	$23,509	$44,053

Total assets	25,580	31,378	24,063	23,509	44,053

Liabilities
Payable to related parties	1	2	1	1	2

Total liabilities	1	2	1	1	2

Net assets	$25,579	$31,376	$24,062	$23,508	$44,051

Net assets
Accumulation units	$25,579	$31,376	$24,062	$23,508	$44,051
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$25,579	$31,376	$24,062	$23,508	$44,051

Total number of shares	2,507,859	3,109,781	2,403,932	2,406,218	4,458,853

Cost of shares	$25,172	$31,208	$24,108	$24,037	$44,613

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING Evergreen Health Sciences Portfolio - Class S

Assets
Investments in mutual funds at fair value	$201	$20,436	$22,151	$27,750	$505

Total assets	201	20,436	22,151	27,750	505

Liabilities
Payable to related parties	—	1	1	1	—

Total liabilities	—	1	1	1	—

Net assets	$201	$20,435	$22,150	$27,749	$505

Net assets
Accumulation units	$201	$19,133	$20,438	$27,458	$505
Contracts in payout (annuitization) period	—	1,302	1,712	291	—

Total net assets	$201	$20,435	$22,150	$27,749	$505

Total number of shares	10,578	347,498	572,088	1,442,300	47,282

Cost of shares	$205	$18,182	$21,043	$23,712	$504

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Evergreen Omega Portfolio - Institutional Class	ING FMR SM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$17,455	$356	$25,075	$1,210	$2,620

Total assets	17,455	356	25,075	1,210	2,620

Liabilities
Payable to related parties	1	—	1	—	—

Total liabilities	1	—	1	—	—

Net assets	$17,454	$356	$25,074	$1,210	$2,620

Net assets
Accumulation units	$16,385	$356	$23,957	$1,210	$2,620
Contracts in payout (annuitization) period	1,069	—	1,117	—	—

Total net assets	$17,454	$356	$25,074	$1,210	$2,620

Total number of shares	1,588,237	26,910	2,365,573	82,466	178,618

Cost of shares	$16,968	$334	$24,468	$1,184	$2,413

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING JPMorgan Small Cap Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Equity Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$9,171	$16	$45,059	$3,197	$2,191

Total assets	9,171	16	45,059	3,197	2,191

Liabilities
Payable to related parties	—	—	2	—	—

Total liabilities	—	—	2	—	—

Net assets	$9,171	$16	$45,057	$3,197	$2,191

Net assets
Accumulation units	$9,171	$16	$45,057	$3,197	$2,191
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$9,171	$16	$45,057	$3,197	$2,191

Total number of shares	729,604	1,280	4,187,685	297,684	167,756

Cost of shares	$9,185	$15	$43,972	$3,124	$2,137

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Legg Mason Value Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Service Class	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Growth Portfolio - Service 1 Class

Assets
Investments in mutual funds at fair value	$37,806	$731	$532	$2,302	$3,437

Total assets	37,806	731	532	2,302	3,437

Liabilities
Payable to related parties	1	—	—	—	—

Total liabilities	1	—	—	—	—

Net assets	$37,805	$731	$532	$2,302	$3,437

Net assets
Accumulation units	$35,378	$731	$532	$2,302	$3,437
Contracts in payout (annuitization) period	2,427	—	—	—	—

Total net assets	$37,805	$731	$532	$2,302	$3,437

Total number of shares	3,556,507	68,934	43,549	192,776	296,767

Cost of shares	$34,973	$704	$525	$2,247	$3,365

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$3,932	$210	$8,410	$1,700	$145,087

Total assets	3,932	210	8,410	1,700	145,087

Liabilities
Payable to related parties	—	—	—	—	5

Total liabilities	—	—	—	—	5

Net assets	$3,932	$210	$8,410	$1,700	$145,082

Net assets
Accumulation units	$3,932	$210	$8,410	$1,700	$145,082
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$3,932	$210	$8,410	$1,700	$145,082

Total number of shares	345,830	13,317	680,442	147,030	7,945,612

Cost of shares	$3,854	$206	$7,707	$1,590	$143,272

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Oppenheimer Main Street Portfolio® - Service Class	ING PIMCO High Yield Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$2,374	$469	$1,589	$27	$2,987

Total assets	2,374	469	1,589	27	2,987

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$2,374	$469	$1,589	$27	$2,987

Net assets
Accumulation units	$2,374	$469	$1,552	$27	$2,987
Contracts in payout (annuitization) period	—	—	37	—	—

Total net assets	$2,374	$469	$1,589	$27	$2,987

Total number of shares	130,235	41,851	91,088	1,526	292,574

Cost of shares	$2,382	$474	$1,542	$26	$3,008

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Pioneer Fund Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$27,256	$878	$4,775	$7,663	$1,341

Total assets	27,256	878	4,775	7,663	1,341

Liabilities
Payable to related parties	1	—	—	—	—

Total liabilities	1	—	—	—	—

Net assets	$27,255	$878	$4,775	$7,663	$1,341

Net assets
Accumulation units	$23,054	$878	$4,775	$7,663	$1,341
Contracts in payout (annuitization) period	4,201	—	—	—	—

Total net assets	$27,255	$878	$4,775	$7,663	$1,341

Total number of shares	2,468,840	34,941	346,487	764,767	49,524

Cost of shares	$26,472	$856	$4,649	$7,405	$1,314

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING American Century Large Company Value Portfolio -Service Class	ING American Century Select Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$130	$69,125	$1,511	$3,883	$982

Total assets	130	69,125	1,511	3,883	982

Liabilities
Payable to related parties	—	2	—	—	—

Total liabilities	—	2	—	—	—

Net assets	$130	$69,123	$1,511	$3,883	$982

Net assets
Accumulation units	$130	$64,532	$1,511	$3,883	$982
Contracts in payout (annuitization) period	—	4,591	—	—	—

Total net assets	$130	$69,123	$1,511	$3,883	$982

Total number of shares	9,137	7,322,568	128,706	241,758	52,554

Cost of shares	$122	$63,363	$1,532	$3,635	$902

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Fundamental Research Portfolio - Service Class	ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING MFS Capital Opportunities Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$19	$379	$43,807	$2,101	$30,603

Total assets	19	379	43,807	2,101	30,603

Liabilities
Payable to related parties	—	—	1	—	1

Total liabilities	—	—	1	—	1

Net assets	$19	$379	$43,806	$2,101	$30,602

Net assets
Accumulation units	$19	$379	$41,213	$2,101	$27,467
Contracts in payout (annuitization) period	—	—	2,593	—	3,135

Total net assets	$19	$379	$43,806	$2,101	$30,602

Total number of shares	2,037	33,129	3,261,892	150,308	1,116,898

Cost of shares	$18	$342	$36,231	$2,119	$24,070

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING OpCap Balanced Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$1,444	$193,569	$75,519	$5,693	$48,359

Total assets	1,444	193,569	75,519	5,693	48,359

Liabilities
Payable to related parties	—	7	3	—	2

Total liabilities	—	7	3	—	2

Net assets	$1,444	$193,562	$75,516	$5,693	$48,357

Net assets
Accumulation units	$1,444	$188,287	$72,739	$5,693	$46,514

Contracts in payout (annuitization) period	—	5,275	2,777	—	1,843

Total net assets	$1,444	$193,562	$75,516	$5,693	$48,357

Total number of shares	105,092	13,660,462	7,551,905	523,734	1,086,228

Cost of shares	$1,339	$165,949	$75,855	$5,684	$36,516

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class	ING Solution Income Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$68	$125	$3	$3	$138

Total assets	68	125	3	3	138

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$68	$125	$3	$3	$138

Net assets
Accumulation units	$68	$125	$3	$3	$138
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$68	$125	$3	$3	$138

Total number of shares	6,303	11,347	290	272	13,235

Cost of shares	$66	$125	$3	$3	$135

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$90,833	$64,312	$40,269	$3,224	$146,300

Total assets	90,833	64,312	40,269	3,224	146,300

Liabilities
Payable to related parties	3	2	1	—	5

Total liabilities	3	2	1	—	5

Net assets	$90,830	$64,310	$40,268	$3,224	$146,295

Net assets
Accumulation units	$90,830	$57,826	$40,268	$3,224	$146,295
Contracts in payout (annuitization) period	—	6,484	—	—	—

Total net assets	$90,830	$64,310	$40,268	$3,224	$146,295

Total number of shares	10,500,978	1,222,205	4,330,002	265,133	4,053,757

Cost of shares	$78,880	$52,631	$34,499	$3,156	$134,683

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I

Assets
Investments in mutual funds at fair value	$2	$21,320	$14,816	$16,484	$383,794

Total assets	2	21,320	14,816	16,484	383,794

Liabilities
Payable to related parties	—	1	1	1	12

Total liabilities	—	1	1	1	12

Net assets	$2	$21,319	$14,815	$16,483	$383,782

Net assets
Accumulation units	$2	$16,533	$11,664	$13,365	$295,273
Contracts in payout (annuitization) period	—	4,786	3,151	3,118	88,509

Total net assets	$2	$21,319	$14,815	$16,483	$383,782

Total number of shares	48	1,485,692	957,118	1,242,211	18,531,828

Cost of shares	$2	$19,101	$12,556	$15,083	$367,693

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 4	ING GET U.S. Core Portfolio - Series 5

Assets
Investments in mutual funds at fair value	$19,332	$14,472	$41,140	$5,868	$3,957

Total assets	19,332	14,472	41,140	5,868	3,957

Liabilities
Payable to related parties	1	1	2	—	—

Total liabilities	1	1	2	—	—

Net assets	$19,331	$14,471	$41,138	$5,868	$3,957

Net assets
Accumulation units	$19,331	$14,471	$41,138	$5,868	$3,957
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$19,331	$14,471	$41,138	$5,868	$3,957

Total number of shares	1,915,914	1,445,733	4,118,153	563,113	374,722

Cost of shares	$19,167	$14,458	$41,166	$5,640	$3,760

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio- Series 7	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10

Assets
Investments in mutual funds at fair value	$68,987	$43,224	$32,289	$23,303	$21,699

Total assets	68,987	43,224	32,289	23,303	21,699

Liabilities
Payable to related parties	3	2	2	1	1

Total liabilities	3	2	2	1	1

Net assets	$68,984	$43,222	$32,287	$23,302	$21,698

Net assets
Accumulation units	$68,984	$43,222	$32,287	$23,302	$21,698
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$68,984	$43,222	$32,287	$23,302	$21,698

Total number of shares	6,665,414	4,225,250	3,156,277	2,316,368	2,165,598

Cost of shares	$66,670	$42,275	$31,580	$23,172	$21,675

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 11	ING VP Global Science and Technology Portfolio - Class I	ING VP Growth Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I

Assets
Investments in mutual funds at fair value	$24,280	$10,507	$23,712	$161,319	$18,302

Total assets	24,280	10,507	23,712	161,319	18,302

Liabilities
Payable to related parties	1	—	1	5	—

Total liabilities	1	—	1	5	—

Net assets	$24,279	$10,507	$23,711	$161,314	$18,302

Net assets
Accumulation units	$24,279	$10,507	$21,035	$120,580	$18,302
Contracts in payout (annuitization) period	—	—	2,676	40,734	—

Total net assets	$24,279	$10,507	$23,711	$161,314	$18,302

Total number of shares	2,422,016	2,460,591	2,284,346	10,461,698	979,238

Cost of shares	$24,238	$9,293	$19,679	$134,106	$14,341

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Index Plus SmallCap Portfolio - Class I	ING VP International Equity Portfolio - Class I	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP Value Opportunity Portfolio - Class S

Assets
Investments in mutual funds at fair value	$9,917	$17,087	$72,339	$12,906	$1,436

Total assets	9,917	17,087	72,339	12,906	1,436

Liabilities
Payable to related parties	—	1	2	—	—

Total liabilities	—	1	2	—	—

Net assets	$9,917	$17,086	$72,337	$12,906	$1,436

Net assets
Accumulation units	$9,917	$14,654	$65,263	$12,906	$1,436
Contracts in payout (annuitization) period	—	2,432	7,074	—	—

Total net assets	$9,917	$17,086	$72,337	$12,906	$1,436

Total number of shares	594,521	1,690,099	3,341,297	931,808	104,316

Cost of shares	$8,240	$13,576	$55,904	$11,469	$1,443

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Financial Services Portfolio - Class I	ING VP International Value Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class S	ING VP Real Estate Portfolio - Class I

Assets
Investments in mutual funds at fair value	$126	$3,967	$379	$10,674	$2,360

Total assets	126	3,967	379	10,674	2,360

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$126	$3,967	$379	$10,674	$2,360

Net assets
Accumulation units	$126	$3,967	$379	$10,674	$2,360
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$126	$3,967	$379	$10,674	$2,360

Total number of shares	10,868	311,643	50,124	1,426,982	157,762

Cost of shares	$121	$3,685	$315	$8,674	$2,183

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class S	ING VP Balanced Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I
Assets
Investments in mutual funds at fair value	$88	$6,065	$174,471	$130,587	$214,224

Total assets	88	6,065	174,471	130,587	214,224

Liabilities
Payable to related parties	—	—	6	4	7

Total liabilities	—	—	6	4	7

Net assets	$88	$6,065	$174,465	$130,583	$214,217

Net assets
Accumulation units	$88	$6,065	$132,879	$118,853	$210,480
Contracts in payout (annuitization) period	—	—	41,586	11,730	3,737

Total net assets	$88	$6,065	$174,465	$130,583	$214,217

Total number of shares	4,982	345,175	12,791,112	10,068,355	16,265,553

Cost of shares	$79	$5,198	$155,235	$135,631	$210,077

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Natural Resources Trust	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares

Assets
Investments in mutual funds at fair value	$4,803	$19	$11	$7	$6

Total assets	4,803	19	11	7	6

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$4,803	$19	$11	$7	$6

Net assets
Accumulation units	$4,803	$19	$11	$7	$6
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$4,803	$19	$11	$7	$6

Total number of shares	200,952	743	979	349	211

Cost of shares	$3,880	$19	$11	$7	$6

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	MFS® Strategic Income Series	Oppenheimer Aggressive Growth Fund/VA

Assets
Investments in mutual funds at fair value	$6	$7,859	$5,924	$2,057	$32,592

Total assets	6	7,859	5,924	2,057	32,592

Liabilities
Payable to related parties	—	—	—	—	1

Total liabilities	—	—	—	—	1

Net assets	$6	$7,859	$5,924	$2,057	$32,591

Net assets
Accumulation units	$6	$7,859	$5,924	$2,057	$30,070
Contracts in payout (annuitization) period	—	—	—	—	2,521

Total net assets	$6	$7,859	$5,924	$2,057	$32,591

Total number of shares	213	300,432	280,872	193,310	659,898

Cost of shares	$6	$7,754	$5,729	$2,065	$24,097

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Oppenheimer Global Securities Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Strategic Bond Fund/VA	PIMCO Real Return Portfolio - Admin Class

Assets
Investments in mutual funds at fair value	$72	$58,464	$41	$1	$1,526

Total assets	72	58,464	41	1	1,526

Liabilities
Payable to related parties	—	2	—	—	—

Total liabilities	—	2	—	—	—

Net assets	$72	$58,462	$41	$1	$1,526

Net assets
Accumulation units	$72	$50,787	$41	$1	$1,526
Contracts in payout (annuitization) period	—	7,675	—	—	—

Total net assets	$72	$58,462	$41	$1	$1,526

Total number of shares	2,145	2,683,079	2,364	159	120,286

Cost of shares	$72	$49,422	$39	$1	$1,551

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Pioneer Equity Income VCT Portfolio - Class I	Pioneer Fund VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I	Wanger Select

Assets
Investments in mutual funds at fair value	$4,265	$81	$133	$4,234	$554

Total assets	4,265	81	133	4,234	554

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$4,265	$81	$133	$4,234	$554

Net assets
Accumulation units	$4,265	$81	$133	$4,234	$554
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$4,265	$81	$133	$4,234	$554

Total number of shares	200,705	3,771	12,266	169,357	24,445

Cost of shares	$4,124	$78	$137	$4,000	$514

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

Wanger U.S. Smaller Companies

Assets
Investments in mutual funds at fair value	$552

Total assets	552

Liabilities
Payable to related parties	—

Total liabilities	—

Net assets	$552

Net assets
Accumulation units	$552
Contracts in payout (annuitization) period	—

Total net assets	$552

Total number of shares	15,805

Cost of shares	$535

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Core Equity Fund – Series I Shares	AIM V.I. Government Securities Fund – Series I Shares	AIM V.I. Growth Fund - Series I Shares	AIM V.I. Premier Equity Fund - Series I Shares

Net investment income (loss)
Income:
Dividends	$—	$13	$415	$—	$5

Total investment income	—	13	415	—	5
Expenses:
Mortality and expense risk and other charges	130	277	175	142	304

Total expenses	130	277	175	142	304

Net investment income (loss)	(130)	(264)	240	(142)	(299)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,939	4,004	(66)	1,461	200
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	1,939	4,004	(66)	1,461	200
Net unrealized appreciation (depreciation) of investments	(1,468)	(3,448)	(121)	(1,098)	298

Net increase (decrease) in net assets resulting from operations	$341	$292	$53	$221	$199

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Alger American Balanced Portfolio - Class O	Alger American Income & Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O	AllianceBernstein VPSF Growth and Income Portfolio Class A	AllianceBernstein VPSF Large Cap Growth Portfolio - Class A

Net investment income (loss)
Income:
Dividends	$29	$53	$—	$688	$—

Total investment income	29	53	—	688	—
Expenses:
Mortality and expense risk and other charges	17	50	48	435	66

Total expenses	17	50	48	435	66

Net investment income (loss)	12	3	(48)	253	(66)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	175	32	430	5,065	998
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	175	32	430	5,065	998
Net unrealized appreciation (depreciation) of investments	(123)	(60)	(131)	(5,284)	(654)

Net increase (decrease) in net assets resulting from operations	$64	$(25)	$251	$34	$278

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AllianceBernstein VPSF Small Cap Growth A	American Century VP Balanced Fund	American Century VP International Fund	Calvert Social Balanced Portfolio	Federated American Leaders Fund II

Net investment income (loss)
Income:
Dividends	$—	$19	$13	$39	$590

Total investment income	—	19	13	39	590
Expenses:
Mortality and expense risk and other charges	44	14	16	27	503

Total expenses	44	14	16	27	503

Net investment income (loss)	(44)	5	(3)	12	87

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	636	35	21	39	354
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	636	35	21	39	354
Net unrealized appreciation (depreciation) of investments	(678)	(9)	104	43	600

Net increase (decrease) in net assets resulting from operations	$(86)	$31	$122	$94	$1,041

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Federated Capital Income Fund II	Federated Equity Income Fund II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated International Equity Fund II

Net investment income (loss)
Income:
Dividends	$247	$179	$240	$890	$—

Total investment income	247	179	240	890	—
Expenses:
Mortality and expense risk and other charges	61	108	77	138	68

Total expenses	61	108	77	138	68

Net investment income (loss)	186	71	163	752	(68)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(783)	(223)	12	273	(2,291)
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(783)	(223)	12	273	(2,291)
Net unrealized appreciation (depreciation) of investments	789	259	(145)	(942)	2,639

Net increase (decrease) in net assets resulting from operations	$192	$107	$30	$83	$280

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Federated Mid Cap Growth Strategies Fund II	Federated Prime Money Fund II	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity- Income Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$70	$291	$734	$3,440

Total investment income	—	70	291	734	3,440
Expenses:
Mortality and expense risk and other charges	131	38	139	3,168	2,536

Total expenses	131	38	139	3,168	2,536

Net investment income (loss)	(131)	32	152	(2,434)	904

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(1,600)	—	164	6,090	3,234
Capital gains distributions	—	—	4	46	7,560

Total realized gain (loss) on investments and capital gains distributions	(1,600)	—	168	6,136	10,794
Net unrealized appreciation (depreciation) of investments	2,668	—	(107)	34,607	(3,347)

Net increase (decrease) in net assets resulting from operations	$937	$32	$213	$38,309	$8,351

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$513	$6,417	$1,192	$71	$95

Total investment income	513	6,417	1,192	71	95
Expenses:
Mortality and expense risk and other charges	1,205	545	863	26	166

Total expenses	1,205	545	863	26	166

Net investment income (loss)	(692)	5,872	329	45	(71)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(492)	1,573	1,251	1	999
Capital gains distributions	—	—	—	43	74

Total realized gain (loss) on investments and capital gains distributions	(492)	1,573	1,251	44	1,073
Net unrealized appreciation (depreciation) of investments	4,763	(7,010)	216	(74)	1,281

Net increase (decrease) in net assets resulting from operations	$3,579	$435	$1,796	$15	$2,283

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Franklin Small Cap Value Securities Fund - Class 2	ING GET Fund - Series H	ING GET Fund - Series I	ING GET Fund - Series J	ING GET Fund - Series K

Net investment income (loss)
Income:
Dividends	$27	$4,112	$3,385	$3,090	$3,661

Total investment income	27	4,112	3,385	3,090	3,661
Expenses:
Mortality and expense risk and other charges	37	278	436	522	906

Total expenses	37	278	436	522	906

Net investment income (loss)	(10)	3,834	2,949	2,568	2,755

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	219	(6,654)	(4,377)	(3,698)	(3,418)
Capital gains distributions	22	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	241	(6,654)	(4,377)	(3,698)	(3,418)
Net unrealized appreciation (depreciation) of investments	18	2,790	1,427	1,227	805

Net increase (decrease) in net assets resulting from operations	$249	$(30)	$(1)	$97	$142

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series L	ING GET Fund - Series M	ING GET Fund – Series N	ING GET Fund - Series P	ING GET Fund - Series Q

Net investment income (loss)
Income:
Dividends	$1,735	$3,163	$2,125	$1,577	$1,371

Total investment income	1,735	3,163	2,125	1,577	1,371
Expenses:
Mortality and expense risk and other charges	901	1,346	1,098	834	689

Total expenses	901	1,346	1,098	834	689

Net investment income (loss)	834	1,817	1,027	743	682

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(252)	(302)	(389)	(112)	140
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(252)	(302)	(389)	(112)	140
Net unrealized appreciation (depreciation) of investments	(424)	(1,385)	(650)	(968)	(990)

Net increase (decrease) in net assets resulting from operations	$158	$130	$(12)	$(337)	$(168)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series R	ING GET Fund - Series S	ING GET Fund - Series T	ING GET Fund - Series U	ING GET Fund - Series V

Net investment income (loss)
Income:
Dividends	$1,013	$853	$686	$557	$966

Total investment income	1,013	853	686	557	966
Expenses:
Mortality and expense risk and other charges	583	664	519	503	1,002

Total expenses	583	664	519	503	1,002

Net investment income (loss)	430	189	167	54	(36)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	212	105	73	(4)	(158)
Capital gains distributions	753	969	860	1,336	—

Total realized gain (loss) on investments and capital gains distributions	965	1,074	933	1,332	(158)
Net unrealized appreciation (depreciation) of investments	(1,525)	(1,331)	(1,242)	(1,570)	(445)

Net increase (decrease) in net assets resulting from operations	$(130)	$(68)	$(142)	$(184)	$(639)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio – Service Class	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING Evergreen Health Sciences Portfolio - Class S

Net investment income (loss)
Income:
Dividends	$—	$—	$52	$97	$—

Total investment income	—	—	52	97	—
Expenses:
Mortality and expense risk and other charges	—	147	174	224	1

Total expenses	—	147	174	224	1

Net investment income (loss)	—	(147)	(122)	(127)	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1	32	10	231	2
Capital gains distributions	—	3	11	35	17

Total realized gain (loss) on investments and capital gains distributions	1	35	21	266	19
Net unrealized appreciation (depreciation) of investments	(4)	2,206	1,081	3,874	1

Net increase (decrease) in net assets resulting from operations	$(3)	$2,094	$980	$4,013	$19

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$5	$—	$44	$—	$—

Total investment income	5	—	44	—	—
Expenses:
Mortality and expense risk and other charges	64	1	91	1	5

Total expenses	64	1	91	1	5

Net investment income (loss)	(59)	(1)	(47)	(1)	(5)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	16	2	18	—	48
Capital gains distributions	—	2	56	—	—

Total realized gain (loss) on investments and capital gains distributions	16	4	74	—	48
Net unrealized appreciation (depreciation) of investments	487	22	607	26	207

Net increase (decrease) in net assets resulting from operations	$444	$25	$634	$25	$250

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING JPMorgan Small Cap Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Equity Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$1

Total investment income	—	—	—	—	1
Expenses:
Mortality and expense risk and other charges	45	—	176	13	9

Total expenses	45	—	176	13	9

Net investment income (loss)	(45)	—	(176)	(13)	(8)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(23)	—	38	—	35
Capital gains distributions	410	—	—	—	158

Total realized gain (loss) on investments and capital gains distributions	387	—	38	—	193
Net unrealized appreciation (depreciation) of investments	(14)	1	1,087	73	40

Net increase (decrease) in net assets resulting from operations	$328	$1	$949	$60	$225

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Legg Mason Value Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Service Class	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Growth Portfolio - Service 1 Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality and expense risk and other charges	160	1	1	6	6

Total expenses	160	1	1	6	6

Net investment income (loss)	(160)	(1)	(1)	(6)	(6)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	77	—	4	4	2
Capital gains distributions	9	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	86	—	4	4	2
Net unrealized appreciation (depreciation) of investments	2,809	27	7	55	72

Net increase (decrease) in net assets resulting from operations	$2,735	$26	$10	$53	$68

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$—	$—	$9	$—	$138

Total investment income	—	—	9	—	138
Expenses:
Mortality and expense risk and other charges	10	1	26	6	545

Total expenses	10	1	26	6	545

Net investment income (loss)	(10)	(1)	(17)	(6)	(407)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3	(3)	25	—	(227)
Capital gains distributions	—	—	104	—	198

Total realized gain (loss) on investments and capital gains distributions	3	(3)	129	—	(29)
Net unrealized appreciation (depreciation) of investments	78	4	703	110	1,815

Net increase (decrease) in net assets resulting from operations	$71	$—	$815	$104	$1,379

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Oppenheimer Main Street Portfolio® - Service Class	ING PIMCO High Yield Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$57	$3	$8	$—	$65

Total investment income	57	3	8	—	65
Expenses:
Mortality and expense risk and other charges	23	1	9	—	11

Total expenses	23	1	9	—	11

Net investment income (loss)	34	2	(1)	—	54

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	27	18	17	—	(3)
Capital gains distributions	89	9	—	—	—

Total realized gain (loss) on investments and capital gains distributions	116	27	17	—	(3)
Net unrealized appreciation (depreciation) of investments	(101)	(5)	47	1	(21)

Net increase (decrease) in net assets resulting from operations	$49	$24	$63	$1	$30

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Pioneer Fund Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$122	$—	$56	$2	$—

Total investment income	122	—	56	2	—
Expenses:
Mortality and expense risk and other charges	96	1	38	31	2

Total expenses	96	1	38	31	2

Net investment income (loss)	26	(1)	18	(29)	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	9	1	179	9	1
Capital gains distributions	6	—	114	—	—

Total realized gain (loss) on investments and capital gains distributions	15	1	293	9	1
Net unrealized appreciation (depreciation) of investments	784	22	(133)	258	27

Net increase (decrease) in net assets resulting from operations	$825	$22	$178	$238	$26

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING American Century Large Company Value Portfolio - Service Class	ING American Century Select Portfolio - Initial Class	ING American Century Select Portfolio - Service Class	ING American Century Small Cap Value Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$3	$—	$—	$3	$—

Total investment income	3	—	—	3	—
Expenses:
Mortality and expense risk and other charges	3	611	1	12	36

Total expenses	3	611	1	12	36

Net investment income (loss)	—	(611)	(1)	(9)	(36)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	8	513	12	78	435
Capital gains distributions	—	—	—	163	—

Total realized gain (loss) on investments and capital gains distributions	8	513	12	241	435
Net unrealized appreciation (depreciation) of investments	(13)	5,762	(42)	(130)	(155)

Net increase (decrease) in net assets resulting from operations	$(5)	$5,664	$(31)	$102	$244

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Davis Venture Value Portfolio - Service Class	ING Fundamental Research Portfolio - Service Class	ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$1	$1	$330	$6

Total investment income	—	1	1	330	6
Expenses:
Mortality and expense risk and other charges	10	1	3	515	16

Total expenses	10	1	3	515	16

Net investment income (loss)	(10)	—	(2)	(185)	(10)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	56	6	4	2,934	219
Capital gains distributions	—	—	—	—	146

Total realized gain (loss) on investments and capital gains distributions	56	6	4	2934	365
Net unrealized appreciation (depreciation) of investments	(32)	(4)	3	945	(253)

Net increase (decrease) in net assets resulting from operations	$14	$2	$5	$3,694	$102

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING MFS Capital Opportunities Portfolio - Initial Class	ING OpCap Balanced Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$270	$7	$1,591	$—	$1,715

Total investment income	270	7	1,591	—	1,715
Expenses:
Mortality and expense risk and other charges	415	18	1,559	—	660

Total expenses	415	18	1,559	—	660

Net investment income (loss)	(145)	(11)	32	—	1,055

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,230	100	2,114	(12)	70
Capital gains distributions	—	—	3,309	—	—

Total realized gain (loss) on investments and capital gains distributions	1,230	100	5,423	(12)	70
Net unrealized appreciation (depreciation) of investments	(1,171)	(75)	27,620	—	(336)

Net increase (decrease) in net assets resulting from operations	$(86)	$14	$33,075	$(12)	$789

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$74	$—	$—	$—	$—

Total investment income	74	—	—	—	—
Expenses:
Mortality and expense risk and other charges	42	625	—	—	—

Total expenses	42	625	—	—	—

Net investment income (loss)	32	(625)	—	—	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	6	780	—	—	—
Capital gains distributions	56	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	62	780	—	—	—
Net unrealized appreciation (depreciation) of investments	(41)	4,222	2	—	—

Net increase (decrease) in net assets resulting from operations	$53	$4,377	$2	$—	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Solution 2045 Portfolio - Service Class	ING Solution Income Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio – Initial Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$337

Total investment income	—	—	—	—	337
Expenses:
Mortality and expense risk and other charges	—	—	719	2	870

Total expenses	—	—	719	2	870

Net investment income (loss)	—	—	(719)	(2)	(533)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	647	1	1,806
Capital gains distributions	—	—	1,537	—	—

Total realized gain (loss) on investments and capital gains distributions	—	—	2,184	1	1,806
Net unrealized appreciation (depreciation) of investments	—	3	11,953	(37)	1,604

Net increase (decrease) in net assets resulting from operations	$—	$3	$13,418	$(38)	$2,877

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$368	$21	$125	$—	$331

Total investment income	368	21	125	—	331
Expenses:
Mortality and expense risk and other charges	528	33	1,201	—	279

Total expenses	528	33	1,201	—	279

Net investment income (loss)	(160)	(12)	(1,076)	—	52

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	698	216	742	8	443
Capital gains distributions	—	151	126	—	—

Total realized gain (loss) on investments and capital gains distributions	698	367	868	8	443
Net unrealized appreciation (depreciation) of investments	2,535	(284)	11,617	(11)	232

Net increase (decrease) in net assets resulting from operations	$3,073	$71	$11,409	$(3)	$727

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio – Series 2

Net investment income (loss)
Income:
Dividends	$185	$344	$4,009	$505	$450

Total investment income	185	344	4,009	505	450
Expenses:
Mortality and expense risk and other charges	188	231	4,318	399	315

Total expenses	188	231	4,318	399	315

Net investment income (loss)	(3)	113	(309)	106	135

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	489	260	(28,515)	137	112
Capital gains distributions	—	—	—	817	367

Total realized gain (loss) on investments and capital gains distributions	489	260	(28,515)	954	479
Net unrealized appreciation (depreciation) of investments	218	40	54,414	(1,161)	(810)

Net increase (decrease) in net assets resulting from operations	$704	$413	$25,590	$(101)	$(196)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 4	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7

Net investment income (loss)
Income:
Dividends	$943	$122	$41	$297	$28

Total investment income	943	122	41	297	28
Expenses:
Mortality and expense risk and other charges	880	134	71	1,333	797

Total expenses	880	134	71	1,333	797

Net investment income (loss)	63	(12)	(30)	(1,036)	(769)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(11)	90	23	295	(19)
Capital gains distributions	61	38	69	7	—

Total realized gain (loss) on investments and capital gains distributions	50	128	92	302	(19)
Net unrealized appreciation (depreciation) of investments	(720)	(170)	(32)	1,282	904

Net increase (decrease) in net assets resulting from operations	$(607)	$(54)	$30	$548	$116

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10	ING GET U.S. Core Portfolio - Series 11	ING VP Global Science and Technology Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality and expense risk and other charges	452	215	93	17	107

Total expenses	452	215	93	17	107

Net investment income (loss)	(452)	(215)	(93)	(17)	(107)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	91	(2)	9	1	(281)
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	91	(2)	9	1	(281)
Net unrealized appreciation (depreciation) of investments	709	131	24	42	1,179

Net increase (decrease) in net assets resulting from operations	$348	$(86)	$(60)	$26	$791

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Growth Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio – Class I	ING VP Index Plus SmallCap Portfolio - Class I	ING VP International Equity Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$175	$2,126	$80	$29	$140

Total investment income	175	2,126	80	29	140
Expenses:
Mortality and expense risk and other charges	286	2,075	147	78	180

Total expenses	286	2,075	147	78	180

Net investment income (loss)	(111)	51	(67)	(49)	(40)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	168	2,990	1,099	576	784
Capital gains distributions	—	—	1,232	478	—

Total realized gain (loss) on investments and capital gains distributions	168	2,990	2,331	1,054	784
Net unrealized appreciation (depreciation) of investments	1,670	3,442	(578)	(410)	1,432

Net increase (decrease) in net assets resulting from operations	$1,727	$6,483	$1,686	$595	$2,176

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP Value Opportunity Portfolio - Class S	ING VP Financial Services Portfolio - Class I	ING VP International Value Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$110	$274	$—	$1	$97

Total investment income	110	274	—	1	97
Expenses:
Mortality and expense risk and other charges	905	177	1	—	33

Total expenses	905	177	1	—	33

Net investment income (loss)	(795)	97	(1)	1	64

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	7,453	17	—	—	242
Capital gains distributions	982	—	—	2	244

Total realized gain (loss) on investments and capital gains distributions	8,435	17	—	2	486
Net unrealized appreciation (depreciation) of investments	(1,912)	613	(7)	5	(207)

Net increase (decrease) in net assets resulting from operations	$5,728	$727	$(8)	$8	$343

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP MagnaCap Portfolio - Class I	ING VP MagnaCap Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class S	ING VP Real Estate Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$2	$16	$—	$—	$54

Total investment income	2	16	—	—	54
Expenses:
Mortality and expense risk and other charges	1	18	3	141	16

Total expenses	1	18	3	141	16

Net investment income (loss)	1	(2)	(3)	(141)	38

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	9	149	9	566	149
Capital gains distributions	14	136	—	—	—

Total realized gain (loss) on investments and capital gains distributions	23	285	9	566	149
Net unrealized appreciation (depreciation) of investments	(14)	(204)	24	479	79

Net increase (decrease) in net assets resulting from operations	$10	$79	$30	$904	$266

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class S	ING VP Balanced Portfolio - Class I	ING VP Emerging Markets Fund	ING VP Intermediate Bond Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$—	$4,240	$6	$4,961

Total investment income	—	—	4,240	6	4,961
Expenses:
Mortality and expense risk and other charges	2	72	2,158	10	1,592

Total expenses	2	72	2,158	10	1,592

Net investment income (loss)	(2)	(72)	2,082	(4)	3,369

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(19)	267	279	430	424
Capital gains distributions	—	—	—	—	685

Total realized gain (loss) on investments and capital gains distributions	(19)	267	279	430	1,109
Net unrealized appreciation (depreciation) of investments	(30)	207	2,840	(212)	(1,961)

Net increase (decrease) in net assets resulting from operations	$(51)	$402	$5,201	$214	$2,517

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Money Market Portfolio - Class I	ING VP Natural Resources Trust	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares

Net investment income (loss)
Income:
Dividends	$2,199	$1	$—	$—	$—

Total investment income	2,199	1	—	—	—
Expenses:
Mortality and expense risk and other charges	2,482	31	586	60	312

Total expenses	2,482	31	586	60	312

Net investment income (loss)	(283)	(30)	(586)	(60)	(312)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	360	359	6,871	(293)	(1,108)
Capital gains distributions	—	117	—	—	—

Total realized gain (loss) on investments and capital gains distributions	360	476	6,871	(293)	(1,108)
Net unrealized appreciation (depreciation) of investments	3,405	549	(10,977)	321	(3,903)

Net increase (decrease) in net assets resulting from operations	$3,482	$995	$(4,692)	$(32)	$(5,323)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	MFS® Strategic Income Series

Net investment income (loss)
Income:
Dividends	$—	$—	$77	$25	$160

Total investment income	—	—	77	25	160
Expenses:
Mortality and expense risk and other charges	343	579	67	49	32

Total expenses	343	579	67	49	32

Net investment income (loss)	(343)	(579)	10	(24)	128

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	22,115	657	221	446	28
Capital gains distributions	—	—	470	346	8

Total realized gain (loss) on investments and capital gains distributions	22,115	657	691	792	36
Net unrealized appreciation (depreciation) of investments	(28,486)	(6,234)	(462)	(358)	(155)

Net increase (decrease) in net assets resulting from operations	$(6,714)	$(6,156)	$239	$410	$9

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	MFS® Total Return Series - Initial Class	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Global Securities Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA

Net investment income (loss)
Income:
Dividends	$2,998	$—	$464	$875	$—

Total investment income	2,998	—	464	875	—
Expenses:
Mortality and expense risk and other charges	1,355	416	160	824	—

Total expenses	1,355	416	160	824	—

Net investment income (loss)	1,643	(416)	304	51	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	8,552	1,071	6,276	1,102	—
Capital gains distributions	5,877	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	14,429	1,071	6,276	1,102	—
Net unrealized appreciation (depreciation) of investments	(15,158)	2,640	(9,265)	1,441	2

Net increase (decrease) in net assets resulting from operations	$914	$3,295	$(2,685)	$2,594	$2

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Oppenheimer Strategic Bond Fund/VA	PIMCO Real Return Portfolio - Admin Class	Pioneer Equity Income VCT Portfolio - Class I	Pioneer Fund VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Net investment income (loss)
Income:
Dividends	$2,741	$35	$78	$1	$11

Total investment income	2,741	35	78	1	11
Expenses:
Mortality and expense risk and other charges	245	9	28	—	2

Total expenses	245	9	28	—	2

Net investment income (loss)	2,496	26	50	1	9

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2,471	(2)	81	2	(9)
Capital gains distributions	—	17	—	—	5

Total realized gain (loss) on investments and capital gains distributions	2,471	15	81	2	(4)
Net unrealized appreciation (depreciation) of investments	(5,602)	(22)	3	1	(6)

Net increase (decrease) in net assets resulting from operations	$(635)	$19	$134	$4	$(1)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Pioneer Mid Cap Value VCT Portfolio - Class I	Jennison Portfolio - Class II	SP William Blair International Growth Portfolio - Class II	UBS U.S. Allocation Portfolio - Class I	Wanger Select

Net investment income (loss)
Income:
Dividends	$12	$—	$14	$111	$—

Total investment income	12	—	14	111	—
Expenses:
Mortality and expense risk and other charges	33	14	57	80	2

Total expenses	33	14	57	80	2

Net investment income (loss)	(21)	(14)	(43)	31	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	209	258	892	1,004	1
Capital gains distributions	241	—	295	—	18

Total realized gain (loss) on investments and capital gains distributions	450	258	1,187	1,004	19
Net unrealized appreciation (depreciation) of investments	(164)	(159)	(823)	(869)	29

Net increase (decrease) in net assets resulting from operations	$265	$85	$321	$166	$46

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

Wanger U.S. Smaller Companies

Net investment income (loss)
Income:
Dividends	$—

Total investment income	—
Expenses:
Mortality and expense risk and other charges	2

Total expenses	2

Net investment income (loss)	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	32
Capital gains distributions	—

Total realized gain (loss) on investments and capital gains distributions	32
Net unrealized appreciation (depreciation) of investments	4

Net increase (decrease) in net assets resulting from operations	$34

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Core Equity Fund – Series I Shares	AIM V.I. Government Securities Fund – Series I Shares	AIM V.I. Growth Fund - Series I Shares

Net assets at January 1, 2004	$17,500	$34,908	$15,026	$18,067

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(205)	(115)	371	(221)
Net realized gain (loss) on investments and capital gains distributions	(18)	424	(58)	(115)
Net unrealized appreciation (depreciation) of investments	946	1,983	(147)	1,403

Net increase (decrease) in net assets from operations	723	2,292	166	1,067
Changes from principal transactions:
Total unit transactions	(3,051)	(5,370)	(636)	(2,175)

Increase (decrease) in assets derived from principal transactions	(3,051)	(5,370)	(636)	(2,175)

Total increase (decrease)	(2,328)	(3,078)	(470)	(1,108)

Net assets at December 31, 2004	15,172	31,830	14,556	16,959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	(264)	240	(142)
Net realized gain (loss) on investments and capital gains distributions	1,939	4,004	(66)	1,461
Net unrealized appreciation (depreciation) of investments	(1,468)	(3,448)	(121)	(1,098)

Net increase (decrease) in net assets from operations	341	292	53	221
Changes from principal transactions:
Total unit transactions	(15,065)	(31,229)	(1,932)	(16,747)

Increase (decrease) in assets derived from principal transactions	(15,065)	(31,229)	(1,932)	(16,747)

Total increase (decrease)	(14,724)	(30,937)	(1,879)	(16,526)

Net assets at December 31, 2005	$448	$893	$12,677	$433

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Premier Equity Fund - Series I Shares	Alger American Balanced Portfolio - Class O	Alger American Income & Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O

Net assets at January 1, 2004	$42,830	$2,367	$6,470	$6,443

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(321)	2	(49)	(79)
Net realized gain (loss) on investments and capital gains distributions	(740)	1	(120)	(103)
Net unrealized appreciation (depreciation) of investments	2,521	40	477	484

Net increase (decrease) in net assets from operations	1,460	43	308	302
Changes from principal transactions:
Total unit transactions	(7,939)	(484)	(1,528)	(1,641)

Increase (decrease) in assets derived from principal transactions	(7,939)	(484)	(1,528)	(1,641)

Total increase (decrease)	(6,479)	(441)	(1,220)	(1,339)

Net assets at December 31, 2004	36,351	1,926	5,250	5,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(299)	12	3	(48)
Net realized gain (loss) on investments and capital gains distributions	200	175	32	430
Net unrealized appreciation (depreciation) of investments	298	(123)	(60)	(131)

Net increase (decrease) in net assets from operations	199	64	(25)	251
Changes from principal transactions:
Total unit transactions	(36,028)	(1,990)	(5,225)	(5,355)

Increase (decrease) in assets derived from principal transactions	(36,028)	(1,990)	(5,225)	(5,355)

Total increase (decrease)	(35,829)	(1,926)	(5,250)	(5,104)

Net assets at December 31, 2005	$522	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AllianceBernstein VPSF Growth and Income Portfolio Class A	AllianceBernstein VPSF Large Cap Growth Portfolio - Class A	AllianceBernstein VPSF Small Cap Growth A	American Century VP Balanced Fund

Net assets at January 1, 2004	$34,971	$7,314	$3,918	$1,420

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(157)	(95)	(58)	4
Net realized gain (loss) on investments and capital gains distributions	(43)	(118)	442	39
Net unrealized appreciation (depreciation) of investments	4,351	714	77	55

Net increase (decrease) in net assets from operations	4,151	501	461	98
Changes from principal transactions:
Total unit transactions	8,974	(273)	762	(422)

Increase (decrease) in assets derived from principal transactions	8,974	(273)	762	(422)

Total increase (decrease)	13,125	228	1,223	(324)

Net assets at December 31, 2004	48,096	7,542	5,141	1,096

Increase (decrease) in net assets
Operations:
Net investment income (loss)	253	(66)	(44)	5
Net realized gain (loss) on investments and capital gains distributions	5,065	998	636	35
Net unrealized appreciation (depreciation) of investments	(5,284)	(654)	(678)	(9)

Net increase (decrease) in net assets from operations	34	278	(86)	31
Changes from principal transactions: Total unit transactions	(48,130)	(7,820)	(5,055)	(240)

Increase (decrease) in assets derived from principal transactions	(48,130)	(7,820)	(5,055)	(240)

Total increase (decrease)	(48,096)	(7,542)	(5,141)	(209)

Net assets at December 31, 2005	$—	$—	$—	$887

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	American Century VP International Fund	Calvert Social Balanced Portfolio	Federated American Leaders Fund II	Federated Capital Income Fund II

Net assets at January 1, 2004	$1,346	$2,228	$51,717	$6,460

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	10	38	187
Net realized gain (loss) on investments and capital gains distributions	6	14	(902)	(1,281)
Net unrealized appreciation (depreciation) of investments	152	121	4,253	1,520

Net increase (decrease) in net assets from operations	147	145	3,389	426
Changes from principal transactions:
Total unit transactions	(297)	(144)	(12,914)	(1,716)

Increase (decrease) in assets derived from principal transactions	(297)	(144)	(12,914)	(1,716)

Total increase (decrease)	(150)	1	(9,525)	(1,290)

Net assets at December 31, 2004	1,196	2,229	42,192	5,170

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	12	87	186
Net realized gain (loss) on investments and capital gains distributions	21	39	354	(783)
Net unrealized appreciation (depreciation) of investments	104	43	600	789

Net increase (decrease) in net assets from operations	122	94	1,041	192
Changes from principal transactions:
Total unit transactions	(150)	(133)	(14,262)	(1,995)

Increase (decrease) in assets derived from principal transactions	(150)	(133)	(14,262)	(1,995)

Total increase (decrease)	(28)	(39)	(13,221)	(1,803)

Net assets at December 31, 2005	$1,168	$2,190	$28,971	$3,367

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Federated Equity Income Fund II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated International Equity Fund II

Net assets at January 1, 2004	$11,005	$9,833	$15,774	$6,565

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	294	890	(86)
Net realized gain (loss) on investments and capital gains distributions	(211)	157	(586)	(791)
Net unrealized appreciation (depreciation) of investments	1,125	(285)	797	1,543

Net increase (decrease) in net assets from operations	980	166	1,101	666
Changes from principal transactions:
Total unit transactions	(2,892)	(3,555)	(5,030)	(1,366)

Increase (decrease) in assets derived from principal transactions	(2,892)	(3,555)	(5,030)	(1,366)

Total increase (decrease)	(1,912)	(3,389)	(3,929)	(700)

Net assets at December 31, 2004	9,093	6,444	11,845	5,865

Increase (decrease) in net assets
Operations:
Net investment income (loss)	71	163	752	(68)
Net realized gain (loss) on investments and capital gains distributions	(223)	12	273	(2,291)
Net unrealized appreciation (depreciation) of investments	259	(145)	(942)	2,639

Net increase (decrease) in net assets from operations	107	30	83	280
Changes from principal transactions:
Total unit transactions	(2,492)	(2,350)	(4,491)	(1,827)

Increase (decrease) in assets derived from principal transactions	(2,492)	(2,350)	(4,491)	(1,827)

Total increase (decrease)	(2,385)	(2,320)	(4,408)	(1,547)

Net assets at December 31, 2005	$6,708	$4,124	$7,437	$4,318

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Federated Mid Cap Growth Strategies Fund II	Federated Prime Money Fund II	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class

Net assets at January 1, 2004	$11,813	$4,930	$12,034	$188,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(153)	(25)	158	(1,898)
Net realized gain (loss) on investments and capital gains distributions	(425)	—	66	1,634
Net unrealized appreciation (depreciation) of investments	1,905	—	221	28,725

Net increase (decrease) in net assets from operations	1,327	(25)	445	28,461
Changes from principal transactions:
Total unit transactions	(2,667)	(1,579)	(892)	26,883

Increase (decrease) in assets derived from principal transactions	(2,667)	(1,579)	(892)	26,883

Total increase (decrease)	(1,340)	(1,604)	(447)	55,344

Net assets at December 31, 2004	10,473	3,326	11,587	243,399

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(131)	32	152	(2,434)
Net realized gain (loss) on investments and capital gains distributions	(1,600)	—	168	6,136
Net unrealized appreciation (depreciation) of investments	2,668	—	(107)	34,607

Net increase (decrease) in net assets from operations	937	32	213	38,309
Changes from principal transactions:
Total unit transactions	(2,892)	(858)	(2,682)	4,488

Increase (decrease) in assets derived from principal transactions	(2,892)	(858)	(2,682)	4,488

Total increase (decrease)	(1,955)	(826)	(2,469)	42,797

Net assets at December 31, 2005	$8,518	$2,500	$9,118	$286,196

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class

Net assets at January 1, 2004	$192,149	$125,864	$56,970	$74,266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	519	(1,184)	3,938	(14)
Net realized gain (loss) on investments and capital gains distributions	1,446	(1,400)	3,046	52
Net unrealized appreciation (depreciation) of investments	17,751	4,239	(3,248)	5,896

Net increase (decrease) in net assets from operations	19,716	1,655	3,736	5,934
Changes from principal transactions:
Total unit transactions	6,594	(17,721)	(12,742)	(9,902)

Increase (decrease) in assets derived from principal transactions	6,594	(17,721)	(12,742)	(9,902)

Total increase (decrease)	26,310	(16,066)	(9,006)	(3,968)

Net assets at December 31, 2004	218,459	109,798	47,964	70,298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	904	(692)	5,872	329
Net realized gain (loss) on investments and capital gains distributions	10,794	(492)	1,573	1,251
Net unrealized appreciation (depreciation) of investments	(3,347)	4,763	(7,010)	216

Net increase (decrease) in net assets from operations	8,351	3,579	435	1,796
Changes from principal transactions:
Total unit transactions	(35,010)	(23,336)	(8,618)	(15,649)

Increase (decrease) in assets derived from principal transactions	(35,010)	(23,336)	(8,618)	(15,649)

Total increase (decrease)	(26,659)	(19,757)	(8,183)	(13,853)

Net assets at December 31, 2005	$191,800	$90,041	$39,781	$56,445

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Small Cap Value Securities Fund - Class 2	ING GET Fund - Series H

Net assets at January 1, 2004	$2,244	$13,904	$662	$105,009

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	—	(13)	2,769
Net realized gain (loss) on investments and capital gains distributions	81	620	247	(389)
Net unrealized appreciation (depreciation) of investments	(81)	885	194	(2,504)

Net increase (decrease) in net assets from operations	62	1,505	428	(124)
Changes from principal transactions:
Total unit transactions	(348)	260	3,294	(19,363)

Increase (decrease) in assets derived from principal transactions	(348)	260	3,294	(19,363)

Total increase (decrease)	(286)	1,765	3,722	(19,487)

Net assets at December 31, 2004	1,958	15,669	4,384	85,522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	(71)	(10)	3,834
Net realized gain (loss) on investments and capital gains distributions	44	1,073	241	(6,654)
Net unrealized appreciation (depreciation) of investments	(74)	1,281	18	2,790

Net increase (decrease) in net assets from operations	15	2,283	249	(30)
Changes from principal transactions:
Total unit transactions	(214)	(2,893)	(172)	(85,492)

Increase (decrease) in assets derived from principal transactions	(214)	(2,893)	(172)	(85,492)

Total increase (decrease)	(199)	(610)	77	(85,522)

Net assets at December 31, 2005	$1,759	$15,059	$4,461	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET Fund - Series I	ING GET Fund - Series J	ING GET Fund - Series K	ING GET Fund - Series L

Net assets at January 1, 2004	$74,750	$60,090	$70,505	$66,868

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,640	1,438	1,049	1,226
Net realized gain (loss) on investments and capital gains distributions	(160)	(104)	18	277
Net unrealized appreciation (depreciation) of investments	(1,883)	(1,698)	(1,900)	(2,269)

Net increase (decrease) in net assets from operations	(403)	(364)	(833)	(766)
Changes from principal transactions:
Total unit transactions	(13,672)	(12,593)	(14,251)	(14,193)

Increase (decrease) in assets derived from principal transactions	(13,672)	(12,593)	(14,251)	(14,193)

Total increase (decrease)	(14,075)	(12,957)	(15,084)	(14,959)

Net assets at December 31, 2004	60,675	47,133	55,421	51,909

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,949	2,568	2,755	834
Net realized gain (loss) on investments and capital gains distributions	(4,377)	(3,698)	(3,418)	(252)
Net unrealized appreciation (depreciation) of investments	1,427	1,227	805	(424)

Net increase (decrease) in net assets from operations	(1)	97	142	158
Changes from principal transactions:
Total unit transactions	(60,674)	(47,230)	(55,563)	(12,006)

Increase (decrease) in assets derived from principal transactions	(60,674)	(47,230)	(55,563)	(12,006)

Total increase (decrease)	(60,675)	(47,133)	(55,421)	(11,848)

Net assets at December 31, 2005	$—	$—	$—	$40,061

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET Fund - Series M	ING GET Fund - Series N	ING GET Fund - Series P	ING GET Fund - Series Q

Net assets at January 1, 2004	$94,718	$76,785	$58,003	$44,336

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,038	1,020	872	653
Net realized gain (loss) on investments and capital gains distributions	406	(57)	261	361
Net unrealized appreciation (depreciation) of investments	(3,412)	(1,190)	(1,415)	(1,058)

Net increase (decrease) in net assets from operations	(968)	(227)	(282)	(44)
Changes from principal transactions:
Total unit transactions	(16,935)	(13,248)	(9,832)	(6,420)

Increase (decrease) in assets derived from principal transactions	(16,935)	(13,248)	(9,832)	(6,420)

Total increase (decrease)	(17,903)	(13,475)	(10,114)	(6,464)

Net assets at December 31, 2004	76,815	63,310	47,889	37,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,817	1,027	743	682
Net realized gain (loss) on investments and capital gains distributions	(302)	(389)	(112)	140
Net unrealized appreciation (depreciation) of investments	(1,385)	(650)	(968)	(990)

Net increase (decrease) in net assets from operations	130	(12)	(337)	(168)
Changes from principal transactions:
Total unit transactions	(16,275)	(13,579)	(11,709)	(5,756)

Increase (decrease) in assets derived from principal transactions	(16,275)	(13,579)	(11,709)	(5,756)

Total increase (decrease)	(16,145)	(13,591)	(12,046)	(5,924)

Net assets at December 31, 2005	$60,670	$49,719	$35,843	$31,948

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET Fund - Series R	ING GET Fund - Series S	ING GET Fund - Series T	ING GET Fund - Series U

Net assets at January 1, 2004	$38,175	$44,140	$32,020	$30,078

Increase (decrease) in net assets
Operations:
Net investment income (loss)	451	290	244	(14)
Net realized gain (loss) on investments and capital gains distributions	323	1,072	748	1,404
Net unrealized appreciation (depreciation) of investments	(525)	(1,093)	(824)	(1,012)

Net increase (decrease) in net assets from operations	249	269	168	378
Changes from principal transactions:
Total unit transactions	(5,072)	(7,975)	(3,927)	(3,183)

Increase (decrease) in assets derived from principal transactions	(5,072)	(7,975)	(3,927)	(3,183)

Total increase (decrease)	(4,823)	(7,706)	(3,759)	(2,805)

Net assets at December 31, 2004	33,352	36,434	28,261	27,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	430	189	167	54
Net realized gain (loss) on investments and capital gains distributions	965	1,074	933	1,332
Net unrealized appreciation (depreciation) of investments	(1,525)	(1,331)	(1,242)	(1,570)

Net increase (decrease) in net assets from operations	(130)	(68)	(142)	(184)
Changes from principal transactions:
Total unit transactions	(7,643)	(4,990)	(4,057)	(3,581)

Increase (decrease) in assets derived from principal transactions	(7,643)	(4,990)	(4,057)	(3,581)

Total increase (decrease)	(7,773)	(5,058)	(4,199)	(3,765)

Net assets at December 31, 2005	$25,579	$31,376	$24,062	$23,508

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET Fund - Series V	ING AllianceBernstein Mid Cap Growth Portfolio – Service Class	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio

Net assets at January 1, 2004	$74,677	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(607)	—	(1)	—
Net realized gain (loss) on investments and capital gains distributions	(96)	—	—	—
Net unrealized appreciation (depreciation) of investments	971	—	48	27

Net increase (decrease) in net assets from operations	268	—	47	27
Changes from principal transactions:
Total unit transactions	(19,464)	—	1,727	2,320

Increase (decrease) in assets derived from principal transactions	(19,464)	—	1,727	2,320

Total increase (decrease)	(19,196)	—	1,774	2,347

Net assets at December 31, 2004	55,481	—	1,774	2,347

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	—	(147)	(122)
Net realized gain (loss) on investments and capital gains distributions	(158)	1	35	21
Net unrealized appreciation (depreciation) of investments	(445)	(4)	2,206	1,081

Net increase (decrease) in net assets from operations	(639)	(3)	2,094	980
Changes from principal transactions:
Total unit transactions	(10,791)	204	16,567	18,823

Increase (decrease) in assets derived from principal transactions	(10,791)	204	16,567	18,823

Total increase (decrease)	(11,430)	201	18,661	19,803

Net assets at December 31, 2005	$44,051	$201	$20,435	$22,150

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING American Funds International Portfolio	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	164	—	—	—

Net increase (decrease) in net assets from operations	162	—	—	—
Changes from principal transactions:
Total unit transactions	8,912	—	—	—

Increase (decrease) in assets derived from principal transactions	8,912	—	—	—

Total increase (decrease)	9,074	—	—	—

Net assets at December 31, 2004	9,074	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(127)	(1)	(59)	(1)
Net realized gain (loss) on investments and capital gains distributions	266	19	16	4
Net unrealized appreciation (depreciation) of investments	3,874	1	487	22

Net increase (decrease) in net assets from operations	4,013	19	444	25
Changes from principal transactions:
Total unit transactions	14,662	486	17,010	331

Increase (decrease) in assets derived from principal transactions	14,662	486	17,010	331

Total increase (decrease)	18,675	505	17,454	356

Net assets at December 31, 2005	$27,749	$505	$17,454	$356

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Institutional Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Total unit transactions	—	—	—	—

Increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	(1)	(5)	(45)
Net realized gain (loss) on investments and capital gains distributions	74	—	48	387
Net unrealized appreciation (depreciation) of investments	607	26	207	(14)

Net increase (decrease) in net assets from operations	634	25	250	328
Changes from principal transactions:
Total unit transactions	24,440	1,185	2,370	8,843

Increase (decrease) in assets derived from principal transactions	24,440	1,185	2,370	8,843

Total increase (decrease)	25,074	1,210	2,620	9,171

Net assets at December 31, 2005	$25,074	$1,210	$2,620	$9,171

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Small Cap Equity Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	3
Net unrealized appreciation (depreciation) of investments	—	—	—	14

Net increase (decrease) in net assets from operations	—	—	—	17
Changes from principal transactions:
Total unit transactions	—	—	—	225

Increase (decrease) in assets derived from principal transactions	—	—	—	225

Total increase (decrease)	—	—	—	242

Net assets at December 31, 2004	—	—	—	242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(176)	(13)	(8)
Net realized gain (loss) on investments and capital gains distributions	—	38	—	193
Net unrealized appreciation (depreciation) of investments	1	1,087	73	40

Net increase (decrease) in net assets from operations	1	949	60	225
Changes from principal transactions:
Total unit transactions	15	44,108	3,137	1,724

Increase (decrease) in assets derived from principal transactions	15	44,108	3,137	1,724

Total increase (decrease)	16	45,057	3,197	1,949

Net assets at December 31, 2005	$16	$45,057	$3,197	$2,191

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Legg Mason Value Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Service Class	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	24	—	—	—

Net increase (decrease) in net assets from operations	26	—	—	—
Changes from principal transactions:
Total unit transactions	856	—	—	—

Increase (decrease) in assets derived from principal transactions	856	—	—	—

Total increase (decrease)	882	—	—	—

Net assets at December 31, 2004	882	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(160)	(1)	(1)	(6)
Net realized gain (loss) on investments and capital gains distributions	86	—	4	4
Net unrealized appreciation (depreciation) of investments	2,809	27	7	55

Net increase (decrease) in net assets from operations	2,735	26	10	53
Changes from principal transactions:
Total unit transactions	34,188	705	522	2,249

Increase (decrease) in assets derived from principal transactions	34,188	705	522	2,249

Total increase (decrease)	36,923	731	532	2,302

Net assets at December 31, 2005	$37,805	$731	$532	$2,302

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING LifeStyle Moderate Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Total unit transactions	—	—	—	—

Increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(10)	(1)	(17)
Net realized gain (loss) on investments and capital gains distributions	2	3	(3)	129
Net unrealized appreciation (depreciation) of investments	72	78	4	703

Net increase (decrease) in net assets from operations	68	71	—	815
Changes from principal transactions:
Total unit transactions	3,369	3,861	210	7,595

Increase (decrease) in assets derived from principal transactions	3,369	3,861	210	7,595

Total increase (decrease)	3,437	3,932	210	8,410

Net assets at December 31, 2005	$3,437	$3,932	$210	$8,410

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Mercury Large Cap Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$401	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	22	—
Net realized gain (loss) on investments and capital gains distributions	—	—	19	—
Net unrealized appreciation (depreciation) of investments	—	—	81	—

Net increase (decrease) in net assets from operations	—	—	122	—
Changes from principal transactions:
Total unit transactions	—	—	1,399	—

Increase (decrease) in assets derived from principal transactions	—	—	1,399	—

Total increase (decrease)	—	—	1,521	—

Net assets at December 31, 2004	—	—	1,922	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(407)	34	2
Net realized gain (loss) on investments and capital gains distributions	—	(29)	116	27
Net unrealized appreciation (depreciation) of investments	110	1,815	(101)	(5)

Net increase (decrease) in net assets from operations	104	1,379	49	24
Changes from principal transactions:
Total unit transactions	1,596	143,703	403	445

Increase (decrease) in assets derived from principal transactions	1,596	143,703	403	445

Total increase (decrease)	1,700	145,082	452	469

Net assets at December 31, 2005	$1,700	$145,082	$2,374	$469

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Oppenheimer Main Street Portfolio® - Service Class	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Fund Portfolio - Institutional Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Total unit transactions	—	—	—	—

Increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	54	26
Net realized gain (loss) on investments and capital gains distributions	17	—	(3)	15
Net unrealized appreciation (depreciation) of investments	47	1	(21)	784

Net increase (decrease) in net assets from operations	63	1	30	825
Changes from principal transactions:
Total unit transactions	1,526	26	2,957	26,430

Increase (decrease) in assets derived from principal transactions	1,526	26	2,957	26,430

Total increase (decrease)	1,589	27	2,987	27,255

Net assets at December 31, 2005	$1,589	$27	$2,987	$27,255

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class

Net assets at January 1, 2004	$—	$704	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	6	—	—
Net realized gain (loss) on investments and capital gains distributions	—	43	—	—
Net unrealized appreciation (depreciation) of investments	—	180	—	—

Net increase (decrease) in net assets from operations	—	229	—	—
Changes from principal transactions:
Total unit transactions	—	1,402	—	—

Increase (decrease) in assets derived from principal transactions	—	1,402	—	—

Total increase (decrease)	—	1,631	—	—

Net assets at December 31, 2004	—	2,335	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	18	(29)	(2)
Net realized gain (loss) on investments and capital gains distributions	1	293	9	1
Net unrealized appreciation (depreciation) of investments	22	(133)	258	27

Net increase (decrease) in net assets from operations	22	178	238	26
Changes from principal transactions:
Total unit transactions	856	2,262	7,425	1,315

Increase (decrease) in assets derived from principal transactions	856	2,262	7,425	1,315

Total increase (decrease)	878	2,440	7,663	1,341

Net assets at December 31, 2005	$878	$4,775	$7,663	$1,341

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING American Century Large Company Value Portfolio - Service Class	ING American Century Select Portfolio – Initial Class	ING American Century Select Portfolio - Service Class	ING American Century Small Cap Value Portfolio - Service Class

Net assets at January 1, 2004	$179	$—	$380	$561

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(4)	(7)
Net realized gain (loss) on investments and capital gains distributions	22	—	4	127
Net unrealized appreciation (depreciation) of investments	3	—	9	28

Net increase (decrease) in net assets from operations	24	—	9	148
Changes from principal transactions:
Total unit transactions	184	—	99	325

Increase (decrease) in assets derived from principal transactions	184	—	99	325

Total increase (decrease)	208	—	108	473

Net assets at December 31, 2004	387	—	488	1,034

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(611)	(1)	(9)
Net realized gain (loss) on investments and capital gains distributions	8	513	12	241
Net unrealized appreciation (depreciation) of investments	(13)	5,762	(42)	(130)

Net increase (decrease) in net assets from operations	(5)	5,664	(31)	102
Changes from principal transactions:
Total unit transactions	(252)	63,459	(457)	375

Increase (decrease) in assets derived from principal transactions	(252)	63,459	(457)	375

Total increase (decrease)	(257)	69,123	(488)	477

Net assets at December 31, 2005	$130	$69,123	$—	$1,511

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class	ING Fundamental Research Portfolio - Service Class	ING Goldman Sachs® Capital Growth Portfolio - Service Class

Net assets at January 1, 2004	$1,381	$1,215	$6	$25

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(13)	(1)	(1)
Net realized gain (loss) on investments and capital gains distributions	263	80	—	1
Net unrealized appreciation (depreciation) of investments	244	27	5	31

Net increase (decrease) in net assets from operations	489	94	4	31
Changes from principal transactions:
Total unit transactions	1,071	174	69	259

Increase (decrease) in assets derived from principal transactions	1,071	174	69	259

Total increase (decrease)	1,560	268	73	290

Net assets at December 31, 2004	2,941	1,483	79	315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	(10)	—	(2)
Net realized gain (loss) on investments and capital gains distributions	435	56	6	4
Net unrealized appreciation (depreciation) of investments	(155)	(32)	(4)	3

Net increase (decrease) in net assets from operations	244	14	2	5
Changes from principal transactions:
Total unit transactions	698	(515)	(62)	59

Increase (decrease) in assets derived from principal transactions	698	(515)	(62)	59

Total increase (decrease)	942	(501)	(60)	64

Net assets at December 31, 2005	$3,883	$982	$19	$379

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Fleming International Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING MFS Capital Opportunities Portfolio - Initial Class	ING OpCap Balanced Value Portfolio - Service Class

Net assets at January 1, 2004	$34,019	$678	$39,287	$1,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	(7)	(298)	—
Net realized gain (loss) on investments and capital gains distributions	3,477	101	(497)	56
Net unrealized appreciation (depreciation) of investments	3,386	158	4,806	100

Net increase (decrease) in net assets from operations	6,847	252	4,011	156
Changes from principal transactions:
Total unit transactions	3,164	1,285	(5,074)	720

Increase (decrease) in assets derived from principal transactions	3,164	1,285	(5,074)	720

Total increase (decrease)	10,011	1,537	(1,063)	876

Net assets at December 31, 2004	44,030	2,215	38,224	2,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(185)	(10)	(145)	(11)
Net realized gain (loss) on investments and capital gains distributions	2,934	365	1,230	100
Net unrealized appreciation (depreciation) of investments	945	(253)	(1,171)	(75)

Net increase (decrease) in net assets from operations	3,694	102	(86)	14
Changes from principal transactions:
Total unit transactions	(3,918)	(216)	(7,536)	(696)

Increase (decrease) in assets derived from principal transactions	(3,918)	(216)	(7,536)	(696)

Total increase (decrease)	(224)	(114)	(7,622)	(682)

Net assets at December 31, 2005	$43,806	$2,101	$30,602	$1,444

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Service Class

Net assets at January 1, 2004	$—	$5	$—	$2,613

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(29)
Net realized gain (loss) on investments and capital gains distributions	—	4	—	43
Net unrealized appreciation (depreciation) of investments	—	—	—	89

Net increase (decrease) in net assets from operations	—	4	—	103
Changes from principal transactions:
Total unit transactions	—	13	—	1,169

Increase (decrease) in assets derived from principal transactions	—	13	—	1,169

Total increase (decrease)	—	17	—	1,272

Net assets at December 31, 2004	—	22	—	3,885

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32	—	1,055	32
Net realized gain (loss) on investments and capital gains distributions	5,423	(12)	70	62
Net unrealized appreciation (depreciation) of investments	27,620	—	(336)	(41)

Net increase (decrease) in net assets from operations	33,075	(12)	789	53
Changes from principal transactions:
Total unit transactions	160,487	(10)	74,727	1,755

Increase (decrease) in assets derived from principal transactions	160,487	(10)	74,727	1,755

Total increase (decrease)	193,562	(22)	75,516	1,808

Net assets at December 31, 2005	$193,562	$—	$75,516	$5,693

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class

Net assets at January 1, 2004	$58,639	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(725)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	(84)	—	—	—
Net unrealized appreciation (depreciation) of investments	4,983	—	—	—

Net increase (decrease) in net assets from operations	4,174	—	—	—
Changes from principal transactions:
Total unit transactions	(9,558)	—	—	—

Increase (decrease) in assets derived from principal transactions	(9,558)	—	—	—

Total increase (decrease)	(5,384)	—	—	—

Net assets at December 31, 2004	53,255	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(625)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	780	—	—	—
Net unrealized appreciation (depreciation) of investments	4,222	2	—	—

Net increase (decrease) in net assets from operations	4,377	2	—	—
Changes from principal transactions:
Total unit transactions	(9,275)	66	125	3

Increase (decrease) in assets derived from principal transactions	(9,275)	66	125	3

Total increase (decrease)	(4,898)	68	125	3

Net assets at December 31, 2005	$48,357	$68	$125	$3

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Solution 2045 Portfolio - Service Class	ING Solution Income Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$1,017

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(8)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	61
Net unrealized appreciation (depreciation) of investments	—	—	—	(11)

Net increase (decrease) in net assets from operations	—	—	—	42
Changes from principal transactions:
Total unit transactions	—	—	—	(447)

Increase (decrease) in assets derived from principal transactions	—	—	—	(447)

Total increase (decrease)	—	—	—	(405)

Net assets at December 31, 2004	—	—	—	612

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(719)	(2)
Net realized gain (loss) on investments and capital gains distributions	—	—	2,184	1
Net unrealized appreciation (depreciation) of investments	—	3	11,953	(37)

Net increase (decrease) in net assets from operations	—	3	13,418	(38)
Changes from principal transactions:
Total unit transactions	3	135	77,412	(574)

Increase (decrease) in assets derived from principal transactions	3	135	77,412	(574)

Total increase (decrease)	3	138	90,830	(612)

Net assets at December 31, 2005	$3	$138	$90,830	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class

Net assets at January 1, 2004	$74,887	$42,940	$899	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(836)	(214)	(15)	—
Net realized gain (loss) on investments and capital gains distributions	541	(196)	71	—
Net unrealized appreciation (depreciation) of investments	6,147	5,688	260	—

Net increase (decrease) in net assets from operations	5,852	5,278	316	—
Changes from principal transactions:
Total unit transactions	(6,818)	(4,540)	2,511	—

Increase (decrease) in assets derived from principal transactions	(6,818)	(4,540)	2,511	—

Total increase (decrease)	(966)	738	2,827	—

Net assets at December 31, 2004	73,921	43,678	3,726	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(533)	(160)	(12)	(1,076)
Net realized gain (loss) on investments and capital gains distributions	1,806	698	367	868
Net unrealized appreciation (depreciation) of investments	1,604	2,535	(284)	11,617

Net increase (decrease) in net assets from operations	2,877	3,073	71	11,409
Changes from principal transactions:
Total unit transactions	(12,488)	(6,483)	(573)	134,886

Increase (decrease) in assets derived from principal transactions	(12,488)	(6,483)	(573)	134,886

Total increase (decrease)	(9,611)	(3,410)	(502)	146,295

Net assets at December 31, 2005	$64,310	$40,268	$3,224	$146,295

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I

Net assets at January 1, 2004	$53	$16,937	$14,808	$19,422

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(7)	(26)	102
Net realized gain (loss) on investments and capital gains distributions	2	112	98	51
Net unrealized appreciation (depreciation) of investments	8	1,528	1,429	1,020

Net increase (decrease) in net assets from operations	9	1,633	1,501	1,173
Changes from principal transactions:
Total unit transactions	75	2,252	(678)	(1,865)

Increase (decrease) in assets derived from principal transactions	75	2,252	(678)	(1,865)

Total increase (decrease)	84	3,885	823	(692)

Net assets at December 31, 2004	137	20,822	15,631	18,730

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	52	(3)	113
Net realized gain (loss) on investments and capital gains distributions	8	443	489	260
Net unrealized appreciation (depreciation) of investments	(11)	232	218	40

Net increase (decrease) in net assets from operations	(3)	727	704	413
Changes from principal transactions:
Total unit transactions	(132)	(230)	(1,520)	(2,660)

Increase (decrease) in assets derived from principal transactions	(132)	(230)	(1,520)	(2,660)

Total increase (decrease)	(135)	497	(816)	(2,247)

Net assets at December 31, 2005	$2	$21,319	$14,815	$16,483

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Growth and Income Portfolio - Class I	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2	ING GET U.S. Core Portfolio - Series 3

Net assets at January 1, 2004	$455,361	$25,945	$24,501	$1,965

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,409	(298)	(397)	(906)
Net realized gain (loss) on investments and capital gains distributions	(37,452)	199	138	(108)
Net unrealized appreciation (depreciation) of investments	60,752	465	642	694

Net increase (decrease) in net assets from operations	28,709	366	383	(320)
Changes from principal transactions:
Total unit transactions	(60,713)	(3,269)	(5,081)	52,969

Increase (decrease) in assets derived from principal transactions	(60,713)	(3,269)	(5,081)	52,969

Total increase (decrease)	(32,004)	(2,903)	(4,698)	52,649

Net assets at December 31, 2004	423,357	23,042	19,803	54,614

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(309)	106	135	63
Net realized gain (loss) on investments and capital gains distributions	(28,515)	954	479	50
Net unrealized appreciation (depreciation) of investments	54,414	(1,161)	(810)	(720)

Net increase (decrease) in net assets from operations	25,590	(101)	(196)	(607)
Changes from principal transactions:
Total unit transactions	(65,165)	(3,610)	(5,136)	(12,869)

Increase (decrease) in assets derived from principal transactions	(65,165)	(3,610)	(5,136)	(12,869)

Total increase (decrease)	(39,575)	(3,711)	(5,332)	(13,476)

Net assets at December 31, 2005	$383,782	$19,331	$14,471	$41,138

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 4	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(91)	(33)	(360)	(35)
Net realized gain (loss) on investments and capital gains distributions	12	36	39	3
Net unrealized appreciation (depreciation) of investments	398	229	1,035	45

Net increase (decrease) in net assets from operations	319	232	714	13
Changes from principal transactions:
Total unit transactions	7,854	4,196	87,376	57,002

Increase (decrease) in assets derived from principal transactions	7,854	4,196	87,376	57,002

Total increase (decrease)	8,173	4,428	88,090	57,015

Net assets at December 31, 2004	8,173	4,428	88,090	57,015

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(30)	(1,036)	(769)
Net realized gain (loss) on investments and capital gains distributions	128	92	302	(19)
Net unrealized appreciation (depreciation) of investments	(170)	(32)	1,282	904

Net increase (decrease) in net assets from operations	(54)	30	548	116
Changes from principal transactions:
Total unit transactions	(2,251)	(501)	(19,654)	(13,909)

Increase (decrease) in assets derived from principal transactions	(2,251)	(501)	(19,654)	(13,909)

Total increase (decrease)	(2,305)	(471)	(19,106)	(13,793)

Net assets at December 31, 2005	$5,868	$3,957	$68,984	$43,222

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10	ING GET U.S. Core Portfolio - Series 11

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Total unit transactions	—	—	—	—

Increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(452)	(215)	(93)	(17)
Net realized gain (loss) on investments and capital gains distributions	91	(2)	9	1
Net unrealized appreciation (depreciation) of investments	709	131	24	42

Net increase (decrease) in net assets from operations	348	(86)	(60)	26
Changes from principal transactions:
Total unit transactions	31,939	23,388	21,758	24,253

Increase (decrease) in assets derived from principal transactions	31,939	23,388	21,758	24,253

Total increase (decrease)	32,287	23,302	21,698	24,279

Net assets at December 31, 2005	$32,287	$23,302	$21,698	$24,279

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Global Science and Technology Portfolio - Class I	ING VP Growth Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I

Net assets at January 1, 2004	$13,372	$32,091	$186,926	$15,032

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(134)	(300)	(383)	(70)
Net realized gain (loss) on investments and capital gains distributions	1,339	(336)	380	515
Net unrealized appreciation (depreciation) of investments	(1,927)	2,144	15,721	1,945

Net increase (decrease) in net assets from operations	(722)	1,508	15,718	2,390
Changes from principal transactions:
Total unit transactions	(2,277)	(5,518)	(20,282)	811

Increase (decrease) in assets derived from principal transactions	(2,277)	(5,518)	(20,282)	811

Total increase (decrease)	(2,999)	(4,010)	(4,564)	3,201

Net assets at December 31, 2004	10,373	28,081	182,362	18,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(107)	(111)	51	(67)
Net realized gain (loss) on investments and capital gains distributions	(281)	168	2,990	2,331
Net unrealized appreciation (depreciation) of investments	1,179	1,670	3,442	(578)

Net increase (decrease) in net assets from operations	791	1,727	6,483	1,686
Changes from principal transactions:
Total unit transactions	(657)	(6,097)	(27,531)	(1,617)

Increase (decrease) in assets derived from principal transactions	(657)	(6,097)	(27,531)	(1,617)

Total increase (decrease)	134	(4,370)	(21,048)	69

Net assets at December 31, 2005	$10,507	$23,711	$161,314	$18,302

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Index Plus SmallCap Portfolio - Class I	ING VP International Equity Portfolio - Class I	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I

Net assets at January 1, 2004	$6,712	$8,924	$80,458	$18,645

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	(5)	(756)	(62)
Net realized gain (loss) on investments and capital gains distributions	637	514	3,278	(370)
Net unrealized appreciation (depreciation) of investments	912	1,167	7,164	1,835

Net increase (decrease) in net assets from operations	1,499	1,676	9,686	1,403
Changes from principal transactions:
Total unit transactions	752	2,740	(7,274)	(3,763)

Increase (decrease) in assets derived from principal transactions	752	2,740	(7,274)	(3,763)

Total increase (decrease)	2,251	4,416	2,412	(2,360)

Net assets at December 31, 2004	8,963	13,340	82,870	16,285

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49)	(40)	(795)	97
Net realized gain (loss) on investments and capital gains distributions	1,054	784	8,435	17
Net unrealized appreciation (depreciation) of investments	(410)	1,432	(1,912)	613

Net increase (decrease) in net assets from operations	595	2,176	5,728	727
Changes from principal transactions:
Total unit transactions	359	1,570	(16,261)	(4,106)

Increase (decrease) in assets derived from principal transactions	359	1,570	(16,261)	(4,106)

Total increase (decrease)	954	3,746	(10,533)	(3,379)

Net assets at December 31, 2005	$9,917	$17,086	$72,337	$12,906

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Value Opportunity Portfolio - Class S	ING VP Financial Services Portfolio - Class I	ING VP International Value Portfolio - Class I	ING VP MagnaCap Portfolio - Class I

Net assets at January 1, 2004	$—	$—	$1,199	$42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	9	1
Net realized gain (loss) on investments and capital gains distributions	—	(3)	96	—
Net unrealized appreciation (depreciation) of investments	—	—	272	7

Net increase (decrease) in net assets from operations	—	(3)	377	8
Changes from principal transactions:
Total unit transactions	—	3	1,404	75

Increase (decrease) in assets derived from principal transactions	—	3	1,404	75

Total increase (decrease)	—	—	1,781	83

Net assets at December 31, 2004	—	—	2,980	125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	64	1
Net realized gain (loss) on investments and capital gains distributions	—	2	486	23
Net unrealized appreciation (depreciation) of investments	(7)	5	(207)	(14)

Net increase (decrease) in net assets from operations	(8)	8	343	10
Changes from principal transactions:
Total unit transactions	1,444	118	644	(135)

Increase (decrease) in assets derived from principal transactions	1,444	118	644	(135)

Total increase (decrease)	1,436	126	987	(125)

Net assets at December 31, 2005	$1,436	$126	$3,967	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP MagnaCap Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class S	ING VP Real Estate Portfolio - Class I

Net assets at January 1, 2004	$928	$905	$6,818	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(5)	(119)	11
Net realized gain (loss) on investments and capital gains distributions	13	150	348	13
Net unrealized appreciation (depreciation) of investments	98	(84)	564	98

Net increase (decrease) in net assets from operations	114	61	793	122
Changes from principal transactions:
Total unit transactions	593	(626)	3,173	1,071

Increase (decrease) in assets derived from principal transactions	593	(626)	3,173	1,071

Total increase (decrease)	707	(565)	3,966	1,193

Net assets at December 31, 2004	1,635	340	10,784	1,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(3)	(141)	38
Net realized gain (loss) on investments and capital gains distributions	285	9	566	149
Net unrealized appreciation (depreciation) of investments	(204)	24	479	79

Net increase (decrease) in net assets from operations	79	30	904	266
Changes from principal transactions:
Total unit transactions	(1,714)	9	(1,014)	901

Increase (decrease) in assets derived from principal transactions	(1,714)	9	(1,014)	901

Total increase (decrease)	(1,635)	39	(110)	1,167

Net assets at December 31, 2005	$—	$379	$10,674	$2,360

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class S	ING VP Balanced Portfolio - Class I	ING VP Emerging Markets Fund

Net assets at January 1, 2004	$1,392	$4,528	$172,818	$809

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(62)	1,466	(5)
Net realized gain (loss) on investments and capital gains distributions	22	411	(3,158)	29
Net unrealized appreciation (depreciation) of investments	50	33	15,759	109

Net increase (decrease) in net assets from operations	69	382	14,067	133
Changes from principal transactions:
Total unit transactions	(491)	432	2,674	(172)

Increase (decrease) in assets derived from principal transactions	(491)	432	2,674	(172)

Total increase (decrease)	(422)	814	16,741	(39)

Net assets at December 31, 2004	970	5,342	189,559	770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(72)	2,082	(4)
Net realized gain (loss) on investments and capital gains distributions	(19)	267	279	430
Net unrealized appreciation (depreciation) of investments	(30)	207	2,840	(212)

Net increase (decrease) in net assets from operations	(51)	402	5,201	214
Changes from principal transactions:
Total unit transactions	(831)	321	(20,295)	(984)

Increase (decrease) in assets derived from principal transactions	(831)	321	(20,295)	(984)

Total increase (decrease)	(882)	723	(15,094)	(770)

Net assets at December 31, 2005	$88	$6,065	$174,465	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I	ING VP Natural Resources Trust	Janus Aspen Series Balanced Portfolio - Institutional Shares

Net assets at January 1, 2004	$143,435	$173,894	$1,732	$186,531

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,531	(110)	(3)	1,497
Net realized gain (loss) on investments and capital gains distributions	7,411	(354)	53	764
Net unrealized appreciation (depreciation) of investments	(12,159)	154	122	8,691

Net increase (decrease) in net assets from operations	4,783	(310)	172	10,952
Changes from principal transactions:
Total unit transactions	(10,338)	19,197	(43)	(40,693)

Increase (decrease) in assets derived from principal transactions	(10,338)	19,197	(43)	(40,693)

Total increase (decrease)	(5,555)	18,887	129	(29,741)

Net assets at December 31, 2004	137,880	192,781	1,861	156,790

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,369	(283)	(30)	(586)
Net realized gain (loss) on investments and capital gains distributions	1,109	360	476	6,871
Net unrealized appreciation (depreciation) of investments	(1,961)	3,405	549	(10,977)

Net increase (decrease) in net assets from operations	2,517	3,482	995	(4,692)
Changes from principal transactions:
Total unit transactions	(9,814)	17,954	1,947	(152,079)

Increase (decrease) in assets derived from principal transactions	(9,814)	17,954	1,947	(152,079)

Total increase (decrease)	(7,297)	21,436	2,942	(156,771)

Net assets at December 31, 2005	$130,583	$214,217	$4,803	$19

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares

Net assets at January 1, 2004	$22,158	$105,326	$88,717	$190,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	746	(1,013)	(1,031)	(477)
Net realized gain (loss) on investments and capital gains distributions	558	(821)	2,091	(4,417)
Net unrealized appreciation (depreciation) of investments	(857)	3,988	14,067	9,492

Net increase (decrease) in net assets from operations	447	2,154	15,127	4,598
Changes from principal transactions:
Total unit transactions	(6,857)	(22,999)	(9,580)	(41,276)

Increase (decrease) in assets derived from principal transactions	(6,857)	(22,999)	(9,580)	(41,276)

Total increase (decrease)	(6,410)	(20,845)	5,547	(36,678)

Net assets at December 31, 2004	15,748	84,481	94,264	154,245

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(60)	(312)	(343)	(579)
Net realized gain (loss) on investments and capital gains distributions	(293)	(1,108)	22,115	657
Net unrealized appreciation (depreciation) of investments	321	(3,903)	(28,486)	(6,234)

Net increase (decrease) in net assets from operations	(32)	(5,323)	(6,714)	(6,156)
Changes from principal transactions:
Total unit transactions	(15,705)	(79,151)	(87,544)	(148,083)

Increase (decrease) in assets derived from principal transactions	(15,705)	(79,151)	(87,544)	(148,083)

Total increase (decrease)	(15,737)	(84,474)	(94,258)	(154,239)

Net assets at December 31, 2005	$11	$7	$6	$6

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	MFS® Strategic Income Series	MFS® Total Return Series - Initial Class

Net assets at January 1, 2004	$3,110	$1,217	$2,524	$110,405

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(8)	93	362
Net realized gain (loss) on investments and capital gains distributions	330	185	63	258
Net unrealized appreciation (depreciation) of investments	222	356	(10)	11,330

Net increase (decrease) in net assets from operations	558	533	146	11,950
Changes from principal transactions:
Total unit transactions	3,105	1,982	(167)	20,142

Increase (decrease) in assets derived from principal transactions	3,105	1,982	(167)	20,142

Total increase (decrease)	3,663	2,515	(21)	32,092

Net assets at December 31, 2004	6,773	3,732	2,503	142,497

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(24)	128	1,643
Net realized gain (loss) on investments and capital gains distributions	691	792	36	14,429
Net unrealized appreciation (depreciation) of investments	(462)	(358)	(155)	(15,158)

Net increase (decrease) in net assets from operations	239	410	9	914
Changes from principal transactions:
Total unit transactions	847	1,782	(455)	(143,411)

Increase (decrease) in assets derived from principal transactions	847	1,782	(455)	(143,411)

Total increase (decrease)	1,086	2,192	(446)	(142,497)

Net assets at December 31, 2005	$7,859	$5,924	$2,057	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Global Securities Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA

Net assets at January 1, 2004	$29,115	$29,539	$65,121	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(391)	(2)	(319)	—
Net realized gain (loss) on investments and capital gains distributions	134	771	79	—
Net unrealized appreciation (depreciation) of investments	5,377	5,617	5,227	—

Net increase (decrease) in net assets from operations	5,120	6,386	4,987	—
Changes from principal transactions:
Total unit transactions	(1,361)	7,795	(1,712)	—

Increase (decrease) in assets derived from principal transactions	(1,361)	7,795	(1,712)	—

Total increase (decrease)	3,759	14,181	3,275	—

Net assets at December 31, 2004	32,874	43,720	68,396	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(416)	304	51	—
Net realized gain (loss) on investments and capital gains distributions	1,071	6,276	1,102	—
Net unrealized appreciation (depreciation) of investments	2,640	(9,265)	1,441	2

Net increase (decrease) in net assets from operations	3,295	(2,685)	2,594	2
Changes from principal transactions:
Total unit transactions	(3,578)	(40,963)	(12,528)	39

Increase (decrease) in assets derived from principal transactions	(3,578)	(40,963)	(12,528)	39

Total increase (decrease)	(283)	(43,648)	(9,934)	41

Net assets at December 31, 2005	$32,591	$72	$58,462	$41

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Oppenheimer Strategic Bond Fund/VA	PIMCO Real Return Portfolio - Admin Class	Pioneer Equity Income VCT Portfolio - Class I	Pioneer Fund VCT Portfolio - Class I

Net assets at January 1, 2004	$42,500	$—	$253	$4

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,729	—	13	—
Net realized gain (loss) on investments and capital gains distributions	826	10	25	—
Net unrealized appreciation (depreciation) of investments	895	(3)	95	2

Net increase (decrease) in net assets from operations	3,450	7	133	2
Changes from principal transactions:
Total unit transactions	12,684	515	1,195	46

Increase (decrease) in assets derived from principal transactions	12,684	515	1,195	46

Total increase (decrease)	16,134	522	1,328	48

Net assets at December 31, 2004	58,634	522	1,581	52

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,496	26	50	1
Net realized gain (loss) on investments and capital gains distributions	2,471	15	81	2
Net unrealized appreciation (depreciation) of investments	(5,602)	(22)	3	1

Net increase (decrease) in net assets from operations	(635)	19	134	4
Changes from principal transactions:
Total unit transactions	(57,998)	985	2,550	25

Increase (decrease) in assets derived from principal transactions	(57,998)	985	2,550	25

Total increase (decrease)	(58,633)	1,004	2,684	29

Net assets at December 31, 2005	$1	$1,526	$4,265	$81

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I	Jennison Portfolio - Class II	SP William Blair International Growth Portfolio - Class II

Net assets at January 1, 2004	$—	$739	$859	$3,269

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(10)	(12)	(54)
Net realized gain (loss) on investments and capital gains distributions	—	82	70	211
Net unrealized appreciation (depreciation) of investments	2	342	32	540

Net increase (decrease) in net assets from operations	3	414	90	697
Changes from principal transactions:
Total unit transactions	213	2,040	380	2,188

Increase (decrease) in assets derived from principal transactions	213	2,040	380	2,188

Total increase (decrease)	216	2,454	470	2,885

Net assets at December 31, 2004	216	3,193	1,329	6,154

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(21)	(14)	(43)
Net realized gain (loss) on investments and capital gains distributions	(4)	450	258	1,187
Net unrealized appreciation (depreciation) of investments	(6)	(164)	(159)	(823)

Net increase (decrease) in net assets from operations	(1)	265	85	321
Changes from principal transactions:
Total unit transactions	(82)	776	(1,414)	(6,475)

Increase (decrease) in assets derived from principal transactions	(82)	776	(1,414)	(6,475)

Total increase (decrease)	(83)	1,041	(1,329)	(6,154)

Net assets at December 31, 2005	$133	$4,234	$—	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	UBS U.S. Allocation Portfolio - Class I	Wanger Select	Wanger U.S. Smaller Companies

Net assets at January 1, 2004	$11,708	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	—	—
Net realized gain (loss) on investments and capital gains distributions	73	—	—
Net unrealized appreciation (depreciation) of investments	787	11	13

Net increase (decrease) in net assets from operations	806	11	13
Changes from principal transactions:
Total unit transactions	(3,603)	238	84

Increase (decrease) in assets derived from principal transactions	(3,603)	238	84

Total increase (decrease)	(2,797)	249	97

Net assets at December 31, 2004	8,911	249	97

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	(2)	(2)
Net realized gain (loss) on investments and capital gains distributions	1,004	19	32
Net unrealized appreciation (depreciation) of investments	(869)	29	4

Net increase (decrease) in net assets from operations	166	46	34
Changes from principal transactions:
Total unit transactions	(9,077)	259	421

Increase (decrease) in assets derived from principal transactions	(9,077)	259	421

Total increase (decrease)	(8,911)	305	455

Net assets at December 31, 2005	$—	$554	$552

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

1.	Organization

ING Life Insurance and Annuity Company Variable Annuity Account B (the “Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2005, the Account had 151 investment divisions (the “Divisions”), 45 of which invest in independently managed mutual funds and 106 of which invest in mutual funds managed by affiliates, either Directed Services, Inc., ING Investments, LLC or ILIAC. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2005 and related Trusts are as follows:

AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation Fund - Series I Shares
    AIM V.I. Core Equity Fund - Series I Shares
    AIM V.I. Government Securities Fund - Series I Shares
    AIM V.I. Growth Fund - Series I Shares
    AIM V.I. Premier Equity Fund - Series I Shares
American Century Investments:
    American Century VP Balanced Fund
    American Century VP International Fund
Calvert Variable Series, Inc.:
    Calvert Social Balanced Portfolio
Federated Insurance Series:
    Federated American Leaders Fund II
    Federated Capital Income Fund II
    Federated Equity Income Fund II
    Federated Fund for U.S. Government Securities II
    Federated High Income Bond Fund II
Federated International Equity Fund II	Federated Insurance Series (continued):
    Federated Mid Cap Growth Strategies Fund II
    Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
    Fidelity® VIP Asset Manager SM Portfolio - Initial Class
    Fidelity® VIP Contrafund® Portfolio - Initial Class
    Fidelity® VIP Equity-Income Portfolio - Initial Class
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Initial Class
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
    Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
    Franklin Small Cap Value Securities Fund - Class 2
ING GET Fund:
    ING GET Fund - Series L
    ING GET Fund - Series M
ING GET Fund - Series N

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

ING GET Fund (continued):
    ING GET Fund - Series P
    ING GET Fund - Series Q
    ING GET Fund - Series R
    ING GET Fund - Series S
    ING GET Fund - Series T
    ING GET Fund - Series U
    ING GET Fund - Series V
ING Investors Trust:
    ING AllianceBernstein Mid Cap Growth Portfolio - Service Class**
    ING American Funds Growth Portfolio
    ING American Funds Growth-Income Portfolio*
    ING American Funds International Portfolio
    ING Evergreen Health Sciences Portfolio - Class S**
    ING Evergreen Omega Portfolio - Institutional Class**
    ING FMR SM Diversified Mid Cap Portfolio - Service Class**
    ING FMR SM Earnings Growth Portfolio - Institutional Class**
    ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class**
    ING JPMorgan Emerging Markets Equity Portfolio - Service Class**
    ING JPMorgan Small Cap Equity Portfolio - Institutional Class**
    ING JPMorgan Small Cap Equity Portfolio - Service Class**
    ING JPMorgan Value Opportunities Portfolio - Institutional Class**
    ING JPMorgan Value Opportunities Portfolio - Service Class**
    ING Julius Baer Foreign Portfolio - Service Class*
    ING Legg Mason Value Portfolio - Institutional Class*
    ING Legg Mason Value Portfolio - Service Class**
    ING LifeStyle Aggressive Growth Portfolio - Service 1 Class**
    ING LifeStyle Growth Portfolio - Service 1 Class**
    ING LifeStyle Moderate Growth Portfolio - Service 1 Class**
    ING LifeStyle Moderate Portfolio - Service 1 Class**
    ING Marsico Growth Portfolio - Service Class**
    ING Marsico International Opportunities Portfolio - Service Class**
    ING Mercury Large Cap Growth Portfolio - Service Class**
    ING MFS Total Return Portfolio - Institutional Class**
    ING MFS Total Return Portfolio - Service Class
    ING MFS Utilities Portfolio - Service Class**
    ING Oppenheimer Main Street Portfolio® - Institutional Class**
    ING Oppenheimer Main Street Portfolio® - Service Class**
    ING PIMCO High Yield Portfolio - Service Class**
    ING Pioneer Fund Portfolio - Institutional Class**
ING T. Rowe Price Capital Appreciation Portfolio - Service Class**

ING Investors Trust (continued):
    ING T. Rowe Price Equity Income Portfolio - Service Class
    ING UBS U.S. Allocation Portfolio - Service Class**
    ING Van Kampen Growth and Income Portfolio - Service Class**
ING Partners, Inc.:
    ING American Century Large Company Value Portfolio - Service Class
    ING American Century Select Portfolio - Initial Class**
    ING American Century Small Cap Value Portfolio - Service Class
    ING Baron Small Cap Growth Portfolio - Service Class
    ING Davis Venture Value Portfolio - Service Class
    ING Fundamental Research Portfolio - Service Class
    ING Goldman Sachs® Capital Growth Portfolio - Service Class
    ING JPMorgan Fleming International Portfolio - Initial Class
    ING JPMorgan Mid Cap Value Portfolio - Service Class
    ING MFS Capital Opportunities Portfolio - Initial Class
    ING OpCap Balanced Value Portfolio - Service Class
    ING Oppenheimer Global Portfolio - Initial Class**
    ING Oppenheimer Strategic Income Portfolio - Initial Class**
    ING PIMCO Total Return Portfolio - Service Class
    ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
    ING Solution 2015 Portfolio - Service Class**
    ING Solution 2025 Portfolio - Service Class**
    ING Solution 2035 Portfolio - Service Class**
    ING Solution 2045 Portfolio - Service Class**
    ING Solution Income Portfolio - Service Class**
    ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class**
    ING T. Rowe Price Growth Equity Portfolio - Initial Class
    ING UBS U.S. Large Cap Equity Portfolio - Initial Class
    ING Van Kampen Comstock Portfolio - Service Class
    ING Van Kampen Equity and Income Portfolio - Initial Class**
    ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
    ING VP Strategic Allocation Balanced Portfolio - Class I
    ING VP Strategic Allocation Growth Portfolio - Class I
    ING VP Strategic Allocation Income Portfolio - Class I
ING Variable Funds:
    ING VP Growth and Income Portfolio - Class I
ING Variable Insurance Trust:
    ING GET U.S. Core Portfolio - Series 1
    ING GET U.S. Core Portfolio - Series 2
    ING GET U.S. Core Portfolio - Series 3
    ING GET U.S. Core Portfolio - Series 4*
    ING GET U.S. Core Portfolio - Series 5*
    ING GET U.S. Core Portfolio - Series 6*
    ING GET U.S. Core Portfolio - Series 7*
    ING GET U.S. Core Portfolio - Series 8**
    ING GET U.S. Core Portfolio - Series 9**

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

ING Variable Insurance Trust (continued):
    ING GET U.S. Core Portfolio - Series 10**
    ING GET U.S. Core Portfolio - Series 11**
ING Variable Portfolios, Inc.:
    ING VP Global Science and Technology Portfolio - Class I
    ING VP Growth Portfolio - Class I
    ING VP Index Plus LargeCap Portfolio - Class I
    ING VP Index Plus MidCap Portfolio - Class I
    ING VP Index Plus SmallCap Portfolio - Class I
    ING VP International Equity Portfolio - Class I
    ING VP Small Company Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class S**
ING Variable Products Trust:
    ING VP Financial Services Portfolio - Class I
    ING VP International Value Portfolio - Class I
    ING VP MidCap Opportunities Portfolio - Class I
    ING VP MidCap Opportunities Portfolio - Class S
    ING VP Real Estate Portfolio - Class I*
    ING VP SmallCap Opportunities Portfolio - Class I
    ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
    ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
    ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
    ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
    ING VP Natural Resources Trust
Janus Aspen Series:
    Janus Aspen Series Balanced Portfolio - Institutional Shares
    Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
    Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
    Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Lord Abbett Series Fund, Inc.:
    Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
    Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
MFS® Variable Insurance Trust:
    MFS® Strategic Income Series
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth Fund/VA
    Oppenheimer Global Securities Fund/VA
    Oppenheimer Main Street Fund®/VA
    Oppenheimer Main Street Small Cap Fund®/VA**
    Oppenheimer Strategic Bond Fund/VA
PIMCO Variable Insurance Trust:
    PIMCO Real Return Portfolio - Admin Class*
Pioneer Variable Contracts Trust:
    Pioneer Equity Income VCT Portfolio - Class I
    Pioneer Fund VCT Portfolio - Class I
    Pioneer High Yield VCT Portfolio - Class I*
    Pioneer Mid Cap Value VCT Portfolio - Class I
Wanger Advisors Trust:
    Wanger Select*
    Wanger U.S. Smaller Companies*

*      Division added in 2004
** Division added in 2005

The names of certain Divisions were changed during 2005. The following is a summary of current and former names for those Divisions:

Current Name	Former Name

AllianceBernstein Variable Products Series Fund, Inc.:	AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Large Cap Growth Portfolio - Class A	AllianceBernstein VPSF Premier Growth - Class A
ING Investors Trust:	ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING Alliance Mid-Cap Growth Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING Developing World Portfolio - Service Class
ING Mercury Large Cap Growth Portfolio - Service Class	ING Mercury Fundamental Growth Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class	ING UBS U.S. Balanced Portfolio - Service Class

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Current Name	Former Name

ING Partners, Inc.:	ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	ING Salomon Brothers Investors Value Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class	ING Salomon Brothers Fundamental Value Portfolio - Service Class
ING Fundamental Research Portfolio - Service Class	ING Aeltus Enhanced Index Portfolio - Service Class

During 2005, the following Divisions were closed to contractowners:

Alger American Funds:	ING Partners, Inc.:
Alger American Balanced Portfolio - Class O	ING American Century Select Portfolio - Service Class
Alger American Income & Growth Portfolio - Class O	ING Oppenheimer Global Portfolio - Service Class
Alger American Leveraged AllCap Portfolio - Class O	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
AllianceBernstein Variable Products Series Fund, Inc.:	ING Variable Products Trust:
AllianceBernstein VPSF Growth and Income Portfolio Class A	ING VP MagnaCap Portfolio - Class I
AllianceBernstein VPSF Large Cap Growth Portfolio - Class A	ING VP MagnaCap Portfolio - Class S
AllianceBernstein VPSF Small Cap Growth A	ING VP Emerging Markets Fund, Inc.:
ING GET Fund:	ING VP Emerging Markets Fund
ING GET Fund - Series H	MFS® Variable Insurance Trust:
ING GET Fund - Series I	MFS® Total Return Series - Initial Class
ING GET Fund - Series J	Prudential Series Fund, Inc.:
ING GET Fund - Series K	Jennison Portfolio - Class II
SP William Blair International Growth Portfolio - Class II
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I

The following Divisions were available to contractowners during 2005 but did not have any activity as of December 31, 2005:

ING Investors Trust:
ING Stock Index Portfolio - Institutional Class
ING Partners, Inc.:
ING Oppenheimer Strategic Income Portfolio - Service Class

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Company are represented by net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the contractholders invested in the Account Divisions. Annuity reserves held in the Account for currently payable contracts are computed according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 1983a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

3.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

Administrative Charges

A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract.

Contract Maintenance Charges

An annual contract or certificate maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge is imposed as a percentage that ranges up to 7% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional charge of 1% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.0% of premiums.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC. ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

4.	Related Party Transactions

During the year ended December 31, 2005, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable Products Trust, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio and ING VP Natural Resources Trust. The annual fee rate ranged from ..25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust.

In addition, management fees were paid to ILIAC, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from .10% to 1.00% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for a fee at an annual rate ranging from 0.14% to 1.25% of the average net assets of each respective Portfolio excluding ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$266	$15,461	$739	$3,995
AIM V.I. Core Equity Fund - Series I Shares	229	31,722	2,792	8,277
AIM V.I. Government Securities Fund - Series I Shares	1,556	3,248	4,900	5,165
AIM V.I. Growth Fund - Series I Shares	134	17,022	1,088	3,484
AIM V.I. Premier Equity Fund - Series I Shares	158	36,485	465	8,725
The Alger American Funds:
Alger American Balanced Portfolio - Class O	29	2,006	171	653
Alger American Income & Growth Portfolio - Class O	90	5,313	125	1,702
Alger American Leveraged AllCap Portfolio - Class O	3	5,407	43	1,763
Alliance Bernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Portfolio Class A	2,882	50,758	11,559	2,742
AllianceBernstein VPSF Large Cap Growth Portfolio - Class A	168	8,054	1,267	1,635
AllianceBernstein VPSF Small Cap Growth A	606	5,705	2,580	1,876
American Century Investments:
American Century VP Balanced Fund	39	273	64	482
American Century VP International Fund	22	175	11	319
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	290	410	314	448
Federated Insurance Series:
Federated American Leaders Fund II	1,036	15,209	1,373	14,249
Federated Capital Income Fund II	299	2,109	495	2,024
Federated Equity Income Fund II	440	2,861	428	3,254
Federated Fund for U.S. Government Securities II	527	2,714	1,218	4,431
Federated High Income Bond Fund II	1,076	4,816	2,542	6,682
Federated International Equity Fund II	131	2,025	106	1,558
Federated Mid Cap Growth Strategies Fund II	258	3,281	79	2,899
Federated Prime Money Fund II	2,913	3,738	1,716	3,320
Fidelity Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	708	3,234	1,351	2,085
Fidelity® VIP Contrafund® Portfolio - Initial Class	25,300	23,190	37,679	12,694
Fidelity® VIP Equity-Income Portfolio - Initial Class	15,331	41,869	30,257	22,411
Fidelity® VIP Growth Portfolio - Initial Class	2,763	26,787	6,891	25,796
Fidelity® VIP High Income Portfolio - Initial Class	11,540	14,285	13,312	22,116
Fidelity® VIP Index 500 Portfolio - Initial Class	2,118	17,437	3,354	13,270
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	113	240	213	433
Fidelity® VIP Overseas Portfolio - Initial Class	2,424	5,313	7,834	7,574

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	$1,957	$2,115	$4,385	$1,104
ING GET Fund:
ING GET Fund - Series H	4,159	85,817	4,438	21,032
ING GET Fund - Series I	3,541	61,267	2,796	14,828
ING GET Fund - Series J	3,090	47,752	2,510	13,665
ING GET Fund - Series K	3,994	56,802	2,415	15,617
ING GET Fund - Series L	1,824	12,994	2,474	15,441
ING GET Fund - Series M	3,440	17,895	3,742	18,639
ING GET Fund - Series N	2,226	14,776	3,220	15,448
ING GET Fund - Series P	1,676	12,640	1,932	10,892
ING GET Fund - Series Q	1,559	6,631	1,843	7,610
ING GET Fund - Series R	1,960	8,419	1,197	5,818
ING GET Fund - Series S	2,075	5,904	2,061	9,131
ING GET Fund - Series T	1,581	4,611	1,457	4,642
ING GET Fund - Series U	1,908	4,098	1,864	3,870
ING GET Fund - Series V	986	11,810	842	20,913
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	237	33	—	—
ING American Funds Growth Portfolio	16,786	362	1,728	2
ING American Funds Growth-Income Portfolio	19,182	470	2,320	—
ING American Funds International Portfolio	17,040	2,468	8,911	1
ING Evergreen Health Sciences Portfolio - Class S	584	82	—	—
ING Evergreen Omega Portfolio - Institutional Class	17,797	846	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	388	56	—	—
ING FMRSM Earnings Growth Portfolio - Institutional Class	25,748	1,298	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	1,184	1	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	2,788	423	—	—
ING JPMorgan Small Cap Equity Portfolio - Institutional Class	9,846	638	—	—
ING JPMorgan Small Cap Equity Portfolio - Service Class	15	—	—	—
ING JPMorgan Value Opportunities Portfolio - Institutional Class	49,507	5,573	—	—
ING JPMorgan Value Opportunities Portfolio - Service Class	3,431	307	—	—
ING Julius Baer Foreign Portfolio - Service Class	2,610	736	245	19
ING Legg Mason Value Portfolio - Institutional Class	35,623	1,584	858	—
ING Legg Mason Value Portfolio - Service Class	727	24	—	—
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	594	72	—	—
ING LifeStyle Growth Portfolio - Service 1 Class	2,361	118	—	—
ING LifeStyle Moderate Growth Portfolio - Service 1 Class	3,496	133	—	—
ING LifeStyle Moderate Portfolio - Service 1 Class	4,077	226	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

ING Investors Trust (continued):
ING Marsico Growth Portfolio - Service Class	$307	$98	$—	$—
ING Marsico International Opportunities Portfolio - Service Class	7,945	263	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	1,631	41	—	—
ING MFS Total Return Portfolio - Institutional Class	150,636	7,137	—	—
ING MFS Total Return Portfolio - Service Class	1,277	751	1,733	312
ING MFS Utilities Portfolio - Service Class	798	342	—	—
ING Oppenheimer Main Street Portfolio® - Institutional Class	2,256	731	—	—
ING Oppenheimer Main Street Portfolio® - Service Class	26	—	—	—
ING PIMCO High Yield Portfolio - Service Class	3,232	221	—	—
ING Pioneer Fund Portfolio - Institutional Class	27,628	1,165	—	—
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	944	88	—	—
ING T. Rowe Price Equity Income Portfolio - Service Class	3,672	1,277	1,601	182
ING UBS U.S. Allocation Portfolio - Service Class	9,258	1,863	—	—
ING Van Kampen Growth and Income Portfolio - Service Class	1,343	30	—	—
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	33	285	392	209
ING American Century Select Portfolio - Initial Class	73,411	10,562	—	—
ING American Century Select Portfolio - Service Class	20	478	154	59
ING American Century Small Cap Value Portfolio - Service Class	1,061	532	604	223
ING Baron Small Cap Growth Portfolio - Service Class	2,989	2,328	2,155	1,102
ING Davis Venture Value Portfolio - Service Class	107	632	882	721
ING Fundamental Research Portfolio - Service Class	15	77	109	41
ING Goldman Sachs® Capital Growth Portfolio - Service Class	84	28	261	3
ING JPMorgan Fleming International Portfolio - Initial Class	8,644	12,746	23,692	20,544
ING JPMorgan Mid Cap Value Portfolio - Service Class	1,306	1,386	1,484	142
ING MFS Capital Opportunities Portfolio - Initial Class	1,515	9,195	2,142	7,514
ING OpCap Balanced Value Portfolio - Service Class	117	823	1,170	450
ING Oppenheimer Global Portfolio - Initial Class	187,408	23,573	—	—
ING Oppenheimer Global Portfolio - Service Class	312	322	229	216
ING Oppenheimer Strategic Income Portfolio - Initial Class	84,226	8,442	—	—
ING PIMCO Total Return Portfolio - Service Class	2,671	829	1,760	586
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	1,398	11,296	4,089	14,372
ING Solution 2015 Portfolio - Service Class	66	—	—	—
ING Solution 2025 Portfolio - Service Class	125	—	—	—
ING Solution 2035 Portfolio - Service Class	3	—	—	—
ING Solution 2045 Portfolio - Service Class	3	—	—	—
ING Solution Income Portfolio - Service Class	135	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

ING Partners, Inc. (continued):
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	$86,742	$8,509	$—	$—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	415	990	669	1,124
ING T. Rowe Price Growth Equity Portfolio - Initial Class	3,143	16,162	6,117	13,771
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	2,097	8,739	3,764	8,518
ING Van Kampen Comstock Portfolio - Service Class	1,711	2,145	2,765	261
ING Van Kampen Equity and Income Portfolio - Initial Class	148,217	14,276	—	—
ING Van Kampen Equity and Income Portfolio - Service Class	83	215	103	29
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	4,560	4,738	6,007	3,762
ING VP Strategic Allocation Growth Portfolio - Class I	2,838	4,359	1,927	2,631
ING VP Strategic Allocation Income Portfolio - Class I	1,940	4,486	2,593	4,356
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	6,935	72,397	20,166	75,470
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	1,330	4,016	193	3,734
ING GET U.S. Core Portfolio - Series 2	816	5,450	47	5,525
ING GET U.S. Core Portfolio - Series 3	1,138	13,881	62,647	10,584
ING GET U.S. Core Portfolio - Series 4	163	2,388	8,661	898
ING GET U.S. Core Portfolio - Series 5	136	598	5,152	989
ING GET U.S. Core Portfolio - Series 6	563	21,242	113,987	26,971
ING GET U.S. Core Portfolio - Series 7	4,592	19,269	65,706	8,739
ING GET U.S. Core Portfolio - Series 8	49,464	17,976	—	—
ING GET U.S. Core Portfolio - Series 9	33,227	10,052	—	—
ING GET U.S. Core Portfolio - Series 10	25,786	4,121	—	—
ING GET U.S. Core Portfolio - Series 11	26,896	2,660	—	—
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	3,206	3,969	8,353	10,764
ING VP Growth Portfolio - Class I	912	7,119	1,349	7,167
ING VP Index Plus LargeCap Portfolio - Class I	7,508	34,982	16,413	37,078
ING VP Index Plus MidCap Portfolio - Class I	2,760	3,212	3,742	3,001
ING VP Index Plus SmallCap Portfolio - Class I	2,297	1,509	3,206	2,466
ING VP International Equity Portfolio - Class I	4,935	3,404	5,894	3,159
ING VP Small Company Portfolio - Class I	4,343	20,415	17,304	25,334
ING VP Value Opportunity Portfolio - Class I	1,175	5,184	1,693	5,518
ING VP Value Opportunity Portfolio - Class S	1,473	30	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	$122	$1	$203	$200
ING VP International Value Portfolio - Class I	1,977	1,026	1,762	349
ING VP MagnaCap Portfolio - Class I	111	230	77	1
ING VP MagnaCap Portfolio - Class S	443	2,022	886	290
ING VP MidCap Opportunities Portfolio - Class I	84	77	600	1,231
ING VP MidCap Opportunities Portfolio - Class S	644	1,798	5,053	1,999
ING VP Real Estate Portfolio - Class I	2,005	1,065	1,097	2
ING VP SmallCap Opportunities Portfolio - Class I	424	1,256	1,213	1,707
ING VP SmallCap Opportunities Portfolio - Class S	1,796	1,547	2,152	1,782
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	10,312	28,520	23,869	19,729
ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Fund	10	998	6	183
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	16,775	22,531	43,023	38,166
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	101,452	83,773	175,942	156,855
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	3,074	1,041	329	375
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	663	153,328	5,060	44,256
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	457	16,221	2,566	8,534
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	49	79,512	1,915	25,927
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	712	88,599	7,790	18,401
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	983	149,645	9,256	51,009
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	3,172	1,844	5,029	1,864
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	4,486	2,382	2,528	504
MFS® Variable Insurance Trust:
MFS® Strategic Income Series	555	873	648	722
MFS® Total Return Series - Initial Class	18,387	154,277	28,482	7,978
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	2,978	6,971	3,840	5,592
Oppenheimer Global Securities Fund/VA	4,264	44,923	14,799	7,006
Oppenheimer Main Street Fund®/VA	1,997	14,472	9,493	11,524
Oppenheimer Main Street Small Cap Fund®/VA	39	—	—	—
Oppenheimer Strategic Bond Fund/VA	10,675	66,179	22,123	7,710

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class	$1,470	$442	$530	$5
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	3,054	454	1,340	132
Pioneer Fund VCT Portfolio - Class I	53	26	46	—
Pioneer High Yield VCT Portfolio - Class I	134	202	214	—
Pioneer Mid Cap Value VCT Portfolio - Class I	2,477	1,481	2,475	430
Prudential Series Fund, Inc.:
Jennison Portfolio - Class II	281	1,709	710	342
SP William Blair International Growth Portfolio - Class II	1,238	7,460	3,656	1,522
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I	305	9,351	771	4,428
Wanger Advisors Trust:
Wanger Select	485	210	238	—
Wanger U.S. Smaller Companies	723	304	95	11

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

6.	Changes in Units

The changes in units outstanding were as follows:

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	49,748	1,657,698	(1,607,950)	182,630	548,774	(366,144)
AIM V.I. Core Equity Fund - Series I Shares	34,668	2,841,990	(2,807,322)	457,989	915,598	(457,609)
AIM V.I. Government Securities Fund - Series I Shares	111,394	266,580	(155,186)	583,926	639,220	(55,294)
AIM V.I. Growth Fund - Series I Shares	33,399	2,427,643	(2,394,244)	403,166	724,323	(321,157)
AIM V.I. Premier Equity Fund - Series I Shares	39,641	4,036,940	(3,997,299)	211,103	1,166,321	(955,218)
The Alger American Funds:
Alger American Balanced Portfolio - Class O	—	74,405	(74,405)	8,456	28,307	(19,851)
Alger American Income & Growth Portfolio - Class O	1,661	224,414	(222,753)	6,643	75,743	(69,100)
Alger American Leveraged AllCap Portfolio - Class O	156	206,144	(205,988)	6,763	78,168	(71,405)
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Portfolio Class A	289,299	4,594,566	(4,305,267)	1,694,790	832,361	862,429
AllianceBernstein VPSF Large Cap Growth Portfolio - Class A	41,660	1,360,350	(1,318,690)	334,436	384,086	(49,650)
AllianceBernstein VPSF Small Cap Growth A	97,413	679,728	(582,315)	406,019	323,228	82,791
American Century Investments:
American Century VP Balanced Fund	940	13,039	(12,099)	3,505	25,919	(22,414)
American Century VP International Fund	500	9,714	(9,214)	2,103	22,237	(20,134)
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	17,046	29,908	(12,862)	28,706	40,792	(12,086)
Federated Insurance Series:
Federated American Leaders Fund II	18,109	579,383	(561,274)	62,399	608,437	(546,038)
Federated Capital Income Fund II	3,910	145,103	(141,193)	19,043	151,311	(132,268)
Federated Equity Income Fund II	19,523	200,782	(181,259)	30,814	261,289	(230,475)
Federated Fund for U.S. Government Securities II	18,334	166,262	(147,928)	52,307	280,010	(227,703)
Federated High Income Bond Fund II	10,837	264,033	(253,196)	101,932	405,433	(303,501)
Federated International Equity Fund II	8,615	124,189	(115,574)	11,513	106,316	(94,803)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Federated Insurance Series (continued):
Federated Mid Cap Growth Strategies Fund II	12,319	143,240	(130,921)	8,898	147,575	(138,677)
Federated Prime Money Fund II	227,092	295,580	(68,488)	157,788	283,520	(125,732)
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	26,023	174,536	(148,513)	82,616	132,597	(49,981)
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,275,007	1,763,523	511,484	4,742,147	2,531,642	2,210,505
Fidelity® VIP Equity-Income Portfolio - Initial Class	812,464	2,715,292	(1,902,828)	4,239,290	3,288,667	950,623
Fidelity® VIP Growth Portfolio - Initial Class	335,415	2,120,527	(1,785,112)	1,796,952	3,002,198	(1,205,246)
Fidelity® VIP High Income Portfolio - Initial Class	769,251	1,511,435	(742,184)	1,847,199	3,089,575	(1,242,376)
Fidelity® VIP Index 500 Portfolio - Initial Class	70,208	802,087	(731,879)	364,877	857,055	(492,178)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	12,868	(12,868)	4,381	25,709	(21,328)
Fidelity® VIP Overseas Portfolio - Initial Class	169,531	347,015	(177,484)	922,163	915,197	6,966
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	131,405	147,657	(16,252)	333,627	94,150	239,477
ING GET Fund:
ING GET Fund - Series H	14,198	8,251,403	(8,237,205)	228,480	2,093,649	(1,865,169)
ING GET Fund - Series I	21,414	5,942,873	(5,921,459)	68,488	1,404,397	(1,335,909)
ING GET Fund - Series J	535	4,652,620	(4,652,085)	88,834	1,331,815	(1,242,981)
ING GET Fund - Series K	64,477	5,594,178	(5,529,701)	89,698	1,504,802	(1,415,104)
ING GET Fund - Series L	22,096	1,224,075	(1,201,979)	54,643	1,453,319	(1,398,676)
ING GET Fund - Series M	63,880	1,689,219	(1,625,339)	88,235	1,761,708	(1,673,473)
ING GET Fund - Series N	14,184	1,347,749	(1,333,565)	183,830	1,477,201	(1,293,371)
ING GET Fund - Series P	19,179	1,194,794	(1,175,615)	53,040	1,024,619	(971,579)
ING GET Fund - Series Q	20,490	581,433	(560,943)	82,106	701,819	(619,713)
ING GET Fund - Series R	25,447	751,470	(726,023)	83,612	565,924	(482,312)
ING GET Fund - Series S	24,936	503,157	(478,221)	99,098	862,412	(763,314)
ING GET Fund - Series T	5,364	393,975	(388,611)	15,504	390,606	(375,102)
ING GET Fund - Series U	3,263	341,837	(338,574)	51,919	352,998	(301,079)
ING GET Fund - Series V	3,494	1,122,074	(1,118,580)	273,020	2,263,427	(1,990,407)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	18,782	2,674	16,108	—	—	—
ING American Funds Growth Portfolio	1,617,062	189,956	1,427,106	169,772	810	168,962
ING American Funds Growth-Income Portfolio	1,921,039	232,493	1,688,546	226,597	19,019	207,578
ING American Funds International Portfolio	1,716,082	403,359	1,312,723	860,280	4,669	855,611
ING Evergreen Health Sciences Portfolio - Class S	52,322	7,335	44,987	—	—	—
ING Evergreen Omega Portfolio - Institutional Class	1,671,988	179,863	1,492,125	—	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	35,125	5,070	30,055	—	—	—
ING FMRSM Earnings Growth Portfolio - Institutional Class	2,532,679	233,474	2,299,205	—	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	110,280	—	110,280	—	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	231,207	36,132	195,075	—	—	—
ING JPMorgan Small Cap Equity Portfolio - Institutional Class	874,929	71,882	803,047	—	—	—
ING JPMorgan Small Cap Equity Portfolio - Service Class	1,413	—	1,413	—	—	—
ING JPMorgan Value Opportunities Portfolio - Institutional Class	4,770,224	546,541	4,223,683	—	—	—
ING JPMorgan Value Opportunities Portfolio - Service Class	329,401	28,928	300,473	—	—	—
ING Julius Baer Foreign Portfolio - Service Class	202,899	60,238	142,661	37,805	17,189	20,616
ING Legg Mason Value Portfolio - Institutional Class	3,371,259	372,634	2,998,625	80,758	311	80,447
ING Legg Mason Value Portfolio - Service Class	65,632	2,124	63,508	—	—	—
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	57,155	6,797	50,358	—	—	—
ING LifeStyle Growth Portfolio - Service 1 Class	231,510	11,445	220,065	—	—	—
ING LifeStyle Moderate Growth Portfolio - Service 1 Class	345,924	13,387	332,537	—	—	—
ING LifeStyle Moderate Portfolio - Service 1 Class	407,876	24,510	383,366	—	—	—
ING Marsico Growth Portfolio - Service Class	27,551	9,107	18,444	—	—	—
ING Marsico International Opportunities Portfolio - Service Class	703,062	26,427	676,635	—	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	149,322	3,292	146,030	—	—	—
ING MFS Total Return Portfolio - Institutional Class	14,779,885	870,173	13,909,712	—	—	—
ING MFS Total Return Portfolio - Service Class	107,273	74,596	32,677	175,632	56,815	118,817
ING MFS Utilities Portfolio - Service Class	71,129	30,143	40,986	—	—	—
ING Oppenheimer Main Street Portfolio® - Institutional Class	217,358	76,933	140,425	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust (continued):
ING Oppenheimer Main Street Portfolio® - Service Class	2,417	1	2,416	—	—	—
ING PIMCO High Yield Portfolio - Service Class	305,296	21,151	284,145	—	—	—
ING Pioneer Fund Portfolio - Institutional Class	2,588,080	491,868	2,096,212	—	—	—
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	88,207	8,112	80,095	—	—	—
ING T. Rowe Price Equity Income Portfolio - Service Class	258,854	93,668	165,186	124,617	14,277	110,340
ING UBS U.S. Allocation Portfolio - Service Class	888,465	180,683	707,782	—	—	—
ING Van Kampen Growth and Income Portfolio - Service Class	123,758	2,619	121,139	—	—	—
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	2,967	26,164	(23,197)	48,671	31,348	17,323
ING American Century Select Portfolio - Initial Class	7,515,897	1,461,590	6,054,307	—	—	—
ING American Century Select Portfolio - Service Class	2,055	50,701	(48,646)	26,697	17,342	9,355
ING American Century Small Cap Value Portfolio - Service Class	72,064	42,372	29,692	49,433	21,860	27,573
ING Baron Small Cap Growth Portfolio - Service Class	230,842	182,840	48,002	182,296	101,042	81,254
ING Davis Venture Value Portfolio - Service Class	10,531	56,264	(45,733)	96,573	81,108	15,465
ING Fundamental Research Portfolio - Service Class	1,271	6,748	(5,477)	10,370	3,915	6,455
ING Goldman Sachs® Capital Growth Portfolio - Service Class	8,093	2,444	5,649	27,139	259	26,880
ING JPMorgan Fleming International Portfolio - Initial Class	899,932	1,162,788	(262,856)	2,912,742	2,641,331	271,411
ING JPMorgan Mid Cap Value Portfolio - Service Class	78,458	96,228	(17,770)	113,896	15,041	98,855
ING MFS Capital Opportunities Portfolio - Initial Class	121,245	753,656	(632,411)	392,044	831,128	(439,084)
ING OpCap Balanced Value Portfolio - Service Class	11,290	70,602	(59,312)	129,425	65,084	64,341
ING Oppenheimer Global Portfolio - Initial Class	18,556,907	2,783,149	15,773,758	—	—	—
ING Oppenheimer Global Portfolio - Service Class	25,684	27,487	(1,803)	28,178	26,819	1,359
ING Oppenheimer Strategic Income Portfolio - Initial Class	8,622,398	1,420,227	7,202,171	—	—	—
ING PIMCO Total Return Portfolio - Service Class	223,918	71,567	152,351	188,796	85,883	102,913
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	203,422	1,066,012	(862,590)	810,897	1,649,901	(839,004)
ING Solution 2015 Portfolio - Service Class	6,346	1	6,345	—	—	—
ING Solution 2025 Portfolio - Service Class	11,412	—	11,412	—	—	—
ING Solution 2035 Portfolio - Service Class	292	—	292	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Partners, Inc. (continued):
ING Solution 2045 Portfolio - Service Class	274	—	274	—	—	—
ING Solution Income Portfolio - Service Class	13,351	—	13,351	—	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	8,805,255	947,908	7,857,347	—	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	39,228	92,559	(53,331)	79,333	121,857	(42,524)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	184,654	679,236	(494,582)	597,538	919,331	(321,793)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	279,925	805,878	(525,953)	626,743	984,474	(357,731)
ING Van Kampen Comstock Portfolio - Service Class	131,778	178,255	(46,477)	249,901	34,699	215,202
ING Van Kampen Equity and Income Portfolio - Initial Class	15,080,989	1,618,680	13,462,309	—	—	—
ING Van Kampen Equity and Income Portfolio - Service Class	7,493	19,672	(12,179)	9,990	2,931	7,059
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	310,178	422,143	(111,965)	435,875	318,579	117,296
ING VP Strategic Allocation Growth Portfolio - Class I	198,978	336,818	(137,840)	150,253	192,966	(42,713)
ING VP Strategic Allocation Income Portfolio - Class I	103,804	233,957	(130,153)	185,392	290,838	(105,446)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	342,285	3,086,693	(2,744,408)	1,415,804	4,167,269	(2,751,465)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	2,087	351,939	(349,852)	6,866	323,370	(316,504)
ING GET U.S. Core Portfolio - Series 2	3	506,908	(506,905)	28,230	531,071	(502,841)
ING GET U.S. Core Portfolio - Series 3	29,043	1,338,384	(1,309,341)	6,814,902	1,520,420	5,294,482
ING GET U.S. Core Portfolio - Series 4	1,470	219,874	(218,404)	880,917	93,328	787,589
ING GET U.S. Core Portfolio - Series 5	2,623	50,850	(48,227)	692,012	269,553	422,459
ING GET U.S. Core Portfolio - Series 6	44,663	2,003,966	(1,959,303)	12,119,228	3,379,647	8,739,581
ING GET U.S. Core Portfolio - Series 7	4,139	1,407,909	(1,403,770)	6,713,701	1,012,178	5,701,523
ING GET U.S. Core Portfolio - Series 8	3,785,943	589,195	3,196,748	—	—	—
ING GET U.S. Core Portfolio - Series 9	2,604,393	267,292	2,337,101	—	—	—
ING GET U.S. Core Portfolio - Series 10	2,201,782	26,163	2,175,619	—	—	—
ING GET U.S. Core Portfolio - Series 11	2,718,871	293,740	2,425,131	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	968,886	1,209,074	(240,188)	2,784,969	3,522,904	(737,935)
ING VP Growth Portfolio - Class I	101,929	624,125	(522,196)	315,802	809,445	(493,643)
ING VP Index Plus LargeCap Portfolio - Class I	627,171	2,385,012	(1,757,841)	2,319,971	3,658,784	(1,338,813)
ING VP Index Plus MidCap Portfolio - Class I	88,345	173,630	(85,285)	362,950	319,495	43,455
ING VP Index Plus SmallCap Portfolio - Class I	127,318	105,604	21,714	306,461	252,048	54,413
ING VP International Equity Portfolio - Class I	603,639	493,272	110,367	937,259	577,152	360,107
ING VP Small Company Portfolio - Class I	382,466	1,231,241	(848,775)	2,017,604	2,461,882	(444,278)
ING VP Value Opportunity Portfolio - Class I	57,072	282,867	(225,795)	160,482	382,135	(221,653)
ING VP Value Opportunity Portfolio - Class S	147,449	2,903	144,546	—	—	—
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	10,628	79	10,549	20,398	20,398	—
ING VP International Value Portfolio - Class I	166,870	110,767	56,103	222,297	90,119	132,178
ING VP MagnaCap Portfolio - Class I	9,610	22,636	(13,026)	15,372	7,116	8,256
ING VP MagnaCap Portfolio - Class S	30,217	196,310	(166,093)	103,553	38,705	64,848
ING VP MidCap Opportunities Portfolio - Class I	7,978	6,931	1,047	73,952	137,708	(63,756)
ING VP MidCap Opportunities Portfolio - Class S	96,196	202,042	(105,846)	777,947	416,457	361,490
ING VP Real Estate Portfolio - Class I	140,119	73,986	66,133	85,715	46	85,669
ING VP SmallCap Opportunities Portfolio - Class I	60,199	177,852	(117,653)	180,160	253,511	(73,351)
ING VP SmallCap Opportunities Portfolio - Class S	299,323	254,247	45,076	447,989	387,155	60,834
ING VP Balanced Portfolio:
ING VP Balanced Portfolio - Class I	657,701	1,329,855	(672,154)	2,075,495	1,518,855	556,640
ING VP Emerging Markets Fund:
ING VP Emerging Markets Fund	349	70,184	(69,835)	2,209	20,488	(18,279)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	1,060,596	1,517,043	(456,447)	2,522,350	3,100,540	(578,190)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	10,871,993	8,899,937	1,972,056	23,677,963	21,460,803	2,217,160

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING VP Natural Resources Trust:
ING VP Natural Resources Trust	140,558	52,676	87,882	21,362	26,404	(5,042)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	89,907	9,253,448	(9,163,541)	838,257	3,145,306	(2,307,049)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	26,415	819,619	(793,204)	169,983	520,255	(350,272)
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	26,815	6,692,994	(6,666,179)	627,645	2,454,240	(1,826,595)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	169,141	7,399,699	(7,230,558)	1,553,013	2,070,767	(517,754)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	146,619	11,080,434	(10,933,815)	1,689,399	4,491,484	(2,802,085)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	246,411	168,534	77,877	574,778	287,004	287,774
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	345,492	203,706	141,786	254,855	79,756	175,099
MFS® Variable Insurance Trust:
MFS® Strategic Income Series	28,424	61,471	(33,047)	50,404	63,389	(12,985)
MFS® Total Return Series - Initial Class	984,331	10,445,300	(9,460,969)	3,528,710	1,916,845	1,611,865
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	548,354	923,299	(374,945)	830,981	987,469	(156,488)
Oppenheimer Global Securities Fund/VA	206,156	2,275,588	(2,069,432)	1,117,531	678,606	438,925
Oppenheimer Main Street Fund®/VA	230,573	1,335,796	(1,105,223)	1,775,963	1,881,644	(105,681)
Oppenheimer Main Street Small Cap Fund®/VA	3,460	—	3,460	—	—	—
Oppenheimer Strategic Bond Fund/VA	675,728	4,613,488	(3,937,760)	2,163,745	1,252,720	911,025
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class	130,830	39,747	91,083	48,771	519	48,252
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	269,584	48,415	221,169	144,167	30,177	113,990
Pioneer Fund VCT Portfolio - Class I	4,943	2,546	2,397	4,646	—	4,646
Pioneer High Yield VCT Portfolio - Class I	11,091	18,953	(7,862)	20,203	(4)	20,207
Pioneer Mid Cap Value VCT Portfolio - Class I	156,425	103,640	52,785	240,872	82,585	158,287

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Prudential Series Fund, Inc.:
Jennison Portfolio - Class II	35,578	195,172	(159,594)	95,947	47,576	48,371
SP William Blair International Growth Portfolio - Class II	122,190	804,476	(682,286)	529,564	263,218	266,346
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I	24,829	1,002,126	(977,297)	106,543	522,283	(415,740)
Wanger Advisors Trust:
Wanger Select	40,727	18,344	22,383	21,777	8	21,769
Wanger U.S. Smaller Companies	59,152	24,513	34,639	9,709	1,314	8,395

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

7.	Unit Summary

A summary of units outstanding at December 31, 2005 follows:

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
Contracts in accumulation period:
Non-Qualified V	5,068.203	$9.92	$50,277
Non-Qualified V (0.75)	38,834.985	10.25	398,059

	43,903.188		$448,336

AIM V.I. Core Equity Fund - Series I Shares
Contracts in accumulation period:
Non-Qualified V	40,091.502	$8.64	$346,391
Non-Qualified V (0.75)	60,142.018	8.93	537,068
Non-Qualified IX	854.743	8.49	7,257
Non-Qualified XII	306.822	8.90	2,731

	101,395.085		$893,447

AIM V.I. Government Securities Fund - Series I Shares
Contracts in accumulation period:
Non-Qualified XIII	299,930.700	$12.65	$3,794,123
Non-Qualified XIV	353,798.705	12.44	4,401,256
Non-Qualified XV	135,701.484	12.33	1,673,199
Non-Qualified XVI	98,470.970	11.87	1,168,850
Non-Qualified XVIII	54,541.833	11.59	632,140
Non-Qualified XIX	86,225.339	11.68	1,007,112

	1,028,669.031		$12,676,680

AIM V.I. Growth Fund - Series I Shares
Contracts in accumulation period:
Non-Qualified V	7,324.077	$6.20	$45,409
Non-Qualified V (0.75)	55,961.825	6.41	358,715
Non-Qualified IX	2,728.370	6.10	16,643
Non-Qualified XII	1,990.815	6.39	12,721

	68,005.087		$433,488

AIM V.I. Premier Equity Fund - Series I Shares
Contracts in accumulation period:
Non-Qualified V	4,099.606	$7.77	$31,854
Non-Qualified V (0.75)	60,792.564	8.03	488,164
Non-Qualified XII	232.464	8.00	1,860

	65,124.634		$521,878

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

American Century VP Balanced Fund
Contracts in accumulation period:
Non-Qualified VII	43,560.866	$20.37	$887,335

	43,560.866		$887,335

American Century VP International Fund
Contracts in accumulation period:
Non-Qualified VII	64,010.617	$18.23	$1,166,914
Non-Qualified VIII	51.540	16.67	859

	64,062.157		$1,167,773

Calvert Social Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	7,843.118	$22.69	$177,960
Non-Qualified V (0.75)	15,736.420	23.83	374,999
Non-Qualified VII	59,965.514	12.57	753,767
Non-Qualified VIII	69,444.982	12.72	883,340

	152,990.034		$2,190,066

Federated American Leaders Fund II
Currently payable annuity contracts:			$55,825
Contracts in accumulation period:
Non-Qualified VII	1,104,002.415	$26.19	28,913,823
Non-Qualified VIII	108.954	18.98	2,068

	1,104,111.369		$28,971,716

Federated Capital Income Fund II
Currently payable annuity contracts:			$9,511
Contracts in accumulation period:
Non-Qualified VII	231,818.104	$14.48	3,356,726
Non-Qualified VIII	61.606	12.14	748

	231,879.710		$3,366,985

Federated Equity Income Fund II
Currently payable annuity contracts:			$97,508
Contracts in accumulation period:
Non-Qualified VII	472,542.049	$13.99	6,610,863

	472,542.049		$6,708,371

Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	259,027.305	$15.92	$4,123,715

	259,027.305		$4,123,715

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Federated High Income Bond Fund II
Currently payable annuity contracts:			$42,940
Contracts in accumulation period:
Non-Qualified VII	412,846.987	$17.91	7,394,090

	412,846.987		$7,437,030

Federated International Equity Fund II
Currently payable annuity contracts:			$22,613
Contracts in accumulation period:
Non-Qualified VII	251,642.726	$17.06	4,293,025
Non-Qualified VIII	120.076	15.85	1,903

	251,762.802		$4,317,541

Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
Non-Qualified VII	357,766.947	$23.81	$8,518,431

	357,766.947		$8,518,431

Federated Prime Money Fund II
Contracts in accumulation period:
Non-Qualified VII	197,355.838	$12.67	$2,500,498

	197,355.838		$2,500,498

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	392,311.744	$19.49	$7,646,156
Non-Qualified VIII	89,895.345	16.37	1,471,587

	482,207.089		$9,117,743

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	638,978.171	$28.95	$18,498,418
Non-Qualified V (0.75)	1,123,013.634	30.41	34,150,845
Non-Qualified VII	2,452,038.266	31.73	77,803,174
Non-Qualified VIII	532,467.349	25.65	13,657,787
Non-Qualified IX	24,289.146	28.33	688,112
Non-Qualified X	27,426.665	28.95	794,002
Non-Qualified XII	82,724.764	16.93	1,400,530
Non-Qualified XIII	3,284,829.533	15.78	51,834,610
Non-Qualified XIV	3,235,173.277	15.43	49,918,724
Non-Qualified XV	1,073,135.508	15.25	16,365,317
Non-Qualified XVI	735,745.123	12.11	8,909,873
Non-Qualified XVIII	231,759.754	11.82	2,739,400
Non-Qualified XIX	683,521.409	11.92	8,147,575
Non-Qualified XX	80,017.087	16.22	1,297,877

	14,205,119.686		$286,206,244

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	444,733.406	$22.33	$9,930,897
Non-Qualified V (0.75)	773,618.415	23.45	18,141,352
Non-Qualified VII	2,530,753.578	26.48	67,014,355
Non-Qualified VIII	628,401.200	19.16	12,040,167
Non-Qualified IX	12,587.160	21.84	274,904
Non-Qualified X	35,428.468	22.33	791,118
Non-Qualified XII	7,107.165	13.37	95,023
Non-Qualified XIII	2,042,506.238	12.98	26,511,731
Non-Qualified XIV	2,518,930.550	12.69	31,965,229
Non-Qualified XV	815,056.668	12.55	10,228,961
Non-Qualified XVI	553,103.254	12.03	6,653,832
Non-Qualified XVIII	133,993.876	11.74	1,573,088
Non-Qualified XIX	542,688.039	11.84	6,425,426
Non-Qualified XX	11,456.194	14.05	160,960

	11,050,364.211		$191,807,043

Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	300,060.522	$17.96	$5,389,087
Non-Qualified V (0.75)	525,424.341	18.86	9,909,503
Non-Qualified VII	1,458,505.167	24.43	35,631,281
Non-Qualified VIII	344,767.932	16.32	5,626,613
Non-Qualified IX	10,322.281	17.57	181,362
Non-Qualified X	7,209.733	17.96	129,487
Non-Qualified XII	8,685.765	11.37	98,757
Non-Qualified XIII	1,367,287.781	8.89	12,155,188
Non-Qualified XIV	1,203,083.885	8.72	10,490,891
Non-Qualified XV	346,035.635	8.63	2,986,288
Non-Qualified XVI	600,141.756	6.65	3,990,943
Non-Qualified XVIII	123,644.428	6.49	802,452
Non-Qualified XIX	398,885.159	6.54	2,608,709
Non-Qualified XX	3,344.309	13.09	43,777

	6,697,398.694		$90,044,338

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:			$2,479,825
Contracts in accumulation period:
Non-Qualified VII	826,797.762	$13.08	10,814,515
Non-Qualified VIII	216,964.455	11.85	2,571,029
Non-Qualified XIII	852,665.782	9.18	7,827,472
Non-Qualified XIV	944,627.392	8.97	8,473,308
Non-Qualified XV	307,221.557	8.87	2,725,055
Non-Qualified XVI	229,329.724	10.30	2,362,096
Non-Qualified XVIII	81,489.059	10.05	818,965
Non-Qualified XIX	168,757.370	10.13	1,709,512

	3,627,853.101		$39,781,777

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	2,079,099.337	$22.90	$47,611,375
Non-Qualified VIII	458,510.140	19.27	8,835,490

	2,537,609.477		$56,446,865

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	105,178.541	$16.68	$1,754,378
Non-Qualified VIII	280.537	16.40	4,601

	105,459.078		$1,758,979

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	131,286.069	$17.76	$2,331,641
Non-Qualified V (0.75)	212,199.251	18.66	3,959,638
Non-Qualified VII	369,972.321	19.38	7,170,064
Non-Qualified VIII	63,414.253	16.58	1,051,408
Non-Qualified IX	1,125.620	17.38	19,563
Non-Qualified X	23,281.280	17.76	413,476
Non-Qualified XII	613.435	12.98	7,962
Non-Qualified XX	6,566.232	15.98	104,928

	808,458.461		$15,058,680

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	72,193.388	$15.80	$1,140,656
Non-Qualified V (0.75)	198,335.494	16.16	3,205,102
Non-Qualified IX	2,645.817	15.62	41,328
Non-Qualified XII	399.462	16.12	6,439
Non-Qualified XX	4,270.313	15.87	67,770

	277,844.474		$4,461,295

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series L
Contracts in accumulation period:
Non-Qualified VII	42,949.560	$10.06	$432,073
Non-Qualified VIII	12,401.846	10.14	125,755
Non-Qualified XIII	572,458.188	10.29	5,890,595
Non-Qualified XIV	561,183.324	10.14	5,690,399
Non-Qualified XV	452,031.055	10.06	4,547,432
Non-Qualified XVI	958,163.167	10.03	9,610,377
Non-Qualified XVIII	602,407.351	9.80	5,903,592
Non-Qualified XIX	795,809.070	9.88	7,862,594

	3,997,403.561		$40,062,817

ING GET Fund - Series M
Contracts in accumulation period:
Non-Qualified VII	93,195.629	$10.11	$942,208
Non-Qualified VIII	1,247.917	10.18	12,704
Non-Qualified XIII	927,347.603	10.33	9,579,501
Non-Qualified XIV	895,355.638	10.18	9,114,720
Non-Qualified XV	384,945.315	10.11	3,891,797
Non-Qualified XVI	1,625,301.894	10.08	16,383,043
Non-Qualified XVIII	823,027.219	9.86	8,115,048
Non-Qualified XIX	1,271,006.020	9.94	12,633,800

	6,021,427.235		$60,672,821

ING GET Fund - Series N
Contracts in accumulation period:
Non-Qualified VII	96,119.492	$10.27	$987,147
Non-Qualified VIII	2,028.989	10.34	20,980
Non-Qualified XIII	705,142.717	10.49	7,396,947
Non-Qualified XIV	502,255.885	10.34	5,193,326
Non-Qualified XV	252,683.903	10.27	2,595,064
Non-Qualified XVI	1,687,024.599	10.25	17,292,002
Non-Qualified XVIII	476,100.215	10.04	4,780,046
Non-Qualified XIX	1,133,221.591	10.11	11,456,870

	4,854,577.391		$49,722,382

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series P
Contracts in accumulation period:
Non-Qualified VII	190,653.901	$10.04	$1,914,165
Non-Qualified VIII	17,546.551	10.11	177,396
Non-Qualified XIII	512,003.658	10.24	5,242,917
Non-Qualified XIV	321,821.812	10.11	3,253,619
Non-Qualified XV	212,525.865	10.04	2,133,760
Non-Qualified XVI	961,789.320	10.02	9,637,129
Non-Qualified XVIII	564,699.854	9.82	5,545,353
Non-Qualified XIX	802,882.053	9.89	7,940,504

	3,583,923.014		$35,844,843

ING GET Fund - Series Q
Contracts in accumulation period:
Non-Qualified VII	88,235.162	$10.33	$911,469
Non-Qualified VIII	15,411.537	10.39	160,126
Non-Qualified XIII	531,909.218	10.52	5,595,685
Non-Qualified XIV	325,646.751	10.39	3,383,470
Non-Qualified XV	43,727.244	10.33	451,702
Non-Qualified XVI	978,460.290	10.31	10,087,926
Non-Qualified XVIII	316,870.092	10.12	3,206,725
Non-Qualified XIX	800,874.162	10.18	8,152,899

	3,101,134.456		$31,950,002

ING GET Fund - Series R
Contracts in accumulation period:
Non-Qualified VII	71,863.310	$10.57	$759,595
Non-Qualified VIII	14,366.875	10.63	152,720
Non-Qualified XIII	432,516.914	10.76	4,653,882
Non-Qualified XIV	249,939.040	10.63	2,656,852
Non-Qualified XV	84,586.364	10.57	894,078
Non-Qualified XVI	623,516.393	10.55	6,578,098
Non-Qualified XVIII	234,499.212	10.37	2,431,757
Non-Qualified XIX	714,591.014	10.43	7,453,184

	2,425,879.122		$25,580,166

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series S
Contracts in accumulation period:
Non-Qualified V	15,593.252	$10.65	$166,068
Non-Qualified V (0.75)	122,216.399	10.84	1,324,826
Non-Qualified VII	220,162.207	10.50	2,311,703
Non-Qualified VIII	43,276.672	10.56	457,002
Non-Qualified XIII	360,604.172	10.67	3,847,647
Non-Qualified XIV	281,840.302	10.56	2,976,234
Non-Qualified XV	79,797.696	10.50	837,876
Non-Qualified XVI	693,863.777	10.48	7,271,692
Non-Qualified XVIII	333,523.371	10.31	3,438,626
Non-Qualified XIX	843,396.280	10.37	8,746,019

	2,994,274.128		$31,377,693

ING GET Fund - Series T
Contracts in accumulation period:
Non-Qualified VII	114,198.022	$10.50	$1,199,079
Non-Qualified VIII	22,024.648	10.55	232,360
Non-Qualified XIII	314,675.402	10.66	3,354,440
Non-Qualified XIV	165,198.536	10.55	1,742,845
Non-Qualified XV	80,564.344	10.50	845,926
Non-Qualified XVI	698,647.440	10.48	7,321,825
Non-Qualified XVIII	189,227.090	10.33	1,954,716
Non-Qualified XIX	714,081.759	10.38	7,412,169

	2,298,617.241		$24,063,360

ING GET Fund - Series U
Contracts in accumulation period:
Non-Qualified VII	54,223.609	$10.65	$577,481
Non-Qualified VIII	9,929.616	10.70	106,247
Non-Qualified XIII	291,171.581	10.80	3,144,653
Non-Qualified XIV	138,009.464	10.70	1,476,701
Non-Qualified XV	46,110.354	10.65	491,075
Non-Qualified XVI	861,577.286	10.63	9,158,567
Non-Qualified XVIII	146,365.745	10.48	1,533,913
Non-Qualified XIX	666,676.899	10.53	7,020,108

	2,214,064.554		$23,508,745

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series V
Contracts in accumulation period:
Non-Qualified VII	89,720.707	$9.67	$867,599
Non-Qualified VIII	19,229.682	9.71	186,720
Non-Qualified XIII	397,208.618	9.79	3,888,672
Non-Qualified XIV	268,770.008	9.71	2,609,757
Non-Qualified XV	91,409.358	9.67	883,928
Non-Qualified XVI	1,868,081.039	9.66	18,045,663
Non-Qualified XVIII	233,182.644	9.53	2,222,231
Non-Qualified XIX	1,603,855.336	9.57	15,348,896

	4,571,457.392		$44,053,466

ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,985.586	$12.47	$37,230
Non-Qualified V (0.75)	1,337.607	12.51	16,733
Non-Qualified IX	1,543.921	12.45	19,222
Non-Qualified XII	10,240.851	12.51	128,113

	16,107.965		$201,298

ING American Funds Growth Portfolio
Currently payable annuity contracts:			$1,301,963
Contracts in accumulation period:
Non-Qualified XIII	535,898.103	$12.03	6,446,854
Non-Qualified XIV	532,331.014	11.99	6,382,649
Non-Qualified XV	180,865.574	11.96	2,163,152
Non-Qualified XVI	171,539.221	11.96	2,051,609
Non-Qualified XVIII	34,596.699	11.89	411,355
Non-Qualified XIX	140,837.938	11.92	1,678,788

	1,596,068.549		$20,436,370

ING American Funds Growth-Income Portfolio
Currently payable annuity contracts:			$1,712,341
Contracts in accumulation period:
Non-Qualified XIII	560,145.459	$10.82	6,060,774
Non-Qualified XIV	698,605.143	10.78	7,530,963
Non-Qualified XV	292,364.424	10.76	3,145,841
Non-Qualified XVI	124,943.019	10.75	1,343,137
Non-Qualified XVIII	46,654.338	10.70	499,201
Non-Qualified XIX	173,411.928	10.72	1,858,976

	1,896,124.311		$22,151,233

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds International Portfolio
Currently payable annuity contracts:			$290,695
Contracts in accumulation period:
Non-Qualified XIII	775,023.938	$12.71	9,850,554
Non-Qualified XIV	632,879.010	12.66	8,012,248
Non-Qualified XV	277,605.459	12.64	3,508,933
Non-Qualified XVI	240,660.023	12.63	3,039,536
Non-Qualified XVIII	49,272.168	12.57	619,351
Non-Qualified XIX	192,893.128	12.59	2,428,524

	2,168,333.726		$27,749,841

ING Evergreen Health Sciences Portfolio - Class S
Contracts in accumulation period:
Non-Qualified V	7,130.071	$11.21	$79,928
Non-Qualified V (0.75)	37,857.238	11.24	425,515

	44,987.309		$505,443

ING Evergreen Omega Portfolio - Institutional Class
Currently payable annuity contracts:			$1,069,274
Contracts in accumulation period:
Non-Qualified VII	450,766.593	$10.17	4,584,296
Non-Qualified VIII	2,763.821	10.18	28,136
Non-Qualified XIII	266,160.820	11.36	3,023,587
Non-Qualified XIV	370,605.887	11.34	4,202,671
Non-Qualified XV	182,653.551	11.33	2,069,465
Non-Qualified XVI	67,412.522	11.32	763,110
Non-Qualified XVIII	72,585.858	11.29	819,494
Non-Qualified XIX	79,175.762	11.30	894,686

	1,492,124.814		$17,454,719

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	10,196.694	$11.82	$120,525
Non-Qualified V (0.75)	17,853.969	11.86	211,748
Non-Qualified XX	2,004.167	11.85	23,749

	30,054.830		$356,022

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Earnings Growth Portfolio - Institutional Class
Currently payable annuity contracts:			$1,116,500
Contracts in accumulation period:
Non-Qualified VII	448,586.936	$9.90	4,441,011
Non-Qualified VIII	4,020.585	9.91	39,844
Non-Qualified XIII	516,047.290	10.57	5,454,620
Non-Qualified XIV	664,812.144	10.55	7,013,768
Non-Qualified XV	230,959.109	10.54	2,434,309
Non-Qualified XVI	138,559.690	10.54	1,460,419
Non-Qualified XVIII	80,952.576	10.50	850,002
Non-Qualified XIX	215,265.829	10.52	2,264,597

	2,299,204.159		$25,075,070

ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	106,026.765	$10.97	$1,163,114
Non-Qualified VIII	4,253.460	10.97	46,660

	110,280.225		$1,209,774

ING JPMorgan Emerging Markets Equity Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	63,148.643	$13.40	$846,192
Non-Qualified V (0.75)	125,409.732	13.45	1,686,761
Non-Qualified IX	2,809.842	13.38	37,596
Non-Qualified XX	3,706.340	13.43	49,776

	195,074.557		$2,620,325

ING JPMorgan Small Cap Equity Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	350,675.627	$11.44	$4,011,729
Non-Qualified XIV	198,718.561	11.42	2,269,366
Non-Qualified XV	87,952.317	11.40	1,002,656
Non-Qualified XVI	96,924.651	11.40	1,104,941
Non-Qualified XVIII	12,054.706	11.36	136,941
Non-Qualified XIX	56,721.389	11.38	645,489

	803,047.251		$9,171,122

ING JPMorgan Small Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	1,413.453	$11.33	$16,014

	1,413.453		$16,014

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Value Opportunities Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	1,443,294.423	$10.69	$15,428,817
Non-Qualified XIV	1,356,387.816	10.67	14,472,658
Non-Qualified XV	416,163.263	10.66	4,436,300
Non-Qualified XVI	482,299.263	10.65	5,136,487
Non-Qualified XVIII	124,496.596	10.62	1,322,154
Non-Qualified XIX	401,041.886	10.63	4,263,075

	4,223,683.247		$45,059,491

ING JPMorgan Value Opportunities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified VII	290,701.681	$10.64	$3,093,066
Non-Qualified VIII	9,770.830	10.65	104,059

	300,472.511		$3,197,125

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,624.932	$13.31	$34,938
Non-Qualified V (0.75)	160,644.892	13.42	2,155,854
Non-Qualified XX	7.566	13.38	101

	163,277.390		$2,190,893

ING Legg Mason Value Portfolio - Institutional Class
Currently payable annuity contracts:			$2,426,890
Contracts in accumulation period:
Non-Qualified XIII	833,421.502	$11.53	9,609,350
Non-Qualified XIV	1,274,622.393	11.49	14,645,411
Non-Qualified XV	477,998.974	11.47	5,482,648
Non-Qualified XVI	186,563.470	11.47	2,139,883
Non-Qualified XVIII	70,553.112	11.41	805,011
Non-Qualified XIX	235,912.080	11.43	2,696,475

	3,079,071.531		$37,805,668

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,031.614	$11.48	$23,323
Non-Qualified V (0.75)	59,106.210	11.52	680,904
Non-Qualified IX	2,370.320	11.46	27,164

	63,508.144		$731,391

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Aggressive Growth Portfolio - Service 1 Class
Contracts in accumulation period:
Non-Qualified XIII	7,262.640	$10.58	$76,839
Non-Qualified XIV	29,460.237	10.57	311,395
Non-Qualified XV	2,017.580	10.56	21,306
Non-Qualified XVI	6,772.668	10.56	71,519
Non-Qualified XIX	4,844.648	10.55	51,111

	50,357.773		$532,170

ING LifeStyle Growth Portfolio - Service 1 Class
Contracts in accumulation period:
Non-Qualified XIII	31,852.453	$10.48	$333,814
Non-Qualified XIV	46,008.480	10.46	481,249
Non-Qualified XV	32,061.494	10.46	335,363
Non-Qualified XVI	44,165.492	10.46	461,971
Non-Qualified XVIII	11,984.715	10.44	125,120
Non-Qualified XIX	53,992.750	10.45	$564,224

	220,065.384		$2,301,741

ING LifeStyle Moderate Growth Portfolio - Service 1 Class
Contracts in accumulation period:
Non-Qualified XIII	41,000.136	$10.35	$424,351
Non-Qualified XIV	123,460.714	10.34	1,276,584
Non-Qualified XV	36,312.765	10.33	375,111
Non-Qualified XVI	71,476.573	10.33	738,353
Non-Qualified XVIII	101.256	10.32	1,045
Non-Qualified XIX	60,185.513	10.32	621,114

	332,536.957		$3,436,558

ING LifeStyle Moderate Portfolio - Service 1 Class
Contracts in accumulation period:
Non-Qualified XIII	26,083.934	$10.27	$267,882
Non-Qualified XIV	217,752.649	10.26	2,234,142
Non-Qualified XV	30,014.165	10.26	307,945
Non-Qualified XVI	34,275.674	10.26	351,668
Non-Qualified XVIII	5,542.844	10.24	56,759
Non-Qualified XIX	69,696.324	10.24	713,690

	383,365.590		$3,932,086

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	7,541.022	$11.39	$85,892
Non-Qualified V (0.75)	10,903.000	11.42	124,512

	18,444.022		$210,404

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico International Opportunities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	7,805.645	$12.43	$97,024
Non-Qualified V (0.75)	15,884.350	12.47	198,078
Non-Qualified XII	41.690	12.47	520
Non-Qualified XIII	192,877.839	12.45	2,401,329
Non-Qualified XIV	248,833.230	12.43	3,092,997
Non-Qualified XV	56,940.467	12.42	707,201
Non-Qualified XVI	73,229.777	12.41	908,782
Non-Qualified XVIII	11,954.175	12.37	147,873
Non-Qualified XIX	58,826.952	12.39	728,866
Non-Qualified XX	10,240.622	12.46	127,598

	676,634.747		$8,410,268

ING Mercury Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	22,274.757	$11.67	$259,946
Non-Qualified XIV	69,846.843	11.64	813,017
Non-Qualified XV	34,487.265	11.63	401,087
Non-Qualified XVI	11,904.217	11.63	138,446
Non-Qualified XVIII	2,304.538	11.59	26,710
Non-Qualified XIX	5,212.470	11.60	60,465

	146,030.090		$1,699,671

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	2,762,120.354	$10.42	$28,781,294
Non-Qualified VIII	825,260.699	10.43	8,607,469
Non-Qualified XIII	3,060,671.127	10.46	32,014,620
Non-Qualified XIV	3,876,559.997	10.43	40,432,521
Non-Qualified XV	1,210,322.818	10.42	12,611,564
Non-Qualified XVI	1,189,550.200	10.42	12,395,113
Non-Qualified XVIII	205,538.477	10.39	2,135,545
Non-Qualified XIX	779,687.965	10.40	8,108,755

	13,909,711.637		$145,086,881

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	54,774.367	$12.59	$689,609
Non-Qualified V (0.75)	105,538.530	12.76	1,346,672
Non-Qualified IX	1,927.809	13.03	25,119
Non-Qualified X	1,078.518	12.59	13,579
Non-Qualified XII	2,065.221	12.74	26,311
Non-Qualified XX	21,504.823	12.69	272,896

	186,889.268		$2,374,186

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	7,717.870	$11.41	$88,061
Non-Qualified V (0.75)	21,627.565	11.45	247,636
Non-Qualified IX	459.700	11.39	5,236
Non-Qualified XX	11,181.090	11.43	127,800

	40,986.225		$468,733

ING Oppenheimer Main Street Portfolio® - Institutional Class
Currently payable annuity contracts:			$37,055
Contracts in accumulation period:
Non-Qualified VII	49,331.451	$11.04	544,619
Non-Qualified VIII	12,733.567	11.05	140,706
Non-Qualified XIII	20,482.293	11.08	226,944
Non-Qualified XIV	41,746.238	11.05	461,296
Non-Qualified XV	5,715.825	11.04	63,103
Non-Qualified XVI	6,078.305	11.04	67,104
Non-Qualified XVIII	375.585	11.00	4,131
Non-Qualified XIX	3,962.230	11.01	43,624

	140,425.494		$1,588,582

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	2,415.762	$11.02	$26,622

	2,415.762		$26,622

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,700.611	$10.48	$28,302
Non-Qualified V (0.75)	84,185.334	10.52	885,630
Non-Qualified VII	191,703.932	10.51	2,014,808
Non-Qualified VIII	5,454.405	10.52	57,380
Non-Qualified XIII	100.770	10.54	1,062

	284,145.052		$2,987,182

ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:			$4,200,641
Contracts in accumulation period:
Non-Qualified XIII	552,003.103	$11.02	6,083,074
Non-Qualified XIV	914,116.706	11.00	10,055,284
Non-Qualified XV	325,746.582	10.99	3,579,955
Non-Qualified XVI	94,286.492	10.98	1,035,266
Non-Qualified XVIII	48,242.473	10.95	528,255
Non-Qualified XIX	161,817.115	10.96	1,773,516

	2,096,212.471		$27,255,991

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,911.867	$10.93	$152,057
Non-Qualified V (0.75)	65,688.039	10.97	720,598
Non-Qualified XII	409.003	10.97	4,487
Non-Qualified XX	85.665	10.95	938

	80,094.574		$878,080

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	74,265.071	$14.18	$1,053,079
Non-Qualified V (0.75)	254,297.070	14.37	3,654,249
Non-Qualified IX	1,003.362	14.98	15,030
Non-Qualified XX	3,655.344	14.29	52,235

	333,220.847		$4,774,593

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	118,319.345	$10.85	$1,283,765
Non-Qualified XIV	362,788.172	10.83	3,928,996
Non-Qualified XV	54,192.445	10.82	586,362
Non-Qualified XVI	97,716.468	10.82	1,057,292
Non-Qualified XVIII	17,383.803	10.78	187,397
Non-Qualified XIX	57,381.910	10.79	619,151

	707,782.143		$7,662,963

ING Van Kampen Growth and Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	40,000.361	$11.04	$441,604
Non-Qualified V (0.75)	80,719.710	11.08	894,374
Non-Qualified IX	16.980	11.02	187
Non-Qualified XII	402.221	11.08	4,457

	121,139.272		$1,340,622

ING American Century Large Company Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,736.674	$11.02	$52,198
Non-Qualified V (0.75)	6,628.185	11.23	74,435
Non-Qualified XX	234.732	13.27	3,115

	11,599.591		$129,748

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Select Portfolio - Initial Class
Currently payable annuity contracts:			$4,590,716
Contracts in accumulation period:
Non-Qualified V	327,785.824	$10.16	3,330,304
Non-Qualified V (0.75)	409,820.375	10.20	4,180,168
Non-Qualified VII	1,538,460.664	10.72	16,492,298
Non-Qualified VIII	221,693.787	10.73	2,378,774
Non-Qualified IX	7,125.230	10.14	72,250
Non-Qualified X	19,093.452	10.16	193,989
Non-Qualified XII	2,498.879	10.20	25,489
Non-Qualified XIII	1,118,328.356	10.75	12,022,030
Non-Qualified XIV	1,573,597.433	10.73	16,884,700
Non-Qualified XV	539,284.235	10.72	5,781,127
Non-Qualified XVI	111,508.292	10.72	1,195,369
Non-Qualified XVIII	56,269.242	10.68	600,956
Non-Qualified XIX	127,959.193	10.69	1,367,884
Non-Qualified XX	882.177	10.19	8,989

	6,054,307.139		$69,125,043

ING American Century Small Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	20,574.859	$13.80	$283,933
Non-Qualified V (0.75)	77,831.149	14.06	1,094,306
Non-Qualified IX	566.083	13.68	7,744
Non-Qualified XII	409.106	14.03	5,740
Non-Qualified XX	7,446.077	16.02	119,286

	106,827.274		$1,511,009

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	54,363.025	$15.34	$833,929
Non-Qualified V (0.75)	177,403.962	15.62	2,771,050
Non-Qualified IX	2,760.250	15.20	41,956
Non-Qualified XII	416.298	15.59	6,490
Non-Qualified XX	13,287.506	17.25	229,209

	248,231.041		$3,882,634

ING Davis Venture Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	31,022.494	$11.69	$362,653
Non-Qualified V (0.75)	49,593.459	11.91	590,658
Non-Qualified IX	2,282.731	11.31	25,818
Non-Qualified XX	219.108	14.15	3,100

	83,117.792		$982,229

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Fundamental Research Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	642.456	$11.46	$7,363
Non-Qualified V (0.75)	956.885	11.68	11,176

	1,599.341		$18,539

ING Goldman Sachs® Capital Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	6,385.807	$10.61	$67,753
Non-Qualified V (0.75)	26,821.879	10.81	289,945
Non-Qualified XII	872.978	10.79	9,419
Non-Qualified XX	933.773	12.72	11,878

	35,014.437		$378,995

ING JPMorgan Fleming International Portfolio - Initial Class
Currently payable annuity contracts:			$2,593,441
Contracts in accumulation period:
Non-Qualified V	200,117.199	$24.91	4,984,919
Non-Qualified V (0.75)	188,204.069	26.17	4,925,300
Non-Qualified VII	276,429.970	13.62	3,764,976
Non-Qualified VIII	88,832.650	13.79	1,225,002
Non-Qualified IX	4,664.146	24.37	113,665
Non-Qualified X	2,817.145	24.91	70,175
Non-Qualified XII	3,676.771	12.07	44,379
Non-Qualified XIII	907,476.270	11.17	10,136,510
Non-Qualified XIV	845,389.239	10.92	9,231,650
Non-Qualified XV	265,869.669	10.80	2,871,392
Non-Qualified XVI	198,880.198	9.21	1,831,687
Non-Qualified XVIII	58,792.259	8.99	528,542
Non-Qualified XIX	161,624.231	9.06	1,464,316
Non-Qualified XX	1,470.021	14.46	21,257

	3,204,243.837		$43,807,211

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	41,697.520	$15.03	$626,714
Non-Qualified V (0.75)	79,289.031	15.30	1,213,122
Non-Qualified IX	1,756.901	14.89	26,160
Non-Qualified XX	13,760.818	17.10	235,310

	136,504.270		$2,101,306

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Capital Opportunities Portfolio - Initial Class
Currently payable annuity contracts:			$3,135,409
Contracts in accumulation period:
Non-Qualified V	147,961.562	$26.49	3,919,502
Non-Qualified V (0.75)	97,299.529	27.83	2,707,846
Non-Qualified VII	422,122.131	12.44	5,251,199
Non-Qualified VIII	124,381.793	12.59	1,565,967
Non-Qualified IX	4,283.086	25.92	111,018
Non-Qualified X	3,729.332	26.49	98,790
Non-Qualified XIII	446,018.975	10.32	4,602,916
Non-Qualified XIV	525,423.730	10.09	5,301,525
Non-Qualified XV	124,376.354	9.98	1,241,276
Non-Qualified XVI	208,656.368	6.31	1,316,622
Non-Qualified XVIII	82,578.519	6.16	508,684
Non-Qualified XIX	135,010.459	6.21	838,415
Non-Qualified XX	287.277	13.34	3,832

	2,322,129.115		$30,603,001

ING OpCap Balanced Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	55,196.399	$11.86	$654,629
Non-Qualified V (0.75)	57,715.464	12.08	697,203
Non-Qualified IX	7,002.059	11.26	78,843
Non-Qualified XX	942.079	14.11	13,293

	120,856.001		$1,443,968

ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:			$5,274,832
Contracts in accumulation period:
Non-Qualified V	946,186.920	$11.65	11,023,078
Non-Qualified V (0.75)	2,419,449.117	11.70	28,307,555
Non-Qualified VII	6,278,643.128	12.00	75,343,718
Non-Qualified VIII	1,038,532.144	12.02	12,483,156
Non-Qualified IX	50,577.574	11.62	587,711
Non-Qualified X	35,012.690	11.65	407,898
Non-Qualified XII	42,917.519	11.70	502,135
Non-Qualified XIII	1,912,408.689	12.04	23,025,401
Non-Qualified XIV	1,802,269.480	12.02	21,663,279
Non-Qualified XV	518,931.438	12.00	6,227,177
Non-Qualified XVI	290,218.161	12.00	3,482,618
Non-Qualified XVIII	141,517.633	11.96	1,692,551
Non-Qualified XIX	258,587.235	11.98	3,097,875
Non-Qualified XX	38,506.935	11.68	449,761

	15,773,758.663		$193,568,745

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Strategic Income Portfolio - Initial Class
Currently payable annuity contracts:			$2,776,602
Contracts in accumulation period:
Non-Qualified V	235,801.197	$10.01	2,360,370
Non-Qualified V (0.75)	470,644.812	10.05	4,729,980
Non-Qualified VII	1,713,163.005	10.10	17,302,946
Non-Qualified VIII	411,905.392	10.11	4,164,364
Non-Qualified IX	3,653.387	9.99	36,497
Non-Qualified X	11,135.916	10.01	111,471
Non-Qualified XII	1,338.829	10.05	13,455
Non-Qualified XIII	1,293,592.516	10.13	13,104,092
Non-Qualified XIV	1,677,193.428	10.11	16,956,426
Non-Qualified XV	582,518.392	10.10	5,883,436
Non-Qualified XVI	422,800.232	10.10	4,270,282
Non-Qualified XVIII	98,236.591	10.06	988,260
Non-Qualified XIX	264,685.709	10.07	2,665,385
Non-Qualified XX	15,501.898	10.03	155,484

	7,202,171.304		$75,519,050

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	130,039.680	$11.44	$1,487,654
Non-Qualified V (0.75)	332,102.803	11.65	3,868,998
Non-Qualified IX	17,478.032	11.33	198,026
Non-Qualified XX	12,229.471	11.31	138,315

	491,849.986		$5,692,993

ING Salomon Brothers Aggressive Growth Portfolio -Initial Class
Currently payable annuity contracts:			$1,843,029
Contracts in accumulation period:
Non-Qualified V	280,808.147	$15.69	4,405,880
Non-Qualified V (0.75)	230,508.620	16.48	3,798,782
Non-Qualified VII	1,552,598.878	14.96	23,226,879
Non-Qualified VIII	266,521.853	10.26	2,734,514
Non-Qualified IX	12,873.153	15.35	197,603
Non-Qualified X	13,528.233	15.69	212,258
Non-Qualified XII	635.008	9.00	5,715
Non-Qualified XIII	444,305.631	8.52	3,785,484
Non-Qualified XIV	578,148.623	8.33	4,815,978
Non-Qualified XV	185,081.266	8.24	1,525,070
Non-Qualified XVI	134,193.067	5.79	776,978
Non-Qualified XVIII	78,560.127	5.65	443,865
Non-Qualified XIX	101,220.884	5.69	575,947
Non-Qualified XX	723.457	15.05	10,888

	3,879,706.947		$48,358,870

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,298.590	$10.68	$35,229
Non-Qualified V (0.75)	3,046.354	10.72	32,657

	6,344.944		$67,886

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,312.538	$10.91	$14,320
Non-Qualified V (0.75)	10,099.797	10.94	110,492

	11,412.335		$124,812

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	292.078	$11.07	$3,233

	292.078		$3,233

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	274.070	$11.27	$3,089

	274.070		$3,089

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,350.584	$10.30	$137,511

	13,350.584		$137,511

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	810,722.534	$11.09	$8,990,913
Non-Qualified V (0.75)	1,021,433.957	11.14	11,378,774
Non-Qualified VII	1,689,424.476	11.69	19,749,372
Non-Qualified VIII	286,322.726	11.70	3,349,976
Non-Qualified IX	31,361.642	11.07	347,173
Non-Qualified X	27,390.078	11.09	303,756
Non-Qualified XII	2,043.771	11.14	22,768
Non-Qualified XIII	1,630,597.809	11.73	19,126,912
Non-Qualified XIV	1,300,667.956	11.70	15,217,815
Non-Qualified XV	502,343.766	11.69	5,872,399
Non-Qualified XVI	300,794.708	11.68	3,513,282
Non-Qualified XVIII	108,134.944	11.65	1,259,772
Non-Qualified XIX	140,391.683	11.66	1,636,967
Non-Qualified XX	5,717.424	11.12	63,578

	7,857,347.474		$90,833,457

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Currently payable annuity contracts:			$6,484,222
Contracts in accumulation period:
Non-Qualified V	196,160.528	$21.41	4,199,797
Non-Qualified V (0.75)	344,626.143	22.50	7,754,088
Non-Qualified VII	1,536,642.600	26.93	41,381,785
Non-Qualified VIII	197,597.119	19.67	3,886,735
Non-Qualified IX	13,074.714	20.95	273,915
Non-Qualified X	9,402.683	21.41	201,311
Non-Qualified XII	1,949.554	13.30	25,929
Non-Qualified XX	7,203.301	14.53	104,664

	2,306,656.642		$64,312,446

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	248,139.475	$15.66	$3,885,864
Non-Qualified V (0.75)	195,565.393	16.45	3,217,051
Non-Qualified VI	19,101.857	13.29	253,864
Non-Qualified VII	1,141,400.387	15.34	17,509,082
Non-Qualified VIII	203,457.939	10.65	2,166,827
Non-Qualified IX	6,068.805	15.32	92,974
Non-Qualified X	114,960.418	15.66	1,800,280
Non-Qualified XI	9,247.616	13.29	122,901
Non-Qualified XII	439.812	10.93	4,807
Non-Qualified XIII	309,846.388	10.44	3,234,796
Non-Qualified XIV	433,550.288	10.21	4,426,548
Non-Qualified XV	146,851.762	10.10	1,483,203
Non-Qualified XVI	162,300.680	7.56	1,226,993
Non-Qualified XVIII	36,902.278	7.38	272,339
Non-Qualified XIX	76,813.160	7.44	571,490

	3,104,646.258		$40,269,019

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	49,772.536	$12.53	$623,650
Non-Qualified V (0.75)	187,238.330	12.77	2,391,033
Non-Qualified IX	1,685.994	12.42	20,940
Non-Qualified XII	624.205	12.74	7,952
Non-Qualified XX	12,292.066	14.68	180,448

	251,613.131		$3,224,023

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	666,186.648	$10.69	$7,121,535
Non-Qualified V (0.75)	934,232.171	10.73	10,024,311
Non-Qualified VII	3,280,731.318	10.88	35,694,357
Non-Qualified VIII	824,274.619	10.89	8,976,351
Non-Qualified IX	6,949.141	10.66	74,078
Non-Qualified X	22,006.765	10.69	235,252
Non-Qualified XII	5,386.764	10.73	57,800
Non-Qualified XIII	2,802,327.377	10.91	30,573,392
Non-Qualified XIV	3,045,908.605	10.89	33,169,945
Non-Qualified XV	991,075.294	10.88	10,782,899
Non-Qualified XVI	472,599.305	10.87	5,137,154
Non-Qualified XVIII	113,062.286	10.84	1,225,595
Non-Qualified XIX	288,982.853	10.85	3,135,464
Non-Qualified XX	8,585.461	10.71	91,950

	13,462,308.607		$146,300,083

ING Van Kampen Equity and Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	143.890	$11.91	$1,714

	143.890		$1,714

ING VP Strategic Allocation Balanced Portfolio - Class I
Currently payable annuity contracts:			$4,785,887
Contracts in accumulation period:
Non-Qualified V	59,245.950	$17.76	1,052,208
Non-Qualified V (0.75)	66,485.220	18.65	1,239,949
Non-Qualified VII	688,961.140	17.47	12,036,151
Non-Qualified VIII	132,032.709	15.98	2,109,883
Non-Qualified IX	501.012	17.37	8,703
Non-Qualified X	2,679.075	18.30	49,027
Non-Qualified XX	2,924.677	12.95	37,875

	952,829.783		$21,319,683

ING VP Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:			$3,150,580
Contracts in accumulation period:
Non-Qualified V	74,359.473	$18.62	1,384,573
Non-Qualified V (0.75)	128,491.658	19.56	2,513,297
Non-Qualified VII	354,898.334	18.31	6,498,188
Non-Qualified VIII	61,873.159	16.45	1,017,813
Non-Qualified IX	2,861.922	18.22	52,144
Non-Qualified X	10,400.959	19.19	199,594

	632,885.505		$14,816,189

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Income Portfolio - Class I
Currently payable annuity contracts:			$3,117,556
Contracts in accumulation period:
Non-Qualified V	53,837.374	$17.21	926,541
Non-Qualified V (0.75)	44,620.520	18.08	806,739
Non-Qualified VII	515,600.622	16.93	8,729,119
Non-Qualified VIII	175,247.317	15.95	2,795,195
Non-Qualified IX	847.698	16.84	14,275
Non-Qualified X	5,338.816	17.74	94,711

	795,492.347		$16,484,136

ING VP Growth and Income Portfolio - Class I
Currently payable annuity contracts:			$88,509,281
Contracts in accumulation period:
Non-Qualified 1964	958.666	$231.60	222,027
Non-Qualified V	2,705,207.427	21.58	58,378,376
Non-Qualified V (0.75)	4,723,187.764	22.67	107,074,667
Non-Qualified VI	882,308.974	20.29	17,902,049
Non-Qualified VII	2,526,477.515	21.28	53,763,442
Non-Qualified VIII	536,181.600	14.38	7,710,291
Non-Qualified IX	46,556.488	21.11	982,807
Non-Qualified X	1,152,265.639	22.04	25,395,935
Non-Qualified XI	19,249.393	20.73	399,040
Non-Qualified XII	33,368.489	9.12	304,321
Non-Qualified XIII	955,102.690	8.74	8,347,598
Non-Qualified XIV	978,108.149	8.55	8,362,825
Non-Qualified XV	348,895.063	8.45	2,948,163
Non-Qualified XVI	204,503.923	7.54	1,541,960
Non-Qualified XVIII	64,416.914	7.36	474,108
Non-Qualified XIX	130,040.198	7.42	964,898
Non-Qualified XX	39,141.861	13.09	512,367

	15,345,970.753		$383,794,155

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Non-Qualified VII	42,180.128	$10.37	$437,408
Non-Qualified VIII	25,407.142	10.41	264,488
Non-Qualified XIII	451,060.282	10.49	4,731,622
Non-Qualified XIV	153,544.941	10.41	1,598,403
Non-Qualified XV	8,690.293	10.37	90,118
Non-Qualified XVI	557,398.284	10.36	5,774,646
Non-Qualified XVIII	94,714.341	10.24	969,875
Non-Qualified XIX	531,615.849	10.28	5,465,011

	1,864,611.260		$19,331,571

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Non-Qualified VII	79,034.911	$10.10	$798,253
Non-Qualified VIII	32,595.927	10.14	330,523
Non-Qualified XIII	296,339.634	10.21	3,025,628
Non-Qualified XIV	219,715.190	10.14	2,227,912
Non-Qualified XV	51,640.344	10.10	521,567
Non-Qualified XVI	425,159.088	10.09	4,289,855
Non-Qualified XVIII	62,204.062	9.98	620,797
Non-Qualified XIX	265,195.248	10.02	2,657,256

	1,431,884.404		$14,471,791

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Non-Qualified VII	1,005,671.050	$9.83	$9,885,746
Non-Qualified VIII	581,947.076	9.86	5,737,998
Non-Qualified XIII	746,884.345	9.92	7,409,093
Non-Qualified XIV	413,172.829	9.86	4,073,884
Non-Qualified XV	217,198.358	9.83	2,135,060
Non-Qualified XVI	416,956.847	9.82	4,094,516
Non-Qualified XVIII	68,542.718	9.73	666,921
Non-Qualified XIX	731,263.843	9.76	7,137,135

	4,181,637.066		$41,140,353

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Non-Qualified VII	41,826.384	$10.31	$431,230
Non-Qualified VIII	1,375.426	10.34	14,222
Non-Qualified XIII	91,163.321	10.39	947,187
Non-Qualified XIV	117,591.773	10.34	1,215,899
Non-Qualified XV	34,943.330	10.31	360,266
Non-Qualified XVI	144,005.413	10.30	1,483,256
Non-Qualified XVIII	13,445.677	10.21	137,280
Non-Qualified XIX	124,833.724	10.24	1,278,297

	569,185.048		$5,867,637

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	21,830.882	$10.55	$230,316
Non-Qualified VIII	20,413.741	10.57	215,773
Non-Qualified XIII	162,266.221	10.62	1,723,267
Non-Qualified XIV	30,426.748	10.57	321,611
Non-Qualified XV	31,394.218	10.55	331,209
Non-Qualified XVI	65,740.150	10.54	692,901
Non-Qualified XVIII	9,160.828	10.46	95,822
Non-Qualified XIX	32,999.591	10.49	346,166

	374,232.379		$3,957,065

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	778,495.419	$10.15	$7,901,729
Non-Qualified VIII	118,304.705	10.17	1,203,159
Non-Qualified XIII	2,088,071.943	10.21	21,319,215
Non-Qualified XIV	2,322,605.471	10.17	23,620,898
Non-Qualified XV	1,234,136.401	10.15	12,526,484
Non-Qualified XVI	129,594.196	10.14	1,314,085
Non-Qualified XVIII	7,173.457	10.08	72,308
Non-Qualified XIX	101,896.465	10.10	1,029,154

	6,780,278.057		$68,987,032

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	581,092.093	$10.04	$5,834,165
Non-Qualified VIII	55,071.489	10.06	554,019
Non-Qualified XIII	1,086,355.411	10.09	10,961,326
Non-Qualified XIV	1,357,541.000	10.06	13,656,862
Non-Qualified XV	945,426.529	10.04	9,492,082
Non-Qualified XVI	81,465.528	10.04	817,914
Non-Qualified XVIII	7,435.724	9.99	74,283
Non-Qualified XIX	183,365.116	10.00	1,833,651

	4,297,752.890		$43,224,302

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	355,240.364	$10.10	$3,587,928
Non-Qualified VIII	60,032.726	10.12	607,531
Non-Qualified XIII	1,172,884.599	10.12	11,869,592
Non-Qualified XIV	1,010,785.389	10.09	10,198,825
Non-Qualified XV	522,936.444	10.08	5,271,199
Non-Qualified XVI	31,745.198	10.08	319,992
Non-Qualified XVIII	17,333.501	10.05	174,202
Non-Qualified XIX	25,789.363	10.06	259,441

	3,196,747.584		$32,288,710

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	67,404.752	$9.98	$672,699
Non-Qualified VIII	402.320	10.00	4,023
Non-Qualified XIII	789,828.680	9.98	7,882,490
Non-Qualified XIV	824,225.279	9.97	8,217,526
Non-Qualified XV	573,354.389	9.96	5,710,610
Non-Qualified XVI	57,653.170	9.96	574,226
Non-Qualified XVIII	2,275.719	9.94	22,621
Non-Qualified XIX	21,956.471	9.95	218,467

	2,337,100.780		$23,302,662

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	31,685.245	$9.99	$316,536
Non-Qualified VIII	19,416.276	10.00	194,163
Non-Qualified XIII	740,046.028	9.98	7,385,659
Non-Qualified XIV	863,579.618	9.97	8,609,889
Non-Qualified XV	484,478.180	9.97	4,830,247
Non-Qualified XVI	11,518.755	9.97	114,842
Non-Qualified XVIII	1,684.321	9.96	16,776
Non-Qualified XIX	23,210.869	9.96	231,180

	2,175,619.292		$21,699,292

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	18,727.243	$10.01	$187,460
Non-Qualified VIII	4,273.886	10.01	42,782
Non-Qualified XIII	418,106.083	10.02	4,189,423
Non-Qualified XIV	553,361.368	10.01	5,539,147
Non-Qualified XV	303,692.497	10.01	3,039,962
Non-Qualified XVI	541,136.148	10.01	5,416,773
Non-Qualified XVIII	197,030.455	10.01	1,972,275
Non-Qualified XIX	388,803.462	10.01	3,891,923

	2,425,131.142		$24,279,745

ING VP Global Science and Technology Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	184,667.721	$3.98	$734,978
Non-Qualified V (0.75)	663,727.641	4.09	2,714,646
Non-Qualified VII	626,518.099	3.94	2,468,481
Non-Qualified VIII	56,741.781	3.98	225,832
Non-Qualified IX	21,304.082	3.92	83,512
Non-Qualified X	3,642.303	4.03	14,678
Non-Qualified XII	3,746.458	4.08	15,286
Non-Qualified XIII	377,307.356	4.04	1,524,322
Non-Qualified XIV	412,638.945	3.98	1,642,303
Non-Qualified XV	50,451.713	3.94	198,780
Non-Qualified XVI	130,803.771	4.11	537,604
Non-Qualified XVIII	26,587.736	4.01	106,617
Non-Qualified XIX	58,310.587	4.04	235,575
Non-Qualified XX	310.528	13.24	4,111

	2,616,758.721		$10,506,725

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth Portfolio - Class I
Currently payable annuity contracts:			$2,676,223
Contracts in accumulation period:
Non-Qualified V	46,692.906	$15.45	721,405
Non-Qualified V (0.75)	239,129.982	16.14	3,859,558
Non-Qualified VII	284,276.810	15.23	4,329,536
Non-Qualified VIII	144,025.624	15.44	2,223,756
Non-Qualified IX	1,444.141	15.12	21,835
Non-Qualified XII	330.037	10.03	3,310
Non-Qualified XIII	477,361.654	9.24	4,410,822
Non-Qualified XIV	401,215.133	9.03	3,622,973
Non-Qualified XV	96,334.865	8.93	860,270
Non-Qualified XVI	94,444.631	5.91	558,168
Non-Qualified XVIII	10,481.854	5.77	60,480
Non-Qualified XIX	61,865.978	5.82	360,060
Non-Qualified XX	227.843	13.67	3,115

	1,857,831.458		$23,711,511

ING VP Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:			$40,734,066
Contracts in accumulation period:
Non-Qualified V	209,639.332	$19.30	4,046,039
Non-Qualified V (0.75)	961,692.538	20.22	19,445,423
Non-Qualified VII	1,080,461.940	19.01	20,539,581
Non-Qualified VIII	444,521.176	18.96	8,428,122
Non-Qualified IX	15,813.847	18.88	298,565
Non-Qualified XII	7,604.893	11.77	89,510
Non-Qualified XIII	2,368,146.205	11.25	26,641,645
Non-Qualified XIV	1,983,341.967	11.00	21,816,762
Non-Qualified XV	864,908.467	10.87	9,401,555
Non-Qualified XVI	608,399.290	8.34	5,074,050
Non-Qualified XVIII	150,782.722	8.14	1,227,371
Non-Qualified XIX	278,871.572	8.20	2,286,747
Non-Qualified XX	95,128.653	13.56	1,289,945

	9,069,312.602		$161,319,381

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	113,380.484	$20.63	$2,339,039
Non-Qualified V (0.75)	699,184.282	21.44	14,990,511
Non-Qualified IX	8,898.369	20.24	180,103
Non-Qualified XII	30,048.331	22.30	670,078
Non-Qualified XX	7,610.205	16.06	122,220

	859,121.671		$18,301,951

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	96,702.560	$15.62	$1,510,494
Non-Qualified V (0.75)	491,004.556	16.23	7,969,004
Non-Qualified IX	7,192.440	15.33	110,260
Non-Qualified XII	15,806.727	17.45	275,827
Non-Qualified XX	3,126.884	16.32	51,031

	613,833.167		$9,916,616

ING VP International Equity Portfolio - Class I
Currently payable annuity contracts:			$2,432,343
Contracts in accumulation period:
Non-Qualified V	19,463.185	$10.89	211,954
Non-Qualified V (0.75)	67,615.700	11.31	764,734
Non-Qualified VII	212,377.344	10.75	2,283,056
Non-Qualified VIII	54,560.409	10.88	593,617
Non-Qualified XIII	349,029.950	10.41	3,633,402
Non-Qualified XIV	329,247.768	10.18	3,351,742
Non-Qualified XV	158,316.412	10.07	1,594,246
Non-Qualified XVI	180,345.115	8.20	1,478,830
Non-Qualified XVIII	18,075.708	8.00	144,606
Non-Qualified XIX	74,147.109	8.07	598,367

	1,463,178.700		$17,086,897

ING VP Small Company Portfolio - Class I
Currently payable annuity contracts:			$7,074,418
Contracts in accumulation period:
Non-Qualified V	36,008.016	$24.15	869,594
Non-Qualified V (0.75)	265,147.163	25.23	6,689,663
Non-Qualified VII	692,360.585	23.81	16,485,106
Non-Qualified VIII	221,559.147	24.13	5,346,222
Non-Qualified IX	2,578.771	23.63	60,936
Non-Qualified XII	21,145.601	17.39	367,722
Non-Qualified XIII	879,606.904	16.92	14,882,949
Non-Qualified XIV	657,269.389	16.54	10,871,236
Non-Qualified XV	169,005.305	16.36	2,764,927
Non-Qualified XVI	290,072.848	11.88	3,446,065
Non-Qualified XVIII	59,628.710	11.60	691,693
Non-Qualified XIX	237,992.586	11.69	2,782,133
Non-Qualified XX	416.438	15.40	6,413

	3,532,791.463		$72,339,077

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	38,388.178	$19.02	$730,143
Non-Qualified V (0.75)	137,082.071	19.87	2,723,821
Non-Qualified VII	398,293.491	18.76	7,471,986
Non-Qualified VIII	89,368.722	19.01	1,698,899
Non-Qualified IX	1,417.427	18.61	26,378
Non-Qualified XII	18,123.536	13.43	243,399
Non-Qualified XX	841.784	12.96	10,910

	683,515.209		$12,905,536

ING VP Value Opportunity Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	53,136.729	$9.94	$528,179
Non-Qualified XIV	50,102.179	9.94	498,016
Non-Qualified XV	5,494.379	9.94	54,614
Non-Qualified XVI	13,191.245	9.93	130,989
Non-Qualified XVIII	3,839.527	9.93	38,127
Non-Qualified XIX	18,782.330	9.93	186,509

	144,546.389		$1,436,434

ING VP Financial Services Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	2,171.723	$11.83	$25,691
Non-Qualified V (0.75)	8,377.412	11.93	99,943

	10,549.135		$125,634

ING VP International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	40,383.352	$12.82	$517,715
Non-Qualified V (0.75)	227,187.969	13.11	2,978,434
Non-Qualified IX	7,471.256	12.68	94,736
Non-Qualified XII	25,887.896	13.08	338,614
Non-Qualified XX	2,632.361	14.33	37,722

	303,562.834		$3,967,221

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	6,964.168	$11.21	$78,068
Non-Qualified V (0.75)	25,740.414	11.46	294,985
Non-Qualified XII	558.413	11.43	6,383

	33,262.995		$379,436

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	324,577.850	$10.10	$3,278,236
Non-Qualified XIV	315,417.900	9.96	3,141,562
Non-Qualified XV	76,772.029	9.89	759,275
Non-Qualified XVI	160,698.692	9.87	1,586,096
Non-Qualified XVIII	40,741.014	9.66	393,558
Non-Qualified XIX	155,713.744	9.73	1,515,095

	1,073,921.229		$10,673,822

ING VP Real Estate Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	1,943.592	$15.43	$29,990
Non-Qualified V (0.75)	132,352.832	15.55	2,058,087
Non-Qualified XII	17,505.566	15.54	272,037

	151,801.990		$2,360,114

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	4,456.792	$8.00	$35,654
Non-Qualified V (0.75)	6,050.110	8.18	49,490
Non-Qualified XX	234.007	13.81	3,232

	10,740.909		$88,376

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	204,439.717	$7.62	$1,557,831
Non-Qualified XIV	247,139.418	7.51	1,856,017
Non-Qualified XV	99,877.165	7.46	745,084
Non-Qualified XVI	100,290.112	7.44	746,158
Non-Qualified XVIII	53,186.592	7.28	387,198
Non-Qualified XIX	105,236.112	7.34	772,433

	810,169.116		$6,064,721

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I
Currently payable annuity contracts:			$41,586,329
Contracts in accumulation period:
Non-Qualified V	1,203,119.757	$26.44	31,810,486
Non-Qualified V (0.75)	833,499.869	27.78	23,154,626
Non-Qualified VI	36,375.039	22.33	812,255
Non-Qualified VII	1,052,872.011	25.64	26,995,638
Non-Qualified VIII	318,872.426	18.33	5,844,932
Non-Qualified IX	11,013.555	25.87	284,921
Non-Qualified X	189,049.632	27.01	5,106,231
Non-Qualified XI	1,850.218	22.82	42,222
Non-Qualified XII	11,908.823	13.14	156,482
Non-Qualified XIII	1,166,812.879	12.72	14,841,860
Non-Qualified XIV	924,758.290	12.44	11,503,993
Non-Qualified XV	416,856.976	12.30	5,127,341
Non-Qualified XVI	336,649.774	10.32	3,474,226
Non-Qualified XVIII	66,061.946	10.08	665,904
Non-Qualified XIX	185,603.944	10.16	1,885,736
Non-Qualified XX	91,214.600	12.91	1,177,580

	6,846,519.739		$174,470,762

ING VP Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:			$11,730,174
Contracts in accumulation period:
Non-Qualified V	897,910.254	$19.27	17,302,731
Non-Qualified V (0.75)	1,039,871.497	20.25	21,057,398
Non-Qualified VI	21,883.092	17.69	387,112
Non-Qualified VII	1,183,071.479	18.70	22,123,437
Non-Qualified VIII	350,177.206	16.08	5,630,849
Non-Qualified IX	10,101.037	18.86	190,506
Non-Qualified X	170,189.657	19.52	3,322,102
Non-Qualified XI	1,200.063	17.92	21,505
Non-Qualified XII	1,754.268	14.47	25,384
Non-Qualified XIII	1,098,269.646	14.23	15,628,377
Non-Qualified XIV	1,238,718.859	13.91	17,230,579
Non-Qualified XV	454,455.572	13.75	6,248,764
Non-Qualified XVI	418,861.430	13.19	5,524,782
Non-Qualified XVIII	75,003.722	12.87	965,298
Non-Qualified XIX	242,868.629	12.98	3,152,435
Non-Qualified XX	3,884.223	11.62	45,135

	7,208,220.634		$130,586,568

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Money Market Portfolio - Class I
Currently payable annuity contracts:			$3,736,952
Contracts in accumulation period:
Non-Qualified V	400,551.263	$14.12	5,655,784
Non-Qualified V (0.75)	947,243.047	14.83	14,047,614
Non-Qualified VI	9,560.099	13.84	132,312
Non-Qualified VII	2,849,755.488	13.84	39,440,616
Non-Qualified VIII	552,474.285	12.65	6,988,800
Non-Qualified IX	1,714.076	13.81	23,671
Non-Qualified X	165,286.280	14.12	2,333,842
Non-Qualified XII	5,598.002	12.00	67,176
Non-Qualified XIII	3,537,817.254	11.83	41,852,378
Non-Qualified XIV	4,622,461.462	11.57	53,481,879
Non-Qualified XV	2,374,290.256	11.44	27,161,881
Non-Qualified XVI	504,820.665	10.46	5,280,424
Non-Qualified XVIII	579,968.501	10.21	5,921,478
Non-Qualified XIX	778,026.190	10.29	8,005,890
Non-Qualified XX	9,105.196	10.23	93,146

	17,338,672.064		$214,223,843

ING VP Natural Resources Trust
Contracts in accumulation period:
Non-Qualified V	36,129.976	$23.60	$852,667
Non-Qualified V (0.75)	121,905.942	24.79	3,022,048
Non-Qualified VII	34,782.409	23.13	804,517
Non-Qualified IX	2,771.556	23.09	63,995
Non-Qualified X	881.986	23.60	20,815
Non-Qualified XII	2,099.752	18.44	38,719

	198,571.621		$4,802,761

Janus Aspen Series Balanced Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	677.045	$28.25	$19,127

	677.045		$19,127

Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	513.793	$21.64	$11,118

	513.793		$11,118

Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	285.073	$19.42	$5,536
Non-Qualified IX	96.166	18.09	1,740

	381.239		$7,276

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	179.474	$24.16	$4,336
Non-Qualified IX	78.804	22.50	1,773

	258.278		$6,109

Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	263.230	$22.62	$5,954

	263.230		$5,954

Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
Contracts in accumulation period:
Non-Qualified V	111,334.529	$11.53	$1,283,687
Non-Qualified V (0.75)	550,422.685	11.79	6,489,483
Non-Qualified IX	1,657.946	11.40	18,901
Non-Qualified XII	1,312.851	11.76	15,439
Non-Qualified XX	3,696.330	14.01	51,786

	668,424.341		$7,859,296

Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Contracts in accumulation period:
Non-Qualified V	118,881.593	$13.43	$1,596,580
Non-Qualified V (0.75)	297,357.679	13.73	4,082,721
Non-Qualified IX	13,830.266	13.28	183,666
Non-Qualified XII	474.107	13.70	6,495
Non-Qualified XX	3,369.800	16.06	54,119

	433,913.445		$5,923,581

MFS® Strategic Income Series
Contracts in accumulation period:
Non-Qualified VII	124,650.467	$13.84	$1,725,162
Non-Qualified VIII	23,605.088	14.05	331,651

	148,255.555		$2,056,813

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Aggressive Growth Fund/VA
Currently payable annuity contracts:			$2,520,527
Contracts in accumulation period:
Non-Qualified VII	431,343.606	$16.74	7,220,692
Non-Qualified VIII	149,832.776	16.97	2,542,662
Non-Qualified XIII	540,723.825	11.97	6,472,464
Non-Qualified XIV	635,715.226	11.70	7,437,868
Non-Qualified XV	161,193.689	11.57	1,865,011
Non-Qualified XVI	327,027.340	5.32	1,739,785
Non-Qualified XVIII	284,334.908	5.20	1,478,542
Non-Qualified XIX	250,921.960	5.24	1,314,831

	2,781,093.330		$32,592,382

Oppenheimer Global Securities Fund/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	3,377.122	$21.20	$71,595

	3,377.122		$71,595

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:			$7,675,332
Contracts in accumulation period:
Non-Qualified VII	991,796.305	$14.24	14,123,179
Non-Qualified VIII	369,340.552	14.43	5,329,584
Non-Qualified XIII	845,037.223	10.11	8,543,326
Non-Qualified XIV	1,287,552.655	9.89	12,733,896
Non-Qualified XV	488,568.430	9.77	4,773,314
Non-Qualified XVI	261,262.521	8.81	2,301,723
Non-Qualified XVIII	69,361.033	8.60	596,505
Non-Qualified XIX	275,366.664	8.67	2,387,429

	4,588,285.383		$58,464,288

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	1,639.564	$11.72	$19,216
Non-Qualified V (0.75)	1,820.082	11.76	21,404

	3,459.646		$40,620

Oppenheimer Strategic Bond Fund/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	54.991	$14.75	$811

	54.991		$811

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

PIMCO Real Return Portfolio - Admin Class
Contracts in accumulation period:
Non-Qualified V	7,645.552	$10.87	$83,107
Non-Qualified V (0.75)	131,689.790	10.96	1,443,320

	139,335.342		$1,526,427

Pioneer Equity Income VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	123,630.363	$11.61	$1,435,349
Non-Qualified V (0.75)	214,565.457	11.87	2,546,892
Non-Qualified IX	2,811.726	11.48	32,279
Non-Qualified XII	12,604.643	11.84	149,239
Non-Qualified XX	7,256.790	13.95	101,232

	360,868.979		$4,264,991

Pioneer Fund VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	45.843	$10.61	$486
Non-Qualified V (0.75)	7,445.606	10.85	80,785

	7,491.449		$81,271

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V (0.75)	12,345.402	$10.81	$133,454

	12,345.402		$133,454

Pioneer Mid Cap Value VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	40,723.105	$15.24	$620,620
Non-Qualified V (0.75)	209,222.457	15.58	3,259,686
Non-Qualified IX	7,629.207	15.07	114,972
Non-Qualified XII	13,479.954	15.55	209,613
Non-Qualified XX	1,705.608	17.02	29,029

	272,760.331		$4,233,920

Wanger Select
Contracts in accumulation period:
Non-Qualified V	1,867.919	$12.45	$23,256
Non-Qualified V (0.75)	42,283.858	12.55	530,662

	44,151.777		$553,918

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wanger U.S. Smaller Companies
Contracts in accumulation period:
Non-Qualified V	1,159.574	$12.72	$14,750
Non-Qualified V (0.75)	41,876.561	12.82	536,858

	43,036.135		$551,608

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVII

Group AetnaPlus contracts issued in connection with deferred compensation plans having Contract modifications effective September 1, 1999.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

8.	Financial Highlights

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, follows:

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

AIM V.I. Capital Appreciation Fund - Series I Shares
2005	44	$9.92 to $10.25	$448	—%	0.75% to 1.25%	7.59% to 8.01%
2004	1,652	$5.69 to $9.99	15,172	—	0.75% to 1.90%	4.60% to 5.80%
2003	2,018	$5.44 to $9.46	17,500	—	0.75% to 1.90%	27.10% to 28.59%
2002	2,233	$4.28 to $7.37	14,832	—	0.45% to 1.90%	-25.80% to -0.04%
2001	2,600	$5.77 to $9.84	23,509	7.71	0.45% to 2.25%	-24.75% to -23.82%
AIM V.I. Core Equity Fund - Series I Shares
2005	101	$8.49 to $8.93	893	0.08	0.75% to 1.50%	3.66% to 4.46%
2004	2,909	$6.71 to $12.80	31,830	0.91	0.75% to 2.25%	6.85% to 8.23%
2003	3,366	$6.28 to $11.86	34,908	0.97	0.75% to 2.25%	22.18% to 23.44%
2002	3,742	$5.14 to $7.67	29,940	0.30	0.75% to 2.25%	-17.19% to -16.21%
2001	4,491	$6.21 to $9.17	42,858	0.05	0.45% to 2.25%	-24.31% to -16.23%
AIM V.I. Government Securities Fund - Series I Shares
2005	1,029	$11.59 to $12.65	12,677	3.05	0.95% to 1.90%	-0.26% to 0.64%
2004	1,184	$11.62 to $12.57	14,556	3.70	0.95% to 1.90%	0.61% to 1.62%
2003	1,239	$11.55 to $12.37	15,026	1.78	0.95% to 1.90%	-0.86% to 0.08%
2002	2,139	$11.65 to $12.36	25,997	2.67	0.95% to 1.90%	0.07% to 8.01%
2001	819	$10.83 to $11.38	9,149	5.55	0.50% to 1.90%	4.38% to 5.40%
AIM V.I. Growth Fund - Series I Shares
2005	68	$6.10 to $6.41	433	—	0.75% to 1.50%	5.90% to 6.68%
2004	2,462	$4.56 to $12.89	16,959	—	0.75% to 1.90%	6.05% to 7.35%
2003	2,783	$4.30 to $6.62	18,067	—	0.75% to 1.90%	28.74% to 30.23%
2002	3,069	$3.34 to $5.09	14,946	—	0.75% to 1.90%	-32.29% to -31.49%
2001	3,912	$4.93 to $7.44	27,757	0.20	0.45% to 2.25%	-35.18% to -34.38%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

AIM V.I. Premier Equity Fund - Series I Shares
2005	65	$7.77 to $8.03	$522	0.03%	0.75% to 1.25%	4.44% to 4.83%
2004	4,062	$6.57 to $8.97	36,351	0.42	0.75% to 1.90%	3.79% to 5.08%
2003	5,018	$6.33 to $8.56	42,830	0.28	0.75% to 1.90%	22.67% to 24.23%
2002	5,969	$5.16 to $6.91	41,327	0.29	0.45% to 1.90%	-31.59% to -30.57%
2001	7,410	$7.54 to $10.00	74,008	2.16	0.45% to 2.25%	-14.24% to -9.62%
American Century VP Balanced Fund
2005	44	$20.37	887	1.92	1.40%	3.45%
2004	56	$19.69	1,069	1.83	1.40%	8.25%
2003	78	$18.19	1,420	2.75	1.40%	17.81%
2002	96	$15.44	1,483	2.84	1.40%	-10.82%
2001	118	$17.32	2,043	6.22	0.85% to 1.40%	-4.90%
American Century VP International Fund
2005	64	$16.67 to $18.23	1,168	1.10	1.25% to 1.40%	11.64% to 11.80%
2004	73	$14.91 to $16.33	1,196	0.55	1.25% to 1.40%	13.32% to 13.56%
2003	93	$13.13 to $14.41	1,346	0.75	1.25% to 1.40%	22.74% to 22.94%
2002	131	$10.68 to $11.74	1,539	0.83	1.25% to 1.40%	-21.49% to -21.37%
2001	185	$13.59 to $14.95	2,759	10.20	0.85% to 1.40%	-30.17% to -30.06%
Calvert Social Balanced Portfolio
2005	153	$12.57 to $23.83	2,190	1.77	0.75% to 1.40%	4.14% to 4.84%
2004	166	$12.07 to $22.73	2,229	1.66	0.75% to 1.40%	6.81% to 7.47%
2003	178	$11.30 to $21.15	2,228	1.98	0.75% to 1.40%	17.59% to 18.42%
2002	167	$9.61 to $17.86	1,775	2.79	0.75% to 1.40%	-13.38% to -12.81%
2001	158	$11.09 to $20.48	1,959	4.91	0.45% to 1.50%	-8.25% to -7.64%
Federated American Leaders Fund II
2005	1,104	$18.98 to $26.19	28,971	1.66	1.25% to 1.40%	3.56% to 3.72%
2004	1,665	$18.30 to $25.29	42,192	1.46	1.25% to 1.40%	8.22% to 8.41%
2003	2,211	$16.88 to $23.37	51,717	1.51	1.25% to 1.40%	25.92% to 26.06%
2002	2,720	$13.39 to $18.56	50,539	1.17	1.25% to 1.40%	-21.33% to -21.21%
2001	3,522	$16.99 to $23.59	83,193	2.06	0.85% to 1.40%	-5.56% to -5.42%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Federated Capital Income Fund II
2005	232	$12.14 to $14.48	$3,367	5.79%	1.25% to 1.40%	4.78% to 5.02%
2004	373	$11.56 to $13.82	5,170	4.59	1.25% to 1.40%	8.39% to 8.54%
2003	505	$10.65 to $12.75	6,460	6.55	1.25% to 1.40%	18.94% to 19.13%
2002	653	$8.94 to $10.72	7,021	5.71	1.25% to 1.40%	-25.01% to -24.90%
2001	923	$11.90 to $14.29	13,230	3.57	0.85% to 1.40%	-14.94% to -14.81%
Federated Equity Income Fund II
2005	473	$13.99	6,708	2.27	1.40%	1.89%
2004	654	$13.73	9,093	2.05	1.25% to 1.40%	11.26%
2003	884	$12.34	11,005	1.89	1.25% to 1.40%	25.53%
2002	1,035	$9.83	10,264	2.11	1.25% to 1.40%	-21.85%
2001	1,384	$12.58	17,476	1.97	0.75% to 1.40%	-12.24%
Federated Fund for U.S. Government Securities II
2005	259	$15.92	4,124	4.54	1.40%	0.57%
2004	407	$15.83	6,444	5.03	1.25% to 1.40%	2.19%
2003	635	$15.49	9,833	3.85	1.25% to 1.40%	0.91%
2002	826	$15.35	12,674	3.65	1.40%	7.52%
2001	820	$14.28	11,702	3.90	0.85% to 1.40%	5.53%
Federated High Income Bond Fund II
2005	413	$17.91	7,437	9.23	1.40%	1.19%
2004	666	$15.13 to $17.70	11,845	7.82	1.25% to 1.40%	8.92% to 9.08%
2003	970	$13.87 to $16.25	15,774	7.68	1.25% to 1.40%	20.55% to 20.71%
2002	1,236	$11.49 to $13.48	16,683	10.52	1.25% to 1.40%	-0.03% to 0.12%
2001	1,548	$11.48 to $13.49	20,899	11.00	0.85% to 1.40%	-0.04% to 0.10%
Federated International Equity Fund II
2005	252	$15.85 to $17.06	4,318	—	1.25% to 1.40%	7.50% to 7.75%
2004	367	$14.71 to $15.87	5,865	—	1.25% to 1.40%	12.47% to 12.63%
2003	462	$13.06 to $14.11	6,565	—	1.25% to 1.40%	30.05% to 30.21%
2002	551	$10.03 to $10.85	6,024	—	1.25% to 1.40%	-23.84% to -23.73%
2001	767	$13.15 to $14.25	10,976	12.94	0.85% to 1.40%	-30.42% to -30.31%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Federated Mid Cap Growth Strategies Fund II
2005	358	$23.81	$8,518	—%	1.40%	11.11%
2004	489	$21.43	10,473	—	1.40%	13.81%
2003	627	$18.83	11,813	—	1.40%	38.15%
2002	764	$13.63	10,415	—	1.40%	-27.38%
2001	1,117	$18.77	20,974	1.68	0.85% to 1.40%	-23.48%
Federated Prime Money Fund II
2005	197	$12.67	2,500	2.40	1.40%	1.28%
2004	266	$12.51	3,326	0.78	1.40%	-0.64%
2003	392	$12.59	4,930	0.71	1.40%	-0.71%
2002	583	$12.68	7,387	1.37	1.40%	0.00%
2001	695	$12.68	8,812	3.44	0.85% to 1.40%	2.28%
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2005	482	$16.37 to $19.49	9,118	2.81	1.25% to 1.40%	2.58% to 2.70%
2004	631	$15.94 to $19.00	11,587	2.72	1.25% to 1.40%	4.00% to 4.18%
2003	681	$15.30 to $18.27	12,034	3.51	1.25% to 1.40%	16.30% to 16.53%
2002	728	$13.13 to $15.71	11,086	4.06	1.25% to 1.40%	-10.01% to -9.87%
2001	831	$14.57 to $17.45	14,094	6.08	0.85% to 1.40%	-5.44% to -5.30%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2005	14,205	$11.82 to $31.73	286,196	0.28	0.75% to 1.90%	14.76% to 16.07%
2004	13,694	$10.30 to $27.52	243,399	0.31	0.75% to 1.90%	13.19% to 14.61%
2003	11,483	$9.10 to $24.17	188,055	0.43	0.75% to 1.90%	-29.37% to 27.50%
2002	10,912	$7.22 to $19.81	145,571	0.86	0.45% to 1.90%	-11.07% to 78.65%
2001	11,618	$8.12 to $21.96	173,999	3.56	0.45% to 1.90%	-13.93% to -3.25%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2005	11,050	$11.74 to $26.48	191,800	1.68	0.75% to 1.90%	3.80% to 5.06%
2004	12,953	$11.31 to $25.37	218,459	1.49	0.75% to 1.90%	9.49% to 10.71%
2003	12,003	$10.33 to $23.07	192,149	1.64	0.75% to 1.90%	27.85% to 29.33%
2002	11,480	$8.08 to $17.95	146,420	1.78	0.75% to 1.90%	-18.53% to -17.57%
2001	12,170	$9.92 to $21.92	193,019	6.26	0.45% to 1.90%	-6.77% to -5.67%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Fidelity® VIP Growth Portfolio - Initial Class
2005	6,697	$6.49 to $24.43	$90,041	0.51%	0.75% to 1.90%	3.84% to 5.01%
2004	8,483	$6.25 to $23.41	109,798	0.28	0.75% to 1.90%	1.30% to 2.57%
2003	9,688	$6.17 to $22.97	125,864	0.26	0.75% to 1.90%	30.44% to 31.85%
2002	9,473	$4.73 to $17.54	98,180	0.26	0.45% to 1.90%	-31.44% to -30.42%
2001	10,633	$6.90 to $25.45	167,319	7.26	0.45% to 1.90%	-19.23% to -18.23%
Fidelity® VIP High Income Portfolio - Initial Class
2005	3,628	$8.87 to $13.08	39,781	14.63	0.95% to 1.90%	0.70% to 1.77%
2004	4,370	$8.76 to $12.92	47,964	8.75	0.80% to 2.25%	7.54% to 8.54%
2003	5,612	$8.11 to $11.96	56,970	6.32	0.95% to 2.25%	24.90% to 26.10%
2002	4,489	$6.46 to $9.53	36,456	10.78	0.95% to 2.25%	1.48% to 2.46%
2001	4,973	$6.34 to $9.34	39,385	13.71	0.50% to 2.25%	-13.42% to -12.58%
Fidelity® VIP Index 500 Portfolio - Initial Class
2005	2,538	$19.27 to $22.90	56,445	1.88	1.25% to 1.40%	3.34% to 3.49%
2004	3,269	$18.62 to $22.16	70,298	1.34	1.25% to 1.40%	9.11% to 9.21%
2003	3,762	$17.05 to $20.31	74,266	1.44	1.25% to 1.40%	26.62% to 26.86%
2002	4,125	$13.44 to $16.04	64,190	1.38	1.25% to 1.40%	-23.34% to -23.22%
2001	4,961	$17.51 to $20.93	100,783	1.20	0.85% to 1.40%	-13.34% to -13.21%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2005	105	$16.40 to $16.68	1,759	3.82	1.25% to 1.40%	0.79% to 0.92%
2004	118	$16.25 to $16.55	1,958	4.38	1.25% to 1.40%	2.99% to 3.11%
2003	140	$15.76 to $16.07	2,244	4.39	1.25% to 1.40%	3.74% to 3.89%
2002	187	$15.17 to $15.49	2,890	4.05	1.25% to 1.40%	8.80% to 8.96%
2001	217	$13.92 to $14.24	3,084	5.86	0.85% to 1.40%	6.94% to 7.10%
Fidelity® VIP Overseas Portfolio - Initial Class
2005	808	$12.98 to $19.38	15,059	0.62	0.75% to 1.50%	17.27% to 18.18%
2004	986	$10.99 to $16.51	15,669	1.18	0.75% to 1.50%	11.93% to 12.79%
2003	979	$9.75 to $14.74	13,904	0.58	0.75% to 1.50%	41.30% to 42.34%
2002	654	$6.85 to $10.42	6,617	0.85	0.75% to 1.50%	-21.47% to -20.88%
2001	770	$8.67 to $13.26	9,914	13.97	0.45% to 1.50%	-22.35% to -21.76%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Franklin Small Cap Value Securities Fund - Class 2
2005	278	$15.62 to $16.16	$4,461	0.61%	0.75% to 1.50%	7.13% to 8.02%
2004	294	$14.58 to $14.96	4,384	0.04	0.75% to 1.50%	22.18% to 22.82%
2003	55	$12.02 to $12.18	662	0.19	0.75% to 1.25%	30.59% to 31.11%
2002	39	$9.22 to $9.29	365	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series L
2005	3,997	$9.80 to $10.29	40,061	3.77	1.45% to 2.40%	0.00% to 0.88%
2004	5,199	$9.80 to $10.20	51,909	3.99	1.45% to 2.40%	-1.90% to -0.87%
2003	6,598	$9.99 to $10.29	66,868	3.48	1.45% to 2.40%	1.01% to 1.98%
2002	7,535	$9.89 to $10.09	75,255	0.05	1.45% to 2.40%	0.22% to 1.20%
2001	8,101	$9.87 to $9.97	80,345	4.63	1.35% to 2.40%	-1.53% to -0.46%
ING GET Fund - Series M
2005	6,021	$9.86 to $10.33	60,670	4.60	1.45% to 2.40%	-0.20% to 0.78%
2004	7,647	$9.88 to $10.25	76,815	4.34	1.45% to 2.40%	-1.59% to -0.68%
2003	9,320	$10.04 to $10.32	94,718	3.54	1.45% to 2.40%	1.31% to 2.38%
2002	11,558	$9.91 to $10.08	115,381	0.03	1.45% to 2.40%	1.12% to 2.10%
2001	12,531	$9.80 to $9.87	123,165	(a)	1.45% to 2.40%	(a)
ING GET Fund - Series N
2005	4,855	$10.04 to $10.49	49,719	3.76	1.45% to 2.40%	-0.30% to 0.67%
2004	6,188	$10.07 to $10.42	63,310	3.42	1.45% to 2.40%	-0.79% to 0.19%
2003	7,482	$10.15 to $10.40	76,785	2.65	1.45% to 2.40%	1.81% to 2.77%
2002	8,982	$9.97 to $10.12	90,143	0.02	1.45% to 2.40%	-2.77% to -1.82%
2001	10,181	$10.25 to $10.31	104,606	(a)	(a)	(a)
ING GET Fund - Series P
2005	3,584	$9.82 to $10.24	35,843	3.77	1.45% to 2.40%	-1.11% to -0.10%
2004	4,760	$9.93 to $10.25	47,889	3.64	1.45% to 2.40%	-1.00% to 0.00%
2003	5,731	$10.03 to $10.25	58,003	2.56	1.45% to 2.40%	1.42% to 2.40%
2002	7,680	$9.89 to $10.01	76,334	0.04	1.45% to 2.40%	-1.16% to -0.20%
2001	8,288	$10.00 to $10.03	83,012	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET Fund - Series Q
2005	3,101	$10.12 to $10.52	$31,948	3.93%	1.45% to 2.40%	-0.88% to 0.10%
2004	3,662	$10.21 to $10.51	37,872	3.57	1.45% to 2.40%	-0.49% to 0.38%
2003	4,282	$10.26 to $10.47	44,336	—	1.45% to 2.40%	2.60% to 3.66%
2002	5,460	$10.00 to $10.10	54,826	3.81	1.45% to 2.40%	0.00% to 0.97%
2001	162	$10.00	1,620	(a)	(a)	(a)
ING GET Fund - Series R
2005	2,426	$10.37 to $10.76	25,579	3.44	1.45% to 2.40%	-0.77% to 0.28%
2004	3,152	$10.45 to $10.73	33,352	3.22	1.45% to 2.40%	0.29% to 1.23%
2003	3,634	$10.42 to $10.60	38,175	0.01	1.45% to 2.40%	3.58% to 4.54%
2002	4,312	$10.06 to $10.14	43,556	(b)	1.45% to 2.40%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series S
2005	2,994	$10.31 to $10.84	31,376	2.52	1.00% to 2.40%	-0.58% to 0.84%
2004	3,472	$10.37 to $10.75	36,434	2.65	1.00% to 2.40%	0.19% to 1.70%
2003	4,236	$10.35 to $10.57	44,140	0.10	1.00% to 2.40%	3.40% to 4.86%
2002	5,334	$10.01 to $10.08	53,553	(b)	1.00% to 2.40%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series T
2005	2,299	$10.33 to $10.66	24,062	2.62	1.45% to 2.40%	-0.86% to 0.09%
2004	2,687	$10.42 to $10.65	28,261	2.80	1.45% to 2.40%	0.19% to 1.14%
2003	3,062	$10.40 to $10.53	32,020	0.14	1.45% to 2.40%	3.38% to 4.36%
2002	3,908	$10.06 to $10.09	39,378	(b)	1.45% to 2.40%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series U
2005	2,214	$10.48 to $10.80	23,508	2.19	1.45% to 2.40%	-1.04% to 0.00%
2004	2,553	$10.59 to $10.80	27,273	1.91	1.45% to 2.40%	0.95% to 1.89%
2003	2,854	$10.49 to $10.60	30,078	—	1.45% to 2.40%	5.21% to 6.00%
2002	50	$9.99 to $10.00	503	(b)	0.95% to 1.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET Fund - Series V
2005	4,571	$9.53 to $9.79	$44,051	1.94%	1.45% to 2.40%	-1.55% to -0.61%
2004	5,690	$9.68 to $9.85	55,481	1.00	1.45% to 2.40%	-0.10% to 0.82%
2003	7,680	$9.69 to $9.77	74,677	(c)	1.45% to 2.40%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
2005	16	$12.45 to $12.51	201	(e)	0.75% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Funds Growth Portfolio
2005	1,596	$11.89 to $12.03	20,435	-	0.95% to 1.90%	13.35% to 14.57%
2004	169	$10.49 to $10.50	1,774	(d)	0.95% to 1.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING American Funds Growth-Income Portfolio
2005	1,896	$10.70 to $10.82	22,150	0.42	0.95% to 1.90%	3.28% to 4.34%
2004	208	$10.36 to $10.37	2,347	(d)	0.95% to 1.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING American Funds International Portfolio
2005	2,168	$12.57 to $12.71	27,749	0.53	0.95% to 1.90%	18.70% to 19.79%
2004	856	$10.59 to $10.61	9,074	(d)	0.95% to 1.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Evergreen Health Sciences Portfolio - Class S
2005	45	$11.21 to $11.24	$505	(e)%	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Omega Portfolio - Institutional Class
2005	1,492	$10.17 to $11.36	17,454	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING FMR SM Diversified Mid Cap Portfolio - Service Class
2005	30	$11.82 to $11.86	356	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING FMR SM Earnings Growth Portfolio - Institutional Class
2005	2,299	$9.90 to $10.57	25,074	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2005	110	$10.97	1,210	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2005	195	$13.38 to $13.45	$2,620	(e)%	0.75% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Small Cap Equity Portfolio - Institutional Class
2005	803	$11.36 to $11.44	9,171	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Small Cap Equity Portfolio - Service Class
2005	1	$11.33	16	(e)	0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Value Opportunities Portfolio - Institutional Class
2005	4,224	$10.62 to $10.69	45,057	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Value Opportunities Portfolio - Service Class
2005	300	$10.64 to $10.65	3,197	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Julius Baer Foreign Portfolio - Service Class
2005	163	$13.31 to $13.42	$2,191	0.08%	0.75% to 1.25%	14.51%
2004	21	$11.72	242	(d)	0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Value Portfolio - Institutional Class
2005	3,079	$11.41 to $11.53	37,805	-	0.95% to 1.90%	4.20% to 5.20%
2004	80	$10.95 to $10.96	882	(d)	0.95% to 1.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Value Portfolio - Service Class
2005	64	$11.46 to $11.52	731	(e)	0.75% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class
2005	50	$10.55 to $10.58	532	(e)	0.95% to 1.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Growth Portfolio - Service 1 Class
2005	220	$10.44 to $10.48	2,302	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING LifeStyle Moderate Growth Portfolio - Service 1 Class
2005	333	$10.32 to $10.35	$3,437	(e)%	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Moderate Portfolio - Service 1 Class
2005	383	$10.24 to $10.27	3,932	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Service Class
2005	18	$11.39 to $11.42	210	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico International Opportunities Portfolio - Service Class
2005	677	$12.37 to $12.47	8,410	(e)	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Mercury Large Cap Growth Portfolio - Service Class
2005	146	$11.59 to $11.67	1,700	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING MFS Total Return Portfolio - Institutional Class
2005	13,910	$10.39 to $10.46	$145,082	(e)%	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return Portfolio - Service Class
2005	187	$12.59 to $13.03	2,374	2.65	0.75% to 1.50%	1.40% to 2.16%
2004	154	$12.39 to $12.85	1,922	2.76	0.75% to 1.50%	9.74% to 10.24%
2003	35	$11.29 to $11.33	401	(c)	0.75% to 1.25%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING MFS Utilities Portfolio - Service Class
2005	41	$11.39 to $11.45	469	(e)	0.75% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Main Street Portfolio® - Institutional Class
2005	140	$11.00 to $11.08	1,589	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Main Street Portfolio® - Service Class
2005	2	$11.02	27	(e)	0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING PIMCO High Yield Portfolio - Service Class
2005	284	$10.48 to $10.54	$2,987	(e)%	0.75% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Fund Portfolio - Institutional Class
2005	2,096	$10.95 to $11.02	27,255	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2005	80	$10.93 to $10.97	878	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Equity Income Portfolio - Service Class
2005	333	$14.18 to $14.98	4,775	1.58	0.75% to 1.50%	2.39% to 3.16%
2004	168	$13.81 to $14.63	2,335	1.25	0.75% to 1.50%	13.48% to 13.99%
2003	58	$12.17 to $12.22	704	(c)	0.75% to 1.25%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING UBS U.S. Allocation Portfolio - Service Class
2005	708	$10.78 to $10.85	7,663	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Van Kampen Growth and Income Portfolio - Service Class
2005	121	$11.02 to $11.08	$1,341	(e)%	0.75% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Large Company Value Portfolio - Service Class
2005	12	$11.02 to $13.27	130	1.16	0.75% to 1.25%	0.00% to 0.54%
2004	35	$11.02 to $13.23	387	1.06	0.75% to 1.25%	8.68% to 9.19%
2003	17	$10.14 to $12.14	179	0.65	0.75% to 1.25%	29.67%
2002	2	$7.82	14	(b)	1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING American Century Select Portfolio - Initial Class
2005	6,054	$10.14 to $10.75	69,123	(e)	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Small Cap Value Portfolio - Service Class
2005	107	$13.68 to $16.02	1,511	0.24	0.75% to 1.50%	6.29% to 7.08%
2004	77	$12.87 to $15.00	1,034	—	0.75% to 1.50%	19.89% to 20.35%
2003	50	$10.81 to $12.48	561	0.16	0.75% to 1.25%	16.24% to 34.53%
2002	20	$8.11 to $9.30	173	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Baron Small Cap Growth Portfolio - Service Class
2005	248	$15.20 to $17.25	3,883	—	0.75% to 1.50%	5.78% to 6.55%
2004	200	$14.37 to $16.22	2,941	—	0.75% to 1.50%	26.05% to 27.04%
2003	119	$11.40 to $12.79	1,381	—	0.75% to 1.50%	18.29% to 32.34%
2002	21	$8.72 to $9.68	193	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Davis Venture Value Portfolio - Service Class
2005	83	$11.31 to $14.15	$982	—%	0.75% to 1.50%	2.35% to 3.12%
2004	129	$11.05 to $13.75	1,483	—	0.75% to 1.50%	6.87% to 7.64%
2003	113	$10.34 to $12.80	1,215	0.75	0.75% to 1.50%	39.53%
2002	1	$7.69	5	(b)	0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Fundamental Research Portfolio - Service Class
2005	2	$11.46 to $11.68	19	2.04	0.75% to 1.25%	4.37% to 4.94%
2004	7	$10.98 to $11.13	79	—	0.75% to 1.25%	9.12%
2003	1	$10.20	6	(c)	0.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING Goldman Sachs® Capital Growth Portfolio - Service Class
2005	35	$10.61 to $12.72	379	0.29	0.75% to 1.25%	0.57% to 1.12%
2004	29	$10.55 to $12.61	315	—	0.75% to 1.25%	7.43% to 7.98%
2003	2	$9.82 to $11.70	25	—	0.75% to 1.25%	22.68%
2002	2	$8.07	18	(b)	0.75% to 0.80%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Fleming International Portfolio - Initial Class
2005	3,204	$8.99 to $26.17	43,806	0.75	0.75% to 1.90%	7.92% to 9.22%
2004	3,467	$8.33 to $23.96	44,030	1.15	0.75% to 1.90%	16.67% to 18.03%
2003	3,196	$7.14 to $20.30	34,019	1.05	0.75% to 1.90%	27.05% to 28.48%
2002	2,909	$5.62 to $15.80	24,044	0.62	0.75% to 1.90%	-19.64% to -18.69%
2001	2,892	$7.00 to $19.44	30,449	25.04	0.45% to 2.25%	-28.33% to -27.48%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2005	137	$14.89 to $17.10	2,101	0.28	0.75% to 1.50%	6.89% to 7.67%
2004	154	$13.93 to $15.92	2,215	0.21	0.75% to 1.50%	18.76% to 19.71%
2003	55	$11.73 to $13.32	678	0.48	0.75% to 1.50%	28.46% to 29.02%
2002	9	$9.17 to $9.20	87	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING MFS Capital Opportunities Portfolio - Initial Class
2005	2,322	$6.16 to $27.83	$30,602	0.78%	0.75% to 1.90%	-0.32% to 0.80%
2004	2,955	$6.18 to $27.61	38,224	0.42	0.75% to 1.90%	10.75% to 12.05%
2003	3,394	$5.58 to $24.64	39,287	0.20	0.75% to 1.90%	25.68% to 27.14%
2002	3,869	$4.44 to $20.94	35,741	—	0.45% to 1.90%	-31.49% to -30.48%
2001	4,710	$6.49 to $30.11	62,832	19.25	0.45% to 2.25%	-26.19% to -25.29%
ING OpCap Balanced Value Portfolio - Service Class
2005	121	$11.26 to $14.11	1,444	0.39	0.75% to 1.50%	1.17% to 1.94%
2004	180	$11.13 to $13.87	2,116	1.01	0.75% to 1.50%	8.69% to 9.42%
2003	116	$10.24 to $12.69	1,250	1.66	0.75% to 1.50%	28.66%
2002	2	$8.34 to $8.37	15	(b)	0.80% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Global Portfolio - Initial Class
2005	15,774	$11.62 to $12.04	193,562	(e)	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Strategic Income Portfolio - Initial Class
2005	7,202	$9.99 to $10.13	75,516	(e)	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO Total Return Portfolio - Service Class
2005	492	$11.31 to $11.65	5,693	1.55	0.75% to 1.50%	0.53% to 1.30%
2004	339	$11.18 to $11.50	3,885	—	0.75% to 1.50%	2.73% to 3.60%
2003	237	$10.82 to $11.10	2,613	3.68	0.75% to 1.50%	0.93% to 3.26%
2002	119	$10.70 to $10.75	1,275	(b)	0.75% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
2005	3,880	$5.65 to $16.48	$48,357	—%	0.75% to 1.90%	9.28% to 10.60%
2004	4,742	$5.17 to $14.90	53,255	—	0.75% to 1.90%	7.71% to 8.92%
2003	5,581	$4.80 to $13.68	58,639	—	0.75% to 1.90%	35.59% to 37.25%
2002	6,053	$3.54 to $9.97	47,008	—	0.45% to 1.90%	-36.54% to -35.60%
2001	7,478	$5.58 to $15.53	91,535	6.31	0.45% to 2.25%	-26.64% to -25.74%
ING Solution 2015 Portfolio - Service Class
2005	6	$10.68 to $10.72	68	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2025 Portfolio - Service Class
2005	11	$10.91 to $10.94	125	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2035 Portfolio - Service Class
2005	—	$11.07	3	(e)	1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2045 Portfolio - Service Class
2005	—	$11.27	3	(e)	1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Solution Income Portfolio - Service Class
2005	13	$10.30	$138	(e)%	1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2005	7,857	$11.07 to $11.73	90,830	(e)	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2005	2,307	$13.30 to $26.93	64,310	0.49	0.75% to 1.50%	4.59% to 5.39%
2004	2,801	$12.62 to $25.72	73,921	0.15	0.75% to 1.50%	8.39% to 9.21%
2003	3,123	$11.57 to $23.71	74,887	0.15	0.75% to 1.50%	28.96% to 30.00%
2002	3,205	$8.90 to $18.37	58,443	0.19	0.45% to 1.50%	-24.44% to -23.64%
2001	3,768	$11.70 to $24.29	89,395	15.41	0.45% to 2.25%	-11.56% to -10.85%
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2005	3,105	$7.38 to $16.45	40,268	0.88	0.75% to 1.90%	7.27% to 8.51%
2004	3,631	$6.88 to $15.16	43,678	0.77	0.75% to 1.90%	12.60% to 13.90%
2003	3,988	$6.11 to $13.31	42,940	0.57	0.75% to 1.90%	22.69% to 24.04%
2002	4,627	$4.98 to $10.73	40,669	0.20	0.75% to 1.90%	-26.32% to -25.45%
2001	5,830	$6.77 to $14.39	69,394	20.49	0.45% to 1.90%	-22.40% to -21.48%
ING Van Kampen Comstock Portfolio - Service Class
2005	252	$12.42 to $14.68	3,224	0.60	0.75% to 1.50%	1.97% to 2.74%
2004	298	$12.18 to $14.32	3,726	—	0.75% to 1.50%	15.23% to 15.84%
2003	83	$10.64 to $12.38	899	0.77	0.75% to 1.25%	28.04% to 28.69%
2002	38	$8.31 to $8.34	319	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Van Kampen Equity and Income Portfolio - Initial Class
2005	13,462	$10.66 to $10.91	$146,295	(e)%	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Equity and Income Portfolio - Service Class
2005	—	$11.91	2	—	0.75%	7.01%
2004	12	$10.36 to $11.13	137	—	0.75% to 1.50%	8.94% to 9.76%
2003	5	$9.51 to $10.14	53	0.01	0.75% to 1.50%	25.47%
2002	—	$8.01	428	(b)	1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Strategic Allocation Balanced Portfolio - Class I
2005	953	$12.95 to $18.65	21,319	1.57	0.75% to 1.50%	3.15% to 3.90%
2004	1,065	$15.45 to $17.95	20,822	1.30	0.75% to 2.25%	8.74% to 9.38%
2003	948	$14.19 to $16.41	16,937	1.41	0.75% to 2.25%	17.79% to 18.57%
2002	977	$12.03 to $13.84	14,344	2.50	0.45% to 1.40%	-10.81% to -9.94%
2001	1,082	$13.47 to $15.41	17,390	2.50	0.45% to 2.25%	-8.30% to -7.65%
ING VP Strategic Allocation Growth Portfolio - Class I
2005	633	$16.45 to $19.56	14,815	1.22	0.75% to 1.50%	4.65% to 5.39%
2004	771	$15.68 to $18.56	15,631	1.04	0.75% to 2.25%	10.33% to 11.20%
2003	813	$14.18 to $16.69	14,808	0.87	0.75% to 2.25%	22.52% to 23.45%
2002	835	$11.55 to $13.52	11,257	1.75	0.75% to 2.25%	-15.04% to -14.40%
2001	898	$13.56 to $15.80	13,876	1.59	0.45% to 2.25%	-12.87% to -12.21%
ING VP Strategic Allocation Income Portfolio - Class I
2005	795	$15.95 to $18.08	16,483	1.95	0.75% to 1.50%	2.31% to 3.08%
2004	926	$15.55 to $17.54	18,730	1.82	0.75% to 1.50%	6.50% to 7.15%
2003	1,031	$14.58 to $16.37	19,422	2.31	0.75% to 1.40%	12.05% to 12.82%
2002	1,237	$12.99 to $14.51	20,088	3.32	0.75% to 1.40%	-5.69% to -0.78%
2001	1,380	$10.79 to $15.29	23,347	4.36	0.45% to 2.25%	-3.75% to -3.11%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Growth and Income Portfolio - Class I
2005	15,346	$7.36 to $231.60	$383,782	0.99%	0.75% to 1.90%	6.05% to 7.34%
2004	18,090	$6.94 to $216.86	423,357	2.31	0.75% to 2.25%	6.28% to 7.59%
2003	20,842	$6.53 to $202.58	455,361	—	0.75% to 2.25%	-24.93% to 25.16%
2002	24,165	$5.28 to $162.71	415,966	0.84	0.45% to 1.90%	-26.42% to 60.86%
2001	29,079	$7.17 to $219.66	663,646	0.60	0.45% to 2.25%	-19.96% to -18.98%
ING GET U.S. Core Portfolio - Series 1
2005	1,865	$10.24 to $10.49	19,331	2.38	1.45% to 2.40%	-0.78% to 0.10%
2004	2,214	$10.32 to $10.48	23,042	0.68	1.45% to 2.40%	0.98% to 1.95%
2003	2,531	$10.22 to $10.28	25,945	(c)	1.45% to 2.40%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 2
2005	1,432	$9.98 to $10.21	14,471	2.63	1.45% to 2.40%	-1.58% to -0.58%
2004	1,939	$10.14 to $10.27	19,803	0.10	1.45% to 2.40%	1.20% to 2.19%
2003	2,442	$10.02 to $10.05	24,501	(c)	1.45% to 2.40%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 3
2005	4,182	$9.73 to $9.92	41,138	1.97	1.45% to 2.40%	-1.62% to -0.70%
2004	5,491	$9.89 to $9.99	54,614	—	1.45% to 2.40%	-1.00% to -0.10%
2003	196	$10.00	1,965	(c)	0.95% to 1.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 4
2005	569	$10.21 to $10.39	5,868	1.74	1.45% to 2.40%	-1.16% to -0.19%
2004	788	$10.33 to $10.41	8,173	(d)	1.45% to 2.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET U.S. Core Portfolio - Series 5
2005	374	$10.46 to $10.62	$3,957	0.98%	1.45% to 2.40%	0.19% to 1.14%
2004	422	$10.44 to $10.50	4,428	(d)	1.45% to 2.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 6
2005	6,780	$10.08 to $10.21	68,984	0.38	1.45% to 2.40%	0.20% to 1.19%
2004	8,740	$10.06 to $10.09	88,090	(d)	1.45% to 2.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 7
2005	4,298	$9.99 to $10.09	43,222	0.06	1.45% to 2.40%	-0.10% to 0.90%
2004	5,702	$10.00	57,015	(d)	0.95% to 1.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 8
2005	3,197	$10.05 to $10.12	32,287	(e)	1.45% to 2.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 9
2005	2,337	$9.94 to $10.00	23,302	(e)	1.45% to 2.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET U.S. Core Portfolio - Series 10
2005	2,176	$9.96 to $10.00	$21,698	(e)%	1.45% to 2.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 11
2005	2,425	$10.01 to $10.02	24,279	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Science and Technology Portfolio - Class I
2005	2,617	$3.92 to $13.24	10,507	—	0.75% to 1.90%	9.56% to 10.87%
2004	2,857	$3.56 to $11.96	10,373	—	0.75% to 1.90%	-3.17% to -1.86%
2003	3,595	$3.66 to $12.23	13,372	—	0.75% to 1.90%	42.64% to 44.62%
2002	2,536	$2.55 to $2.67	6,564	—	0.75% to 1.90%	-42.40% to -41.72%
2001	2,631	$4.42 to $4.62	11,745	—	0.45% to 1.90%	-24.42% to -23.54%
ING VP Growth Portfolio - Class I
2005	1,858	$5.77 to $16.14	23,711	0.68	0.75% to 1.90%	7.25% to 8.61%
2004	2,380	$5.38 to $14.86	28,081	0.12	0.75% to 1.90%	5.25% to 6.37%
2003	2,874	$5.11 to $13.97	32,091	—	0.75% to 1.90%	27.75% to 29.46%
2002	3,203	$4.00 to $10.80	28,286	—	0.75% to 1.90%	-30.30% to -29.47%
2001	4,148	$5.73 to $15.31	52,088	12.13	0.45% to 2.25%	-28.45% to -27.61%
ING VP Index Plus LargeCap Portfolio - Class I
2005	9,069	$8.14 to $20.22	161,314	1.24	0.75% to 1.90%	3.43% to 4.62%
2004	10,827	$7.87 to $19.33	182,362	1.01	0.75% to 2.25%	8.40% to 9.77%
2003	12,166	$7.26 to $17.61	186,926	1.03	0.75% to 2.25%	23.89% to 25.16%
2002	13,185	$5.86 to $14.07	154,417	0.24	0.45% to 2.25%	-23.02% to -21.88%
2001	15,160	$7.62 to $18.06	224,762	4.07	0.45% to 2.25%	-15.27% to -5.62%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Index Plus MidCap Portfolio - Class I
2005	859	$16.06 to $22.30	$18,302	0.44%	0.75% to 1.50%	9.52% to 10.34%
2004	944	$14.59 to $20.23	18,233	0.40	0.75% to 1.50%	14.85% to 15.72%
2003	901	$12.63 to $17.49	15,032	0.44	0.75% to 1.50%	30.49% to 31.40%
2002	925	$12.33 to $13.31	11,779	0.50	0.45% to 1.50%	-13.40% to -12.49%
2001	631	$14.24 to $15.26	9,214	6.54	0.45% to 1.50%	-2.80% to 12.09%
ING VP Index Plus SmallCap Portfolio - Class I
2005	614	$15.33 to $17.45	9,917	0.31	0.75% to 1.50%	6.09% to 6.79%
2004	592	$14.45 to $16.34	8,963	0.14	0.75% to 1.50%	20.22% to 21.21%
2003	538	$12.02 to $13.49	6,712	0.16	0.75% to 1.50%	34.15% to 35.13%
2002	464	$8.96 to $9.99	4,275	0.19	0.75% to 1.50%	-14.50% to -13.86%
2001	225	$10.48 to $11.60	2,411	3.71	0.45% to 1.50%	0.87% to 1.64%
ING VP International Equity Portfolio - Class I
2005	1,463	$8.00 to $11.31	17,086	0.92	0.75% to 1.90%	14.61% to 16.00%
2004	1,353	$6.98 to $9.75	13,340	1.15	0.75% to 1.90%	14.99% to 16.21%
2003	993	$6.07 to $8.39	8,924	0.89	0.75% to 1.90%	29.42% to 31.09%
2002	836	$4.69 to $6.40	5,228	0.22	0.75% to 1.90%	-28.07% to -27.23%
2001	954	$6.51 to $8.79	7,991	0.12	0.45% to 2.25%	-25.34% to -24.45%
ING VP Small Company Portfolio - Class I
2005	3,533	$11.60 to $25.23	72,337	0.14	0.75% to 1.90%	8.21% to 9.46%
2004	4,382	$10.72 to $23.05	82,870	0.28	0.75% to 1.90%	12.13% to 13.55%
2003	4,826	$9.56 to $20.30	80,458	0.24	0.75% to 1.90%	34.84% to 36.42%
2002	4,213	$7.09 to $14.88	52,158	0.52	0.45% to 1.90%	-24.69% to -23.57%
2001	3,814	$9.41 to $19.53	62,576	3.89	0.45% to 2.25%	0.50% to 3.22%
ING VP Value Opportunity Portfolio - Class I
2005	684	$12.96 to $19.87	12,906	1.88	0.75% to 1.50%	5.44% to 6.20%
2004	909	$12.23 to $18.71	16,285	0.82	0.75% to 1.50%	8.48% to 9.35%
2003	1,131	$11.21 to $17.11	18,645	0.76	0.75% to 1.50%	22.79% to 23.63%
2002	1,272	$9.36 to $13.84	17,001	0.44	0.45% to 1.50%	-27.07% to -26.30%
2001	1,441	$12.75 to $18.83	26,362	5.21	0.45% to 1.50%	-10.97% to 0.58%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Value Opportunity Portfolio - Class S
2005	145	$9.93 to $9.94	$1,436	(e)%	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Financial Services Portfolio - Class I
2005	11	$11.83 to $11.93	126	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP International Value Portfolio - Class I
2005	304	$12.68 to $14.33	3,967	2.79	0.75% to 1.50%	7.82% to 8.62%
2004	247	$11.76 to $13.22	2,980	1.29	0.75% to 1.50%	15.63% to 16.51%
2003	115	$10.17 to $11.37	1,199	1.60	0.75% to 1.50%	15.86% to 29.02%
2002	49	$7.95 to $8.83	404	(b)	0.75% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP MidCap Opportunities Portfolio - Class I
2005	33	$11.21 to $11.46	379	—	0.75% to 1.25%	9.05% to 9.56%
2004	32	$10.28 to $13.84	340	—	0.75% to 1.25%	10.18% to 10.69%
2003	96	$9.33 to $9.45	905	—	0.75% to 1.25%	34.83% to 35.58%
2002	11	$6.89 to $6.97	76	(b)	0.75% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP MidCap Opportunities Portfolio - Class S
2005	1,074	$9.66 to $10.10	10,674	—	0.95% to 1.90%	8.05% to 9.07%
2004	1,180	$8.94 to $9.26	10,784	—	0.95% to 1.90%	9.02% to 10.11%
2003	818	$8.20 to $8.41	6,818	—	0.95% to 1.90%	34.21% to 35.43%
2002	418	$6.11 to $6.21	2,583	—	0.95% to 1.90%	-27.40% to -26.70%
2001	102	$8.42 to $8.48	865	(a)	0.95% to 1.90%	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Real Estate Portfolio - Class I
2005	152	$15.43 to $15.55	$2,360	3.04%	0.75% to 1.25%	11.17% to 11.63%
2004	86	$13.88 to $13.93	1,193	(d)	0.75% to 1.25%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING VP SmallCap Opportunities Portfolio - Class I
2005	11	$8.00 to $13.81	88	—	0.75% to 1.25%	7.82% to 8.34%
2004	128	$7.42 to $12.78	970	—	0.75% to 1.25%	8.80% to 9.42%
2003	202	$6.78 to $11.71	1,392	—	0.75% to 1.50%	36.95% to 37.45%
2002	12	$4.98 to $5.02	58	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP SmallCap Opportunities Portfolio - Class S
2005	810	$7.28 to $7.62	6,065	—	0.95% to 1.90%	6.74% to 7.78%
2004	765	$6.82 to $7.07	5,342	—	0.95% to 1.90%	7.91% to 8.94%
2003	704	$6.32 to $6.49	4,528	—	0.95% to 1.90%	35.62% to 37.21%
2002	376	$4.66 to $4.73	1,772	—	0.95% to 1.90%	-44.82% to -44.28%
2001	151	$8.44 to $8.50	1,280	(a)	0.95% to 1.90%	(a)
ING VP Balanced Portfolio - Class I
2005	6,847	$10.08 to $27.78	174,465	2.33	0.75% to 1.90%	2.34% to 3.50%
2004	7,519	$9.85 to $26.84	189,559	2.00	0.75% to 2.25%	7.30% to 8.58%
2003	6,962	$9.18 to $24.72	172,818	1.94	0.75% to 2.25%	16.65% to 18.00%
2002	7,046	$7.87 to $26.80	148,868	1.07	0.45% to 2.25%	-12.01% to -10.71%
2001	8,277	$8.94 to $30.01	189,948	5.84	0.45% to 2.25%	-6.04% to 0.46%
ING VP Intermediate Bond Portfolio - Class I
2005	7,208	$11.62 to $20.25	130,583	3.70	0.75% to 1.90%	1.18% to 2.38%
2004	7,665	$11.37 to $19.78	137,880	7.97	0.75% to 2.25%	2.91% to 4.11%
2003	8,243	$10.94 to $19.00	143,435	1.80	0.75% to 2.25%	4.22% to 5.51%
2002	9,939	$11.86 to $18.01	164,563	3.25	0.75% to 2.25%	6.28% to 7.53%
2001	9,525	$11.16 to $16.75	144,459	6.51	0.45% to 2.25%	6.67% to 7.93%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Money Market Portfolio - Class I
2005	17,339	$10.21 to $14.83	$214,217	1.08%	0.75% to 1.90%	1.09% to 2.21%
2004	15,367	$10.10 to $14.51	192,781	1.13	0.75% to 2.25%	-0.88% to 0.35%
2003	13,149	$10.02 to $14.46	173,894	1.89	0.75% to 2.25%	-1.07% to 0.14%
2002	19,939	$10.30 to $14.44	262,556	3.85	0.75% to 2.25%	-0.31% to 0.86%
2001	22,423	$10.33 to $48.45	293,027	4.69	0.45% to 2.25%	1.33% to 3.16%
ING VP Natural Resources Trust
2005	199	$18.44 to $24.79	4,803	0.03	0.75% to 1.50%	40.71% to 41.82%
2004	111	$16.41 to $17.48	1,861	0.95	0.75% to 1.50%	11.03% to 11.76%
2003	116	$14.78 to $15.64	1,732	—	0.75% to 1.50%	28.52% to 29.58%
2002	135	$11.48 to $12.07	1,567	0.19	0.75% to 1.50%	-3.56% to -2.83%
2001	166	$11.90 to $12.42	2,003	—	0.45% to 1.50%	-17.19% to -16.57%
Janus Aspen Series Balanced Portfolio - Institutional Shares
2005	1	$28.25	19	—	0.75%	7.17%
2004	9,164	$9.95 to $27.77	156,790	2.08	0.75% to 1.90%	6.53% to 7.72%
2003	11,471	$9.34 to $25.95	186,531	2.17	0.75% to 1.90%	-46.48% to 13.18%
2002	13,695	$8.35 to $23.08	197,825	2.41	0.45% to 1.90%	-8.22% to 109.99%
2001	15,239	$9.10 to $25.02	240,241	2.63	0.45% to 1.90%	-6.53% to -5.42%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2005	1	$21.64	11	—	0.75%	1.22%
2004	794	$11.46 to $21.38	15,748	5.17	0.75% to 1.50%	2.40% to 3.19%
2003	1,144	$11.13 to $20.72	22,158	4.66	0.75% to 1.50%	4.82% to 5.61%
2002	1,538	$12.85 to $19.62	28,392	4.45	0.45% to 1.50%	8.83% to 9.98%
2001	1,415	$11.72 to $17.89	23,940	5.95	0.45% to 1.50%	-0.78% to 6.93%
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
2005	—	$18.09 to $19.42	7	—	0.75% to 1.50%	2.73% to 3.52%
2004	6,667	$5.85 to $21.12	84,481	0.13	0.75% to 1.90%	2.45% to 3.70%
2003	8,493	$5.71 to $20.49	105,326	0.08	0.75% to 1.90%	29.19% to 30.80%
2002	10,142	$4.42 to $15.78	98,503	—	0.45% to 1.90%	-27.91% to -26.84%
2001	13,150	$6.13 to $21.78	176,779	0.26	0.45% to 2.25%	-26.17% to -25.27%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
2005	—	$22.50 to $24.16	$6	—%	0.75% to 1.50%	10.62% to 11.44%
2004	7,231	$4.59 to $21.68	94,264	—	0.75% to 1.90%	18.30% to 19.85%
2003	7,749	$3.88 to $18.09	88,717	—	0.75% to 1.90%	32.77% to 34.10%
2002	8,940	$2.92 to $15.64	77,233	—	0.45% to 1.90%	-29.31% to -28.26%
2001	11,480	$4.14 to $21.80	141,806	—	0.45% to 1.90%	-40.61% to -39.88%
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
2005	—	$22.62	6	—	0.75%	5.11%
2004	10,934	$5.95 to $23.00	154,245	0.94	0.75% to 1.90%	2.76% to 3.96%
2003	13,736	$5.79 to $22.26	190,923	1.05	0.75% to 1.90%	21.64% to 23.07%
2002	17,171	$4.76 to $18.46	198,280	0.84	0.45% to 1.90%	-26.92% to -25.84%
2001	20,979	$6.51 to $24.89	331,396	0.44	0.45% to 2.25%	-23.92% to -22.98%
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
2005	668	$11.40 to $14.01	7,859	1.05	0.75% to 1.50%	1.69% to 2.52%
2004	591	$11.21 to $13.69	6,773	1.07	0.75% to 1.50%	10.99% to 11.78%
2003	303	$10.10 to $12.27	3,110	1.02	0.75% to 1.50%	29.43% to 30.09%
2002	54	$7.85 to $7.91	422	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
2005	434	$13.28 to $16.06	5,924	0.52	0.75% to 1.50%	6.67% to 7.43%
2004	292	$12.45 to $14.98	3,732	0.40	0.75% to 1.50%	22.18% to 23.12%
2003	117	$10.19 to $12.20	1,217	0.66	0.75% to 1.50%	3.85% to 23.87%
2002	55	$8.38 to $9.87	474	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
MFS® Strategic Income Series
2005	148	$13.84 to $14.05	2,057	7.02	1.25% to 1.40%	0.44% to 0.64%
2004	181	$13.78 to $13.96	2,503	5.05	1.25% to 1.40%	6.25% to 6.32%
2003	194	$12.97 to $13.13	2,524	5.90	1.25% to 1.40%	8.81% to 9.05%
2002	228	$11.92 to $12.04	2,720	2.91	1.25% to 1.40%	6.89% to 7.05%
2001	156	$11.15 to $11.25	1,742	3.89	0.85% to 1.40%	3.28% to 3.44%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Oppenheimer Aggressive Growth Fund/VA
2005	2,781	$5.20 to $16.97	$32,591	—%	0.95% to 1.90%	10.32% to 11.25%
2004	3,156	$4.71 to $15.29	32,874	—	0.95% to 1.90%	17.46% to 18.63%
2003	3,313	$4.01 to $12.93	29,115	—	0.95% to 1.90%	23.01% to 24.42%
2002	3,447	$3.26 to $10.43	23,930	0.67	0.95% to 1.90%	-29.17% to -28.48%
2001	4,063	$4.60 to $14.62	40,449	15.39	0.50% to 2.25%	-32.58% to -31.92%
Oppenheimer Global Securities Fund/VA
2005	3	$21.20	72	2.12	0.75%	13.49%
2004	2,073	$15.03 to $23.47	43,720	1.17	0.75% to 1.50%	17.37% to 18.23%
2003	1,634	$12.73 to $19.94	29,539	0.55	0.75% to 1.50%	40.97% to 41.96%
2002	1,174	$10.74 to $14.12	15,177	0.57	0.75% to 1.50%	-23.30% to -22.72%
2001	977	$14.01 to $18.36	16,403	12.79	0.75% to 1.50%	-13.36% to -12.70%
Oppenheimer Main Street Fund®/VA
2005	4,588	$8.60 to $14.43	58,462	1.38	0.95% to 1.90%	3.99% to 4.98%
2004	5,694	$8.27 to $13.79	68,396	0.85	0.80% to 2.25%	7.40% to 8.45%
2003	5,799	$7.70 to $12.76	65,121	0.86	0.95% to 2.25%	24.19% to 25.42%
2002	5,617	$6.20 to $10.19	48,801	0.77	0.95% to 2.25%	-20.34% to -19.57%
2001	6,141	$7.78 to $12.71	65,709	0.53	0.50% to 2.25%	-11.87% to -11.02%
Oppenheimer Main Street Small Cap Fund®/VA
2005	3	$11.72 to $11.76	41	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Strategic Bond Fund/VA
2005	—	$14.75	1	9.35	0.75%	1.86%
2004	3,938	$13.17 to $15.49	58,634	4.61	0.75% to 2.25%	6.66% to 7.90%
2003	3,027	$12.23 to $14.43	42,500	6.13	0.75% to 2.25%	15.80% to 17.10%
2002	2,737	$10.76 to $12.38	32,735	7.25	0.75% to 2.25%	5.40% to 6.64%
2001	2,585	$10.21 to $11.67	28,892	6.16	0.50% to 2.25%	2.84% to 4.06%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

PIMCO Real Return Portfolio - Admin Class
2005	139	$10.87 to $10.96	$1,526	3.42%	0.75% to 1.25%	1.29%
2004	48	$10.82	522	(d)	0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Pioneer Equity Income VCT Portfolio - Class I
2005	361	$11.48 to $13.95	4,265	2.67	0.75% to 1.50%	4.17% to 4.95%
2004	140	$11.02 to $13.32	1,581	2.07	0.75% to 1.50%	14.67% to 15.53%
2003	26	$9.61 to $11.55	253	2.46	0.75% to 1.50%	21.03% to 21.61%
2002	19	$7.99 to $8.05	153	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer Fund VCT Portfolio - Class I
2005	7	$10.61 to $10.85	81	1.50	0.75% to 1.25%	4.84% to 5.44%
2004	5	$10.12 to $10.29	52	—	0.75% to 1.25%	9.88% to 10.41%
2003	—	$9.21 to $9.32	4	0.58	0.75% to 1.25%	22.79%
2002	—	$7.59	1	(b)	0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer High Yield VCT Portfolio - Class I
2005	12	$10.81	133	6.30	0.75%	1.22%
2004	20	$10.68	216	(d)	0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Pioneer Mid Cap Value VCT Portfolio - Class I
2005	273	$15.07 to $17.02	4,234	0.32	0.75% to 1.50%	6.28% to 7.08%
2004	220	$14.18 to $15.93	3,193	0.31	0.75% to 1.50%	20.27% to 21.25%
2003	62	$11.79 to $13.17	739	0.14	0.75% to 1.50%	35.85% to 36.36%
2002	3	$8.73 to $8.80	30	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Wanger Select
2005	44	$12.45 to $12.55	$554	—%	0.75% to 1.25%	9.61%
2004	22	$11.45	249	(d)	0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Wanger U.S. Smaller Companies
2005	43	$12.72 to $12.82	552	—	0.75% to 1.25%	10.42%
2004	8	$11.61	97	(d)	0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

(a)	As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

(c)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

(d)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(e)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.

The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense risk charge, plus annual administrative charges and other contract charges, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.